File Nos.  33-26646
                                                                      811-5716
==============================================================================

                      SECURITIES AND EXCHANGE COMMISSION

                           Washington, D.C.  20549

                                   FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    ( )
     Pre-Effective Amendment No.                                           ( )
     Post-Effective Amendment No.    20                                    (X)

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940            ( )
     Amendment No.    43                                                   (X)

                      (Check appropriate box or boxes.)

     PREFERRED LIFE VARIABLE ACCOUNT C
     ---------------------------------
     (Exact Name of Registrant)

     PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
     --------------------------------------------
     (Name of Depositor)


     152 West 57th Street, 18th Floor, New York, New York             10019
     ----------------------------------------------------           ---------
     (Address of Depositor's Principal Executive Offices)           (Zip Code)

Depositor's Telephone Number, including Area Code  (212) 586-7733

Name and Address of Agent for Service
-------------------------------------
          Eugene Long
          Preferred Life Insurance Company of New York
          152 West 57th Street, 18th Floor
          New York, New York 10019

     Copies to:
          Judith A. Hasenauer
          Blazzard, Grodd & Hasenauer, P.C.
          P.O. Box 5108
          Westport, CT 06881
          (203) 226-7866

     It is proposed that this filing will become effective:

     ___ immediately upon filing pursuant to paragraph (b) of Rule 485 _X_ on May 1, 2000 pursuant to paragraph (b) of Rule 485
     ___  60 days after filing  pursuant to  paragraph  (a)(1) of Rule 485
     ___  on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following:

     ___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


Title of Securities Registered:

     Individual Deferred Variable Annuity Contracts


                            CROSS REFERENCE SHEET
                            (Required by Rule 495)

Item No.                                           Location
--------                                           --------
                           PART A

Item 1.   Cover Page.............................  Cover Page

Item 2.   Definitions............................  Index of Terms

Item 3.   Synopsis or Highlights.................  Summary

Item 4.   Condensed Financial Information........  Appendix
                                                   Condensed Financial
                                                   Information

Item 5.   General Description of Registrant,
          Depositor, and Portfolio Companies.....  Preferred Life; The
                                                   Separate Account;
                                                   Investment Options

Item 6.   Deductions.............................  Expenses

Item 7.   General Description of Variable
          Annuity Contracts......................  The Individual Flexible
                                                   Payment Variable Annuity
                                                   Contract

Item 8.   Annuity Period.........................  Annuity Payments (the Payout
                                                   Phase)

Item 9.   Death Benefit..........................  Death Benefit

Item 10.  Purchases and Contract Value...........  Purchase

Item 11.  Redemptions............................  Access to Your Money

Item 12.  Taxes..................................  Taxes

Item 13.  Legal Proceedings......................  Not Applicable

Item 14.  Table of Contents of the Statement of
          Additional Information.................  Table of Contents of the
                                                   Statement of Additional
                                                   Information


Item No.                                            Location
--------                                            ---------
                              PART B

Item 15.  Cover Page..............................  Cover Page

Item 16.  Table of Contents.......................  Table of Contents

Item 17.  General Information and History.........  The Company

Item 18.  Services................................  Not Applicable

Item 19.  Purchase of Securities Being Offered....  Not Applicable

Item 20.  Underwriters............................  Distributor

Item 21.  Calculation of Performance Data.........  Calculation of
                                                    Performance Data

Item 22.  Annuity Payments........................  Annuity Provisions

Item 23.  Financial Statements....................  Financial Statements



                                    PART C

Information required to be included in Part C is set forth under the appropriate Item so numbered, in Part C to this Registration Statement.

                                    PART A

                  THE VALUEMARK(R) II VARIABLE ANNUITY CONTRACT
                                    ISSUED BY
                        PREFERRED LIFE VARIABLE ACCOUNT C
                                       AND
                  PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

--------------------------------------------------------------------------------

This prospectus describes the Valuemark II Variable Annuity Contract, with a Fixed Account (Contract) offered by Preferred Life Insurance Company of New York (Preferred Life). All references to "we," "us" and "our" refer to Preferred Life.

The annuity offers the Variable Options listed below, and a Fixed Account of Preferred Life. Each Variable Option invests in a Portfolio listed below. You can select up to 10 investment choices (which includes any of the Variable Options and the Fixed Account).

VARIABLE OPTIONS:

AIM VARIABLE INSURANCE
FUNDS, INC.:
AIM V.I. Growth Fund

THE ALGER AMERICAN FUND:
Alger American Growth Portfolio
Alger American Leveraged AllCap Portfolio

FRANKLIN TEMPLETON VARIABLE
INSURANCE PRODUCTS TRUST+:
Franklin  Aggressive  Growth  Securities  Fund
Franklin  Global  Communications Securities Fund*
Franklin Global Health Care Securities Fund
Franklin Growth and Income  Securities  Fund*
Franklin High Income Fund
Franklin  Income  Securities Fund
Franklin  Large Cap Growth  Securities  Fund*
Franklin  Money Market Fund
Franklin Natural  Resources  Securities Fund
Franklin Real Estate Fund*
Franklin Rising Dividends Securities Fund*
Franklin S&P 500 Index Fund
Franklin Small Cap Fund
Franklin Technology Securities Fund
Franklin U.S. Government Fund*
Franklin Value  Securities  Fund
Franklin Zero Coupon Funds - 2000,  2005 and 2010
Mutual Discovery Securities Fund
Mutual Shares Securities Fund
Templeton Asset Strategy Fund*
Templeton  Developing  Markets  Securities  Fund*
Templeton  Global Income Securities  Fund
Templeton  Growth  Securities  Fund*
Templeton  International Securities  Fund*
Templeton  International  Smaller  Companies  Fund
Templeton Pacific Growth Securities Fund*

+ Effective May 1, 2000, the funds of Templeton Variable Products Series Fund were merged into similar funds of Franklin Templeton Variable Insurance
  Products Trust.

USALLIANZ VARIABLE INSURANCE
PRODUCTS TRUST:
USAllianz VIP Diversified Assets Fund
USAllianz VIP Fixed Income Fund
USAllianz VIP Growth Fund

* The fund name changed since the last prospectus update as follows:

 CURRENT NAME                                        PREVIOUS NAME
----------------------------------------------------------------------------------------------
Franklin Global Communications Securities Fund       Franklin Global Utilities Securities Fund
Franklin Growth and Income Securities Fund           Franklin Growth and Income Fund
Franklin Large Cap Growth Securities Fund            Franklin Capital Growth Fund
Franklin Real Estate Fund                            Franklin Real Estate Securities Fund
Franklin Rising Dividends Securities Fund            Franklin Rising Dividends Fund
Franklin U.S. Government Fund                        Franklin U.S. Government Securities Fund
Templeton Asset Strategy Fund                        Templeton Global Asset Allocation Fund
Templeton Developing Markets Securities Fund         Templeton Developing Markets Equity Fund
Templeton Growth Securities Fund                     Templeton Global Growth Fund
Templeton International Securities Fund              Templeton International Equity Fund
Templeton Pacific Growth Securities Fund             Templeton Pacific Growth Fund


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Please read this prospectus before investing and keep it for future reference. It contains important information about the Valuemark II Variable Annuity Contract, with a Fixed Account.


To learn more about the Contract offered by this prospectus, you can obtain a copy of the Statement of Additional Information (SAI) dated May 1, 2000. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this prospectus. The Table of Contents of the SAI is on page 23 of this prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference and other information about companies that file electronically with the SEC. For a free copy of the SAI, call us at 1-800-542-5427 or write us at: 152 West 57th Street, New York, NY 10019.


THE VALUEMARK II
VARIABLE ANNUITY CONTRACTS:

O ARE NOT BANK DEPOSITS

O ARE NOT FEDERALLY INSURED

O ARE NOT ENDORSED BY ANY BANK OR GOVERNMENT AGENCY

O ARE NOT GUARANTEED AND MAY BE SUBJECT TO LOSS OF PRINCIPAL

This prospectus is not an offering of the securities in any state, country, or jurisdiction in which we are not authorized to sell the Contracts. You should rely only on the information contained in this prospectus or that we have referred you to. We have not authorized anyone to provide you with information that is different.


Dated: May 1, 2000

                                                  Variable Annuity Prospectus  3


TABLE OF CONTENTS
--------------------------------------------------------------------------------

INDEX OF TERMS                                      4

SUMMARY                                             5

FEE TABLE                                           6

THE VALUEMARK II
VARIABLE ANNUITY CONTRACT                          10
Contract Owner                                     10
Contingent Owner                                   10
Annuitant 10
Beneficiary                                        10
Assignment                                         11

ANNUITY PAYMENTS (THE PAYOUT PHASE)                11
Annuity Options                                    11

PURCHASE                                           12
Purchase Payments                                  12
Automatic Investment Plan                          12
Allocation of Purchase Payments                    12
Accumulation Units                                 12

INVESTMENT OPTIONS                                 13
Transfers                                          15
 Telephone Transfers                               15
Dollar Cost Averaging Program                      15
Flexible Rebalancing                               16
Voting Privileges                                  16
Substitution                                       16

EXPENSES                                           16
Insurance Charges                                  16
 Mortality and Expense Risk Charge                 16
 Administrative Expense Charge                     16
Contract Maintenance Charge                        16
Contingent Deferred Sales Charge                   17
 Reduction or Elimination of the
  Contingent Deferred Sales Charge                 17
Transfer Fee                                       17
Income Taxes                                       17
Portfolio Expenses                                 17

TAXES                                              17
Annuity Contracts in General                       18
Qualified and Non-Qualified Contracts              18
Multiple Contracts                                 18
Withdrawals-- Non-Qualified Contracts              18
Withdrawals-- Qualified Contracts                  19
Withdrawals-- Tax-Sheltered Annuities              19
Diversification                                    19

ACCESS TO YOUR MONEY                               20
Systematic Withdrawal Program                      20
Minimum Distribution Program                       20
Suspension of Payments or Transfers                20

PERFORMANCE                                        20

DEATH BENEFIT                                      21
Death of Contract Owner                            21
Death of Annuitant                                 22

OTHER INFORMATION                                  22
Preferred Life                                     22



The Separate Account                               22
Distribution                                       22
Administration                                     23
Financial Statements                               23

TABLE OF CONTENTS OF THE
STATEMENT OF ADDITIONAL
INFORMATION                                        23

APPENDIX                                           24

INDEX OF TERMS
--------------------------------------------------------------------------------

This prospectus is written in plain English. However, there are some technical terms used which are capitalized in the prospectus. The page that is indicated below is where you will find the definition for the word or term.


                                                    Page
Accumulation  Phase                                   10
Accumulation   Unit                                   12
Annuitant                                             10
Annuity  Options                                      11
Annuity  Payments                                     11
Annuity   Unit                                        12
Beneficiary                                           10
Contract                                              10
Contract  Owner                                       10
Fixed  Account                                        10
Income   Date                                         11
Non-Qualified                                         18
Payout  Phase                                         11
Portfolios                                            13
Purchase  Payment                                     12
Qualified                                             18
Tax  Deferral                                         18
Variable Option                                       10

                                                   Variable Annuity Prospectus 5


SUMMARY
--------------------------------------------------------------------------------

The sections in the summary correspond to sections in this prospectus which discuss the topics in more detail.

THE VARIABLE ANNUITY CONTRACT:


The annuity contract offered by Preferred Life provides a means for investing on a tax-deferred basis in Variable Options and the Preferred Life Fixed Account for retirement savings or other long-term investment purposes. The Contract provides a guaranteed death benefit and annuity income options.


ANNUITY PAYMENTS:

If you want to receive regular income from your annuity, you can choose an Annuity Option. You can choose whether to have payments come from our general account or from the available Variable Options. If you choose to have any part of your payments come from the Variable Options, the dollar amount of your payments may go up or down based on the performance of the Portfolios.

PURCHASE:

The Contract is no longer offered for sale. However, you can add $250 or more ($100 if you select the automatic investment plan) any time you like during the Accumulation Phase.

INVESTMENT OPTIONS:


You can put your money in the Variable Options and/or you can invest in the Preferred Life Fixed Account. The investment returns on the Variable Options are not guaranteed. You can make or lose money. You can make transfers between investment options.


EXPENSES:

The Contract has insurance and investment features, and there are costs related to each.

o Each year, Preferred Life deducts a $30 contract maintenance charge from your Contract. Preferred Life currently waives this charge if the value of your Contract is at least $100,000.

o Preferred Life deducts a mortality and expense risk charge which is equal, on an annual basis, to 1.25% total of the average daily value of the Contract invested in a Variable Option. Preferred Life also deducts an administrative charge which is equal, on an annual basis, to 0.15% of the average daily value of the Contract invested in a Variable Option.

o If you take money out of the Contract, Preferred Life may assess a contingent deferred sales charge against each Purchase Payment withdrawn. The contingent deferred sales charge starts at 5% in the first year and declines to 0% after 5 years.

o You can make 12 free transfers each year. After that, Preferred Life deducts $25, or 2% of the amount transferred, whichever is less, for each additional transfer.


o There are also daily investment charges which range, on an annual basis, from 0.49% to 1.56% of the average daily value of the Portfolio, depending upon the Portfolio.


TAXES:

Your earnings are not taxed until you take them out. If you take money out during the Accumulation Phase, earnings come out first and are taxed as income. If you are younger than 591/2 when you take money out, you may be charged a 10% federal tax penalty.

ACCESS TO YOUR MONEY:

You  can  take  money  out of  your  Contract  during  the  Accumulation  Phase.
Withdrawals during the Accumulation Phase may be subject to a contingent deferred sales charge. You may also have to pay income tax and a tax penalty on any money you take out.

DEATH BENEFIT:


If you die before moving to the Payout Phase, the person you have chosen as a Beneficiary will receive a death benefit.


INQUIRIES:

If you have questions about your Contract or need more information, please contact us at:


         USAllianz Service Center
         300 Berwyn Park
         P.O. Box 3031
         Berwyn, PA 19312-0031
         1-800-624-0197

FEE TABLE
--------------------------------------------------------------------------------


The purpose of this Fee Table is to help you understand the costs of investing, directly or indirectly, in the Contract. It reflects expenses of the Separate Account as well as the Portfolios.


CONTRACT OWNER TRANSACTION FEES

Contingent Deferred Sales Charge*
(as a percentage of Purchase Payments)

                            Years Since
                         Purchase Payment    Charge
                         --------------------------
                                 0-1            5%
                                 1-2            5%
                                 2-3            4%
                                 3-4            3%
                                 4-5          1.5%
                                 5+             0%

Transfer  Fee**                         First  12  transfers in a Contract  year
                                        during the  Accumulation Phase are free.
                                        Thereafter, the fee is $25 (or 2% of the amount transferred, if less). Dollar
                                        Cost Averaging  transfers  and  Flexible
                                        Rebalancing  transfers are not counted.

CONTRACT MAINTENANCE CHARGE***          $30 per Contract per year

SEPARATE ACCOUNT ANNUAL EXPENSES
(as a percentage of average account value)

Mortality and Expense Risk Charge         1.25%

Administrative Expense Charge              .15%
                                          -----
Total Separate Account Annual Expenses    1.40%

  * Once each Contract year, you may make a partial withdrawal of up to 15% of the Purchase Payments you have made (less prior withdrawals) and Preferred Life will not assess a contingent deferred sales charge. If you do not make a withdrawal in a Contract year, you may take that 15% in future years. See "Access to Your Money" for additional options.
 ** The Contract provides that if more than three transfers have been made in a Contract year, Preferred Life may deduct a transfer fee. Currently, Preferred Life permits you to make 12 free transfers each year during the Accumulation Phase. All transfers during the Payout Phase are subject to a transfer fee. Market timing transfers may not be permitted.
*** During the Accumulation Phase, the charge is waived if the value of your Contract or the Purchase Payments you have made (less withdrawals) is at least $100,000. Currently, the charge is also waived during the Payout Phase if the value of your Contract at the Income Date is at least $100,000.

                                                   Variable Annuity Prospectus 7

FUND ANNUAL EXPENSES
(as a percentage of the portfolios' average daily net assets for the most recent fiscal year). See the accompanying fund prospectuses for more information.

                                                    MANAGEMENT
                                                  AND PORTFOLIO                            OTHER        TOTAL ANNUAL
                                               ADMINISTRATION FEES1    12B-1 FEES        EXPENSES         EXPENSES
--------------------------------------------------------------------------------------------------------------------
 AIM V.I. Growth Fund                                  .63%                --              .10%             .73%
 Alger American Growth Portfolio                       .75%                --              .04%             .79%
 Alger American Leveraged AllCap Portfolio2            .85%                --              .08%             .93%
 Franklin Aggressive Growth Securities Fund3           .50%                --              .22%             .72%
 Franklin Global Communications Securities Fund        .48%                --              .03%             .51%
 Franklin Global Health Care Securities Fund           .60%                --              .22%             .82%
 Franklin Growth and Income Securities Fund            .47%                --              .02%             .49%
 Franklin High Income Fund                             .51%                --              .03%             .54%
 Franklin Income Securities Fund                       .48%                --              .02%             .50%
 Franklin Large Cap Growth Securities Fund4            .75%                --              .02%             .77%
 Franklin Money Market Fund                            .52%                --              .01%             .53%
 Franklin Natural Resources Securities Fund            .62%                --              .04%             .66%
 Franklin Real Estate Fund                             .56%                --              .02%             .58%
 Franklin Rising Dividends Securities Fund             .73%                --              .02%             .75%
 Franklin S&P 500 Index Fund5                          .15%                --              .38%             .53%
 Franklin Small Cap Fund6                              .55%                --              .27%             .82%
 Franklin Technology Securities Fund3                  .55%                --              .38%             .93%
 Franklin U.S. Government Fund                         .49%                --              .02%             .51%
 Franklin Value Securities Fund                        .60%                --              .21%             .81%
 Franklin Zero Coupon Fund - 2000                      .63%                --              .02%             .65%
 Franklin Zero Coupon Fund - 2005                      .63%                --              .02%             .65%
 Franklin Zero Coupon Fund - 2010                      .63%                --              .02%             .65%
 Mutual Discovery Securities Fund                      .80%                --              .21%             1.01%
 Mutual Shares Securities Fund4                        .60%                --              .19%             .79%
 Templeton Asset Strategy Fund6                        .60%                --              .18%             .78%
 Templeton Developing Markets Securities Fund6         1.25%               --              .31%             1.56%
 Templeton Global Income Securities Fund4              .60%                --              .05%             .65%
 Templeton Growth Securities Fund4                     .83%                --              .05%             .88%
 Templeton International Securities Fund6              .69%                --              .19%             .88%
 Templeton International Smaller Companies Fund        .85%                --              .26%             1.11%
 Templeton Pacific Growth Securities Fund              1.00%                --             .08%             1.08%
 USAllianz VIP Diversified Assets Fund5/7              .55%               .25%             .20%             1.00%
 USAllianz VIP Fixed Income Fund5/7                    .50%               .25%              --              .75%
 USAllianz VIP Growth Fund5/7                          .65%               .25%              --              .90%

1. The Portfolio Administration Fee is a direct expense for the Franklin Global Health Care Securities Fund, the Franklin Small Cap Fund, the Franklin Value Securities Fund, the Mutual Discovery Securities Fund, the Mutual Shares Securities Fund, the Templeton Asset Strategy Fund, the Templeton Developing Markets Securities Fund, the Templeton International Securities Fund, and the Templeton International Smaller Companies Fund. Other Portfolios of Franklin Templeton Variable Insurance Products Trust pay for similar services indirectly through the Management Fee. See the Franklin Templeton Variable Insurance Products Trust prospectus for further information regarding these fees.
2. Other Expenses for the Alger American Leveraged AllCap Portfolio include 0.01% of interest expense.
3. The Franklin Aggressive Growth Securities Fund and the Franklin Technology Securities Fund commenced operations as of the date of this prospectus. The expenses shown above for these portfolios are therefore estimated for the current fiscal year.
4. On 2/8/00, a merger and reorganization was approved that combined the fund with a similar fund of Templeton Variable Products Series Fund, effective
   5/1/00. The table shows total expenses based on the fund's assets as of 12/31/99, and not the assets of the combined fund. However, if the table reflected combined assets, the fund's Management Fees, Other Expenses, and Total Fund Operating Expenses after 5/1/00 would be estimated as: 0.75%, 0.02%, and 0.77% respectively for the Franklin Large Cap Growth Securities Fund; 0.60%, 0.19%, and 0.79% respectively for the Mutual Shares Securities Fund; 0.80%, 0.05%, and 0.85% respectively for the Templeton Growth Securities Fund; and .0.60%, 0.04%, and 0.64% respectively for the Templeton Global Income Securities Fund.
5. The Franklin S&P 500 Index Fund, the USAllianz VIP Diversified Assets Fund, the USAllianz VIP Growth Fund, and the USAllianz VIP Fixed income fund commenced operations November 12, 1999. The expenses shown for these Portfolios are therefore estimated for the funds' current fiscal year.
6. On 2/8/00, shareholders approved a merger and reorganization that combined the assets of the fund with a similar fund of the Templeton Variable Products Series Fund, effective 5/1/00. The shareholders of the fund had approved new management fees, which apply to the combined fund effective 5/1/00. The table shows restated total expenses based on the new fees and assets of the fund as of 12/31/99, and not the assets of the combined fund. However, if the table reflected both the new fees and the combined assets, the fund's Management Fees, Other Expenses, and Total Fund Operating Expenses after 5/1/00 would be estimated as: 0.55%, 0.27%, and 0.82% respectively for the Franklin Small Cap Fund; 1.25%, 0.29%, and 1.54% respectively for the Templeton Developing Markets Securities Fund; 0.60%, 0.14%, and 0.74% respectively for the Templeton Asset Strategy Fund; and 0.65%, 0.20%, and 0.85% respectively for the Templeton International Securities Fund.
7. Certain expenses of the USAllianz VIP Funds have been assumed by the Adviser. Had those expenses not been assumed, total return would have been lower and total fund expenses would have been 3.08% for the Diversified Assets Fund, 3.77% for the Fixed Income Fund, and 3.90% for the Growth Fund.

                                                                                                      8

EXAMPLES

o  The examples below should not be considered a representation  of past or future expenses.  Actual expenses may be greater or less than those shown.

o  The $30 contract maintenance charge is included in the examples as a prorated charge of $1. Since the average  Contract  size is greater than $1,000,  the contract  maintenance  charge is reduced accordingly.

o  For additional information, see "Expenses" and the accompanying portfolio prospectuses.

You would pay the  following  expenses on a $1,000  investment,  assuming a 5% annual return on your money if you surrender your Contract at the end of each time period:

                                                     1 YEAR        3 YEARS       5 YEARS      10 YEARS
------------------------------------------------------------------------------------------------------
AIM V.I. Growth Fund                                   $65           $92          $123          $256

Alger American Growth Portfolio                        $66           $94          $126          $262

Alger American Leveraged AllCap Portfolio              $67           $98          $133          $277

Franklin Aggressive Growth Securities Fund*            $65           $91          $123          $255

Franklin Global Communications Securities Fund         $63           $85          $112          $233

Franklin Global Health Care Securities Fund            $66           $94          $128          $265

Franklin Growth and Income Securities Fund             $63           $84          $111          $231

Franklin High Income Fund                              $63           $86          $113          $236

Franklin Income Securities Fund                        $63           $85          $111          $232

Franklin Large Cap Growth Securities Fund              $66           $93          $125          $260

Franklin Money Market Fund                             $63           $86          $113          $235

Franklin Natural Resources Securities Fund             $64           $90          $120          $249

Franklin Real Estate Fund                              $64           $87          $116          $241

Franklin Rising Dividends Securities Fund              $65           $92          $124          $258

Franklin S&P 500 Index Fund*                           $63           $86          $113          $235

Franklin Technology Securities Fund*                   $67           $98          $133          $277

Franklin Small Cap Fund                                $66           $94          $128          $265

Franklin U.S Government Fund                           $63           $85          $112          $233

Franklin Value Securities Fund                         $66           $94          $127          $264

Franklin Zero Coupon Fund -2000                        $64           $89          $119          $248

Franklin Zero Coupon Fund -2005                        $64           $89          $119          $248

Franklin Zero Coupon Fund -2010                        $64           $89          $119          $248

Mutual Discovery Securities Fund                       $68          $100          $137          $285

Mutual Shares Securities Fund                          $66           $94          $126          $262

Templeton Asset Strategy Fund                          $66           $93          $126          $261

Templeton Developing Markets Securities Fund           $73          $117          $164          $338

Templeton Global Income Securities Fund                $63           $86          $113          $235

Templeton Growth Securities Fund                       $67           $96          $131          $272

Templeton International Securities Fund                $67           $96          $131          $272

Templeton International Smaller Companies Fund         $69          $103          $142          $295

Templeton Pacific Growth Securities Fund               $69          $102          $141          $292

USAllianz VIP Diversified Assets Fund*                 $65           $92          $124          $258

USAllianz VIP Fixed Income Fund*                       $63           $85          $111          $232

USAllianz VIP Growth Fund*                             $64           $89          $119          $248

*Estimated


                                                                       Variable Annuity Prospectus 9

You would pay the  following  expenses on a $1,000  investment,  assuming a 5% annual return on your money if you do not surrender your Contract or if you apply the Contract value to an Annuity Option:

                                                     1 YEAR       3 YEARS       5 YEARS       10 YEARS
------------------------------------------------------------------------------------------------------
AIM V.I. Growth Fund                                   $23           $70          $119          $256

Alger American Growth Portfolio                        $23           $72          $122          $262

Alger American Leveraged AllCap Portfolio              $25           $76          $130          $277

Franklin Aggressive Growth Securities Fund*            $23           $69          $119          $255

Franklin Global Communications Securities Fund         $20           $63          $108          $233

Franklin Global Health Care Securities Fund            $24           $72          $124          $265

Franklin Growth and Income Securities Fund             $20           $62          $107          $231

Franklin High Income Fund                              $21           $64          $110          $236

Franklin Income Securities Fund                        $20           $63          $108          $232

Franklin Large Cap Growth Securities Fund              $23           $71          $121          $260

Franklin Money Market Fund                             $21           $64          $109          $235

Franklin Natural Resources Securities Fund             $22           $68          $116          $249

Franklin Real Estate Fund                              $21           $65          $112          $241

Franklin Rising Dividends Securities Fund              $23           $70          $120          $258

Franklin S&P 500 Index Fund*                           $21           $64          $109          $235

Franklin Small Cap Fund                                $24           $72          $124          $265

Franklin Technology Securities Fund*                   $25           $76          $130          $277

Franklin U.S. Government Fund                          $20           $63          $108          $233

Franklin Value Securities Fund                         $23           $72          $123          $264

Franklin Zero Coupon Fund -2000                        $22           $67          $115          $248

Franklin Zero Coupon Fund -2005                        $22           $67          $115          $248

Franklin Zero Coupon Fund - 2010                       $22           $67          $115          $248

Mutual Discovery Securities Fund                       $25           $78          $134          $285

Mutual Shares Securities Fund                          $23           $72          $122          $262

Templeton Asset Strategy Fund                          $23           $71          $122          $261

Templeton Developing Markets Securities Fund           $31           $95          $161          $338

Templeton Global Income Securities Fund                $21           $64          $109          $235

Templeton Growth Securities Fund                       $24           $74          $127          $272

Templeton International Securities Fund                $24           $74          $127          $272

Templeton International Smaller Companies Fund         $26           $81          $139          $295

Templeton Pacific Growth Securities Fund               $26           $80          $137          $292

USAllianz VIP Diversified Assets Fund*                 $23           $70          $120          $258

USAllianz VIP Fixed Income Fund*                       $20           $63          $108          $232

USAllianz VIP Growth Fund*                             $22           $67          $115          $248

*Estimated

THE VALUEMARK II
VARIABLE ANNUITY CONTRACT
--------------------------------------------------------------------------------


This prospectus describes the Valuemark II flexible payment variable deferred annuity contract, with a Fixed Account, issued by Preferred Life. The Contract is no longer offered for sale. However, as an existing Contract Owner, you may make additional Purchase Payments to your Contract.

An annuity is a contract between you, the owner, and an insurance company (in this case Preferred Life), where the insurance company promises to pay you (or someone else you choose) an income, in the form of Annuity Payments. The Annuity Payments must begin on a designated date that is at least 5 years after we issue your Contract. Until you decide to begin receiving Annuity Payments, your annuity is in the Accumulation Phase. Once you begin receiving Annuity Payments, your Contract switches to the Payout Phase.


The Contract benefits from Tax Deferral. Tax Deferral means that you are not taxed on any earnings or appreciation on the assets in your Contract until you take money out of your Contract.

Your investment choices include Variable Options and the Fixed Account of Preferred Life. The Contract is called a variable annuity because you can choose among the Variable Options and, depending upon market conditions, you can make or lose money in the Contract based on the investment performance of the Portfolios. The Portfolios are designed to offer a better return than the Fixed Account. However, this is not guaranteed. The amount of money you are able to accumulate in your Contract during the Accumulation Phase depends in large part upon the investment performance of the Portfolio(s) you select. The amount of the Annuity Payments you receive during the Payout Phase of the Contract also depends in large part upon the investment performance of the Portfolios you select for the Payout Phase.

The Contract also contains a Fixed Account. The Fixed Account offers an interest rate that is guaranteed by Preferred Life for all deposits made within a twelve month period. Your initial interest rate is set on the date when your money is invested in the Fixed Account and remains effective for one year. Initial interest rates are declared monthly. Preferred Life guarantees that the interest credited to the Fixed Account will not be less than 3% per year. If you select the Fixed Account, your money will be placed with the other general assets of Preferred Life. Preferred Life may change the terms of the Fixed Account in the future -- please contact Preferred Life for the most current terms. If you select the Fixed Account, the amount of money you are able to accumulate in your Contract during the Accumulation Phase depends upon the total interest credited to your Contract.

We will not make any changes to your Contract without your permission except as may be required by law.

CONTRACT OWNER

You, as the Contract Owner, have all the rights under the Contract. The Contract Owner is as designated at the time the Contract is issued, unless changed. You may change Contract Owners or Contingent Owners at any time. A request for change must be:


o in writing, and

o received by Preferred Life at its USAllianz Service
  Center.


After Preferred Life records the change, it will become effective as of the date the written request is signed. A new designation of Contract Owner will not apply to any payment made or action taken by Preferred Life before the time the change was received. This may be a taxable event. You should consult with your tax adviser before doing this.

CONTINGENT OWNER

You can name a Contingent Owner. Any Contingent Owner must be your spouse.

If a Contingent Owner is named, upon the death of the Contract Owner before the Income Date, the Contingent Owner, if any, becomes the designated Beneficiary and we will treat any other Beneficiary named as a contingent Beneficiary unless you indicate otherwise.

ANNUITANT

The Annuitant is the natural person on whose life we base Annuity Payments. You name an Annuitant. Joint Annuitants are allowed during the Payout Phase. You may change the Annuitant at any time before the Income Date unless the Contract is owned by a non-individual (for example, a corporation). The Annuitant has no rights or privileges prior to the Income Date.

BENEFICIARY

The Beneficiary is the person(s) or entity you name to receive any death benefit. The Beneficiary is as named at the time the Contract is issued unless changed at a later date. Unless an irrevocable Beneficiary has been named, you can change the Beneficiary or contingent Beneficiary. Upon the death of the Contract Owner, the Contingent

Owner will be the designated Beneficiary and any other Beneficiary named will be treated as a contingent Beneficiary, unless you indicate otherwise.

ASSIGNMENT

You can transfer ownership of (assign) the Contract at any time during your lifetime. Preferred Life will not be bound by the assignment until it receives the written notice of the assignment. Preferred Life will not be liable for any payment or other action we take in accordance with the Contract before we receive notice of the assignment. Any assignment made after the death benefit has become payable can only be done with our consent. AN ASSIGNMENT MAY BE A TAXABLE EVENT.

If the Contract is issued pursuant to a Qualified plan, you may be unable to assign the Contract.


ANNUITY PAYMENTS
(THE PAYOUT PHASE)
--------------------------------------------------------------------------------

You can receive regular monthly income payments under your Contract. You can choose the month and year in which those payments begin. We call that date the Income Date. Your Income Date must be the first day of a calendar month and must be at least five years after you buy the Contract. The Income Date cannot be later than the month following the Annuitant's 85th birthday or 10 years from the day we issue your Contract, if later. You can also choose among income plans. We call those Annuity Options.

We ask you to choose your Income Date when you purchase the Contract. You can change it at any time before the Income Date with 30 days notice to us. The Annuitant will receive the Annuity Payments. You will receive tax reporting on those payments.

Depending on the Annuity Option you select, you may elect to receive your Annuity Payments as a variable payout or a fixed payout. Annuity Payments under Annuity Options 1 and 2 are available as fixed payouts only. Annuity Payments under Annuity Options 3, 4 and 5 are available as variable payouts only. Under a fixed payout, all of the Annuity Payments will be the same dollar amount (equal installments). If you choose a variable payout, you can select from the available Variable Options. If you do not tell us otherwise, your Annuity Payments will be based on the investment allocations that were in place on the Income Date.

If you choose to have any portion of your Annuity Payments based on the investment performance of the Variable Option(s), the dollar amount of your payments will depend upon:

1) the value of your Contract in the Variable Option(s) on the Income Date;

2) the 5% assumed investment rate used in the annuity table for the Contract (other assumed investment rates may be available);

3) the performance of the Variable Option(s) you selected; and

4) the Annuity Option you select.

If the actual performance of the Variable Option(s) you selected exceeds the 5% assumed investment rate, your Annuity Payments will increase. Similarly, if the actual performance is less than 5%, your Annuity Payments will decrease.

ANNUITY OPTIONS

Instead of having the proceeds paid in one sum, you can choose one of the following Annuity Options or any other Annuity Option you want and that Preferred Life agrees to provide. After Annuity Payments begin, you cannot change the Annuity Option. The Annuity Option must be selected at least 30 days prior to the Income Date.

OPTION 1. LIFE ANNUITY WITH GUARANTEE FOR MINIMUM PERIOD. Under this fixed annuity option, we will make equal monthly Annuity Payments during the lifetime of the Annuitant but at least for the minimum period. If, when the Annuitant dies, we have made Annuity Payments for less than the selected guaranteed period, we will pay the discounted value of the remaining guaranteed payments in a single lump sum.

OPTION 2. LIFE ANNUITY WITH CASH REFUND. Under this fixed annuity option, we will make equal monthly Annuity Payments during the Annuitant's lifetime. The last Annuity Payment will be made before the Annuitant dies and if the value of the Annuity Payments we have made is less than the value applied to the Annuity Option, then you will receive a cash refund as set forth in your Contract.

OPTION 3. LIFE ANNUITY. Under this variable annuity option, we will make monthly Annuity Payments so long as the Annuitant is alive. After the Annuitant dies, we stop making Annuity Payments.

OPTION 4. LIFE ANNUITY WITH 10 YEAR GUARANTEE. Under this variable annuity option, we will make monthly Annuity Payments during the Annuitant's lifetime. However, if the Annuitant dies before the end of the 10 year guaranteed period, we will continue to make Annuity Payments for the rest of the 10 year guaranteed period.

OPTION 5. JOINT AND LAST SURVIVOR ANNUITY. Under this variable annuity option, we will make monthly Annuity Payments during the joint lifetime of the Annuitant and the joint Annuitant. When the Annuitant dies, if the joint Annuitant is still alive, we will continue to make Annuity Payments, so long as the joint Annuitant continues to live. The monthly Annuity Payments will end when the last surviving Annuitant dies.


PURCHASE
--------------------------------------------------------------------------------

PURCHASE PAYMENTS

A Purchase Payment is the money you invest in the Contract. You can make additional Purchase Payments of $250 or more (or as low as $100 if you have selected the Automatic Investment Plan). Preferred Life may, at its sole discretion, waive the minimum payment requirements. We will not waive the minimum amounts for Qualified Contracts.

This product is not designed for professional market timing organizations, other entities, or persons using programmed, large or frequent transfers.

AUTOMATIC INVESTMENT PLAN

The Automatic Investment Plan (AIP) is a program which allows you to make additional Purchase Payments to your Contract on a monthly or quarterly basis by electronic transfer of monies from your savings or checking account. You may participate in this program by completing the appropriate form. We must receive your form by the first of the month in order for AIP to begin that same month. Investments will take place on the 20th of the month, or the next business day. The minimum investment that can be made by AIP is $100. You may stop AIP at any time you want. We need to be notified by the first of the month in order to stop or change AIP that month. If AIP is used for a Qualified Contract, you should consult your tax adviser for advice regarding maximum contributions.

ALLOCATION OF PURCHASE PAYMENTS


We ask that you allocate your money in either whole percentages or round dollars. Transfers do not change the allocation instructions for payments. You can instruct us how to allocate additional Purchase Payments you make. If you do not instruct us, we will allocate them in the same way as your previous instructions to us. You may change the allocation of future payments without fee, penalty or other charge upon written notice or telephone instructions to the USAllianz Service Center. A change will be effective for payments received on or after we receive your notice or instructions. Preferred Life reserves the right to limit the number of Variable Options that you may invest in at one time. Currently, you may invest in up to 10 investment choices (which includes any of the Variable Options and the Preferred Life Fixed Account). We may change this in the future.


If you make additional Purchase Payments, we will credit these amounts to your Contract within one business day. Our business day closes when the New York Stock Exchange closes, which is usually at 4 p.m. Eastern time.

ACCUMULATION UNITS

The value of the portion of your Contract allocated to the Variable Options will go up or down based upon the investment performance of the Variable Option(s) you choose. The value of your Contract will also depend on the expenses of the Contract. In order to keep track of the value of your Contract, we use a measurement called an Accumulation Unit (which is like a share of a mutual fund). During the Payout Phase of the Contract we call it an Annuity Unit.


Every business day we determine the value of an Accumulation Unit for each Variable Option by multiplying the Accumulation Unit value for the previous period by a factor for the current period. The factor is determined by:

1) dividing the value of a Portfolio at the end of the current period by the value of a Portfolio for the previous period; and

2) multiplying it by one minus the daily amount of the insurance charges and any charges for taxes.


The value of an Accumulation Unit may go up or down from day to day.

When you make a Purchase Payment, we credit your Contract with Accumulation Units for any portion of your Purchase Payment allocated to a Variable Option. The number of Accumulation Units we credit your Contract with is determined by dividing the amount of the Purchase Payment allocated to a Variable Option by the value of the corresponding Accumulation Unit.

We calculate the value of each Accumulation Unit after the New York Stock Exchange closes each day and then credit your Contract.

EXAMPLE:


On Wednesday we receive an additional Purchase Payment of $3,000 from you. You have told us you want this to go to the Franklin Growth and Income Securities Fund. When the New York Stock Exchange closes on that Wednesday, we determine that the value of an Accumulation Unit based on an investment in the Franklin Growth and Income Securities Fund is $12.50. We then divide $3,000 by $12.50 and credit your Contract on Wednesday night with 240 Accumulation Units.



INVESTMENT OPTIONS
--------------------------------------------------------------------------------

The Contract offers Variable Options which invest in Portfolios of AIM Variable Insurance Funds. The Alger American Fund, Franklin Templeton Variable Insurance Products Trust, and USAllianz Variable Insurance Products Trust. The Contract also offers a Fixed Account of Preferred Life. Additional Portfolios may be available in the future.

You should read the accompanying fund prospectuses (which are attached to this prospectus) carefully before investing.


AIM Variable Insurance Funds, The Alger American Fund, Franklin Templeton Variable Insurance Products Trust, and USAllianz Variable Insurance Products Trust are the funds underlying your Contract. Each Portfolio has its own investment objective.

Franklin Templeton Variable Insurance Products Trust (formerly, Franklin Valuemark Funds) issues two classes of shares which are described in the attached prospectus for Franklin Templeton Variable Insurance Products Trust. Only Class 1 shares are available with your Contract. Effective May 1, 2000, the funds of Templeton Variable Products Series Fund were merged into similar funds of Franklin Templeton Variable Insurance Products Trust.

Investment advisers for each Portfolio are listed in the table below and are as follows: A I M Advisors, Inc., Allianz of America, Inc., Fred Alger Management, Inc., Franklin Advisers, Inc., Franklin Advisory Services, LLC, Franklin Mutual Advisers, LLC, Templeton Asset Management Ltd., Templeton Global Advisors Limited, and Templeton Investment Counsel, Inc. Certain advisers have retained one or more subadvisers to help them manage the Portfolios.

The investment objectives and policies of certain Portfolios are similar to the investment objectives and policies of other mutual funds that the same investment advisers manage. Although the objectives and policies may be similar, the investment results of the Portfolios may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the funds have the same investment advisers.

A Portfolio's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on a Portfolio with a small asset base. A Portfolio may not experience similar performance as its assets grow.



The following is a list of the Portfolios available under the Contract and the investment adviser for each Portfolio:

AVAILABLE PORTFOLIOS                                        INVESTMENT ADVISERS
----------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS, INC.:
AIM V.I. Growth Fund                                        A I M Advisors, Inc.

THE ALGER AMERICAN FUND:
Alger American Growth Portfolio                             Fred Alger Management, Inc.
Alger American Leveraged AllCap Portfolio                   Fred Alger Management, Inc.
  (seeks long-term capital appreciation)

FRANKLIN TEMPLETON VARIABLE
INSURANCE PRODUCTS TRUST:
Franklin Aggressive Growth Securities Fund                  Franklin Advisers, Inc.
Franklin Global Communications Securities Fund*             Franklin Advisers, Inc.
Franklin Global Health Care Securities Fund                 Franklin Advisers, Inc.
Franklin Growth and Income Securities Fund*                 Franklin Advisers, Inc.
Franklin High Income Fund                                   Franklin Advisers, Inc.
Franklin Income Securities Fund                             Franklin Advisers, Inc.
Franklin Large Cap Growth Securities Fund*                  Franklin Advisers, Inc.
Franklin Money Market Fund                                  Franklin Advisers, Inc.
Franklin Natural Resources Securities Fund                  Franklin Advisers, Inc.
Franklin Real Estate Fund*                                  Franklin Advisers, Inc.
Franklin Rising Dividends Securities Fund*                  Franklin Advisory Services, LLC
Franklin S&P 500 Index Fund                                 Franklin Advisers, Inc.
Franklin Small Cap Fund                                     Franklin Advisers, Inc.
Franklin Technology Securities Fund                         Franklin Advisers, Inc.
Franklin U.S. Government Fund*                              Franklin Advisers, Inc.
Franklin Value Securities Fund                              Franklin Advisory Services, LLC
Franklin Zero Coupon Funds - 2000, 2005 and 2010            Franklin Advisers, Inc.
Mutual Discovery Securities Fund (capital appreciation)     Franklin Mutual Advisers, LLC
Mutual Shares Securities Fund (capital appreciation
   with income as a secondary goal)                         Franklin Mutual Advisers, LLC
Templeton Asset Strategy Fund*                              Templeton Investment Counsel, Inc.
Templeton Developing Markets Securities Fund*               Templeton Asset Management Ltd.
Templeton Global Income Securities Fund                     Franklin Advisers, Inc.
Templeton Growth Securities Fund*                           Templeton Global Advisors Limited
Templeton International Securities Fund*                    Templeton Investment Counsel, Inc.
Templeton International Smaller Companies Fund              Templeton Investment Counsel, Inc.
Templeton Pacific Growth Securities Fund*                   Franklin Advisers, Inc.

USALLIANZ VARIABLE
INSURANCE PRODUCTS TRUST:
USAllianz VIP Diversified Assets Fund                       Allianz of America, Inc.
USAllianz VIP Fixed Income Fund                             Allianz of America, Inc.
USAllianz VIP Growth Fund                                   Allianz of America, Inc.

 * The fund name changed  since the last  prospectus  update as of the effective date listed below:

   CURRENT NAME                                     PREVIOUS NAME                                EFFECTIVE DATE
---------------------------------------------------------------------------------------------------------------
   Franklin Global Communications Securities Fund   Franklin Global Utilities Securities Fund    11-15-1999
   Franklin Growth and Income Securities Fund       Franklin Growth and Income Fund              05-01-2000
   Franklin Large Cap Growth Securities Fund        Franklin Capital Growth Fund                 12-15-1999
   Franklin Real Estate Fund                        Franklin Real Estate Securities Fund         11-15-1999
   Franklin Rising Dividends Securities Fund        Franklin Rising Dividends Fund               11-15-1999
   Franklin U.S. Government Fund                    Franklin U.S. Government Securities Fund     11-15-1999
   Templeton Asset Strategy Fund                    Templeton Global Asset Allocation Fund       05-01-2000
   Templeton Developing Markets Securities Fund     Templeton Developing Markets Equity Fund     05-01-2000
   Templeton Growth Securities Fund                 Templeton Global Growth Fund                 05-01-2000
   Templeton International Securities Fund          Templeton International Equity Fund          05-01-2000
   Templeton Pacific Growth Securities Fund         Templeton Pacific Growth Fund                05-01-2000

THE FRANKLIN ZERO COUPON FUND-2000 WILL MATURE DECEMBER 15, 2000. If you have not made a selection prior to the maturity date of a Zero Coupon Fund, the Contract Value held in the Franklin Zero Coupon Fund-2000 underlying your Contract will be automatically transferred to the Franklin Money Market Fund. We will notify you of a maturing Zero Coupon Fund in writing at least 30 days prior to the maturity. Included with the notification will be investment options available at that time as well as the automatic Money Market option.

Shares of the funds may be offered in connection with certain variable annuity contracts and variable life insurance policies of various insurance companies which may or may not be affiliated with Preferred Life. Certain funds may also be sold directly to qualified plans. The investment advisers believe that offering their shares in this manner will not be disadvantageous to you.


Preferred Life may enter into certain arrangements under which it is reimbursed by the funds' advisers, distributors and/or affiliates for the administrative services which it provides to the Portfolios.

TRANSFERS

You can transfer money among the Variable Options and/or the Fixed Account. Preferred Life currently allows you to make as many transfers as you want to each year. However, this product is not designed for professional market timing organizations or other persons using programmed, large, or frequent transfers. Such activity may be disruptive to a Portfolio.

Your Contract provides that you can make 3 transfers every year without charge. However, currently Preferred Life permits you to make 12 transfers every year without charge during the Accumulation Phase. We measure a year from the anniversary of the day we issued your Contract. Preferred Life charges for all transfers you make after the Income Date. You can make a transfer to or from the Fixed account and to or from the any Variable Option. After the Income Date, if you select a variable payout, you can make transfers.

The following applies to any transfer:

1) The minimum amount which you can transfer is the lesser of: $1,000, or your entire value in the Variable Option or the Fixed Account.

2) You cannot make a partial transfer if the value remaining in the Variable Option or the Fixed Account would be less than $1,000.

3) Your request for a transfer must clearly state which Variable Option(s) or the Fixed Account is involved in the transfer.

4) Your request for a transfer must clearly state how much the transfer is for.

5) You cannot make any transfers within 7 calendar days prior to the date your first Annuity Payment is due.

6) During the Payout Phase, you may not make a transfer from a fixed Annuity Option to a variable Annuity Option.

7) During the Payout Phase, you can make at least one transfer from a variable Annuity Option to a fixed Annuity Option.

TELEPHONE TRANSFERS
You can make transfers by telephone. We may allow you to authorize someone else to make transfers by telephone on your behalf. Preferred Life will use reasonable procedures to confirm that instructions given to us by telephone are genuine. If we do not use such procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. Preferred Life tape records all telephone instructions.

DOLLAR COST AVERAGING PROGRAM

The Dollar Cost Averaging Program allows you to systematically transfer a set amount of money each month or quarter from any one Variable Option or the Fixed Account to up to eight of the other Variable Options. The Variable Option(s) you transfer from may not be the Variable Option(s) you transfer to in this program. By allocating amounts on a regularly scheduled basis, as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. You may only participate in this program during the Accumulation Phase.

You must participate in the program for at least six months (or two quarters) and must transfer at least $500 each time (or $1,500 each quarter). Your allocations can be in whole percentages or dollar amounts. You may elect this program by properly completing the Dollar Cost Averaging forms printed by Preferred Life.

All Dollar Cost Averaging transfers will be made on the 10th day of the month unless that day is not a business day. If it is not, then the transfer will be made the next business day.

Your participation in the program will end when any of the following occurs:

1) the number of desired transfers have been made;

2) you do not have enough money in the Variable Option(s) or the Fixed Account to make the transfer (if less money is available, that amount will be dollar cost averaged and the program will end);

3) you request to terminate the program (your request must be received by us by the first of the month to terminate that month); or

4) the Contract is terminated.


If you participate in the Dollar Cost Averaging Program, the transfers made under the program are not currently taken into account in determining any transfer fee. You may not participate in the Dollar Cost Averaging Program and Flexible Rebalancing at the same time.


FLEXIBLE REBALANCING


Once your money has been invested, the performance of the Variable Options may cause your chosen allocation to shift. Flexible Rebalancing is designed to help you maintain your specified allocation mix among the different Variable Options. You can direct us to readjust your Contract value on a quarterly, semi-annual or annual basis to return to your original Variable Option allocations. Flexible Rebalancing transfers are done on calendar quarters only and will be made on the 20th day of the month unless that day is not a business day. If it is not, then the transfer will be made on the previous day. We must receive a request to participate in the program by the 8th of the month for Flexible Rebalancing to begin that month. If you participate in Flexible Rebalancing, the transfers made under the program are not currently taken into account in determining any transfer fee. The Fixed Account is not part of Flexible Rebalancing.


VOTING PRIVILEGES

Preferred Life is the legal owner of the Portfolio shares. However, when a Portfolio solicits proxies in conjunction with a shareholder vote which affects your investment, Preferred Life will obtain from you and other affected Contract Owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares that Preferred Life owns on its own behalf. Should Preferred Life determine that it is no longer required to comply with the above, we will vote the shares in our own right.

SUBSTITUTION

Preferred Life may substitute one of the Variable Options you have selected with another Variable Option. We would not do this without the prior approval of the Securities and Exchange Commission. We will give you notice of our intention to do this.


EXPENSES
--------------------------------------------------------------------------------

There are charges and other expenses associated with the Contract that will reduce your investment return. These charges and expenses are:

INSURANCE CHARGES

Each day, Preferred Life makes a deduction for its insurance charges. Preferred Life does this as part of its calculation of the value of the Accumulation Units and the Annuity Units. The insurance charge has two parts:

1) the mortality and expense risk charge, and

2) the administrative expense charge.

MORTALITY AND EXPENSE RISK CHARGE. This charge is equal, on an annual basis, to 1.25% of the average daily value of the Contract invested in a Variable Option. This charge compensates us for all the insurance benefits provided by your Contract (for example, our contractual obligation to make Annuity Payments, the death benefits, certain expenses related to the Contract, and for assuming the risk (expense risk) that the current charges will be insufficient in the future to cover the cost of administering the Contract).

ADMINISTRATIVE EXPENSE CHARGE. This charge is equal, on an annual basis, to 0.15% of the average daily value of the Contract invested in a Variable Option. This charge, together with the contract maintenance charge (which is explained below), is for all the expenses associated with the administration of the Contract. Some of these expenses include: preparation of the Contract, confirmations, annual statements, maintenance of Contract records, personnel costs, legal and accounting fees, filing fees, and computer and systems costs.

CONTRACT MAINTENANCE CHARGE


On each Contract anniversary, Preferred Life deducts $30 from your Contract as a contract maintenance charge. The fee is assessed on the last day of each Contract year. This charge is for administrative expenses (see above). This charge can not be increased.


However, during the Accumulation Phase, if the value of your Contract or Purchase Payments (less withdrawals) is at least $100,000 when the deduction for the charge is to be made, Preferred Life will not deduct this charge. Currently, Preferred Life also waives the charge during the Payout Phase if the value of your Contract at the Income Date is at least $100,000.

If you make a complete withdrawal from your Contract on other than a Contract anniversary, the contract maintenance charge will also be deducted. During the Payout Phase, if the contract maintenance charge is deducted, the charge will be collected monthly out of each Annuity Payment.

CONTINGENT DEFERRED SALES CHARGE

If you make a withdrawal, it may be subject to a contingent deferred sales charge. During the Accumulation Phase, you can make withdrawals from your Contract. Preferred Life keeps track of each Purchase Payment you make. The amount of the contingent deferred sales charge depends upon the length of time since you made your Purchase Payment. This charge reimburses Preferred Life for expenses associated with the promotion, sale and distribution of the Contracts.

For a partial withdrawal, we will deduct the charge from the amount remaining in the Contract, if sufficient. Otherwise, we will deduct it from the amount you withdraw. We will deduct the charge pro rata from the Variable Options and/or the Fixed Account unless you instruct us otherwise. The charge is:

        YEARS SINCE     CONTINGENT DEFERRED
     PURCHASE PAYMENT      SALES CHARGE
     --------------------------------------
            0-1                 5%
            1-2                 5%
            2-3                 4%
            3-4                 3%
            4-5                1.5%
            5+                  0%

However, after Preferred Life has had a Purchase Payment for 5 full years, there is no charge when you withdraw that Purchase Payment. For purposes of the contingent deferred sales charge, Preferred Life treats withdrawals as coming from the oldest Purchase Payments first.

NOTE: For tax purposes, withdrawals are considered to have come from the last money you put into the Contract. Thus, for tax purposes, earnings are considered to come out first.


Once each Contract year, you can make a withdrawal up to 15% of Purchase Payments you have made (less any prior withdrawals) and no contingent deferred sales charge will be deducted from the 15% you take out. If you make a withdrawal of more than the free withdrawal amount, it will be subject to the contingent deferred sales charge. You may carry over to the next year the full 15% if you do not make any withdrawal in a Contract year. If you do not withdraw the full 15% in any one Contract year, you may not carry over the remaining percentage amount to another year. Preferred Life does not assess the contingent deferred sales charge from Purchase Payments which have been held under the Contract for more than 5 years or paid out as Annuity Payment.


You may also elect to participate in the Systematic Withdrawal Program or the Minimum Distribution Program. These programs allow you to make withdrawals without the deduction of the contingent deferred sales charge under certain circumstances. See "Access to Your Money" for a description of the Systematic Withdrawal Program and the Minimum Distribution Program.

REDUCTION OR ELIMINATION OF THE
CONTINGENT DEFERRED SALES CHARGE
Preferred Life will reduce or eliminate the amount of the contingent deferred sales charge when the Contract is sold under circumstances which reduce its sales expenses. Some examples are: if there is a large group of individuals that will be purchasing the Contract or a prospective purchaser already had a relationship with Preferred Life. Preferred Life may choose to not deduct a contingent deferred sales charge under a Contract issued to an officer, director or employee of Preferred Life or any of its affiliates. Also, Preferred Life may choose to reduce or not deduct a contingent deferred sales charge when a Contract is sold by an agent of Preferred Life to any members of his or her immediate family and the commission is waived. We require our prior approval for any reduction or elimination of the contingent deferred sales charge.

TRANSFER FEE

Prior to the Income Date, you can make 12 free transfers every year. We measure a year from the day we issue your Contract. If you make more than 12 transfers a year, we will deduct a transfer fee of $25 or 2% of the amount that is transferred, whichever is less, for each additional transfer. If the transfer is part of the Dollar Cost Averaging Program or Flexible Rebalancing, it will not count in determining the transfer fee.

Preferred Life charges a fee for all transfers you make after the Income Date.

INCOME TAXES

Preferred Life reserves the right to deduct from the Contract for any income taxes which it may incur because of the Contract. Currently, Preferred Life is not making any such deductions.

PORTFOLIO EXPENSES


There are deductions from the assets of the various Portfolios for operating expenses (including management fees), which are described in the Fee Table in this prospectus and the accompanying fund prospectuses.


TAXES


NOTE: Preferred Life has prepared the following information on taxes as a general discussion of the subject. It is not intended as tax advice. You should consult your own tax adviser about your own circumstances. Preferred Life has included additional information regarding taxes in the Statement of Additional Information.


ANNUITY CONTRACTS IN GENERAL

Annuity contracts are a means of setting aside money for future needs --usually retirement. Congress recognized how important saving for retirement was and provided special rules in the Internal Revenue Code (Code) for annuities.

Basically, these rules provide that you will not be taxed on any earnings on the money held in your annuity Contract until you take the money out. This is referred to as Tax Deferral. There are different rules regarding how you will be taxed depending upon how you take the money out and the type of Contract -- Qualified or Non-Qualified (see following sections).

You, as the Contract Owner, will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal or as Annuity Payments. When you make a withdrawal you are taxed on the amount of the withdrawal that is earnings. For Annuity Payments, different rules apply. A portion of each Annuity Payment you receive will be treated as a partial return of your Purchase Payments and will not be taxed. The remaining portion of the Annuity Payment will be treated as ordinary income. How the Annuity Payment is divided between taxable and non-taxable portions depends upon the period over which the Annuity Payments are expected to be made. Annuity Payments received after you have received all of your Purchase Payments are fully includible in income.

When a Non-Qualified Contract is owned by a non-natural person (e.g., a corporation or certain other entities other than a trust holding the Contract as an agent for a natural person), the Contract will generally not be treated as an annuity for tax purposes. This means that the Contract may not receive the benefits of Tax Deferral. Income may be taxed as ordinary income every year.

QUALIFIED AND NON-QUALIFIED CONTRACTS

If you purchase the Contract under a Qualified plan, your Contract is referred to as a Qualified Contract. Examples of Qualified plans are: Individual Retirement Annuities (IRAs), Tax-Sheltered Annuities (sometimes referred to as 403(b) contracts), and pension and profit-sharing plans, which include 401(k) plans and H.R. 10 plans. If you do not purchase the Contract under a Qualified plan, your Contract is referred to as a Non-Qualified Contract.


A Qualified Contract will not provide any necessary or additional Tax Deferral if it is used to fund a Qualified plan that is tax deferred. However, the Contract has features and benefits other than Tax Deferral that may make it an appropriate investment for a Qualified plan. You should consult your tax adviser regarding these features and benefits prior to purchasing a Qualified Contract.


MULTIPLE CONTRACTS

The Code provides that multiple Non-Qualified annuity contracts which are issued within a calendar year period to the same Contract Owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences, including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a
Section 1035 exchange will be considered issued in the year of the exchange. You should consult a tax adviser prior to purchasing more than one Non-Qualified annuity contract in any calendar year period.

WITHDRAWALS -- NON-QUALIFIED CONTRACTS

If you make a withdrawal from your Contract, the Code treats such a withdrawal as first coming from earnings and then from your Purchase Payments. In most cases, such withdrawn earnings are includible in income.

The Code also provides that any amount received under an annuity contract which is included in income may be subject to a tax penalty. The amount of the penalty is equal to 10% of the amount that is includible in income. Some withdrawals will be exempt from the penalty. They include any amounts:

1) paid on or after the taxpayer reaches age 591/2

2) paid after you die;

3) paid if the taxpayer becomes totally disabled (as that term is defined in the
   Code);

4) paid in a series of substantially equal payments made annually (or more frequently) for life or a period not exceeding life expectancy;

5) paid under an immediate annuity; or

6) which come from purchase payments made prior to August 14, 1982.

WITHDRAWALS -- QUALIFIED CONTRACTS




If you make a withdrawal from your Qualified Contract, a portion of the withdrawal is treated as taxable income. This portion depends on the ratio of pre-tax Purchase Payments to the after-tax Purchase Payments in your Contract. If all of your Purchase Payments were made with pre-tax money then the full amount of any withdrawal is includible in taxable income. Special rules may apply to withdrawals from certain types of Qualified Contracts.

The Code also provides that any amount received under a Qualified Contract, which is included in income, may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is includible in income. Some withdrawals will be exempt from the penalty. They include any amounts:

1) paid on or after you reach age 591/2;

2) paid after you die;

3) paid if you become totally disabled (as that term is defined in the Code);

4) paid to you after leaving your employment in a series of substantially equal periodic payments made annually (or more frequently) under a lifetime annuity;

5) paid to you after you have attained age 55 and you have left your employment;

6) paid for certain allowable medical expenses (as defined in the Code);

7) paid pursuant to a qualified domestic relations order;

8) paid on account of an IRS levy upon the Qualified Contract;

9) paid from an IRA for medical  insurance  (as  defined in the Code);

10)paid from an IRA for qualified higher education expenses; or

11)paid from an IRA for up to $10,000 for qualified first-time homebuyer expenses (as defined in the Code).

The exceptions in 5) and 7) above do not apply to IRAs. The exception in 4) above applies to IRAs but without the requirement of leaving employment.

We have provided a more complete discussion in the Statment of Additional Information.


WITHDRAWALS -- TAX-SHELTERED ANNUITIES

The Code limits the withdrawal of amounts attributable to Purchase Payments made under a salary reduction agreement by Contract Owners from Tax-Sheltered Annuities. Withdrawals can only be made when a Contract Owner:

1) reaches age 591/2;

2) leaves his/her job;

3) dies;

4) becomes disabled (as that term is defined in the Code); or

5) in the case of hardship.

However, in the case of hardship, you can only withdraw the Purchase Payments and not any earnings.

DIVERSIFICATION

The Code provides that the underlying investments for a variable annuity must satisfy certain diversification requirements in order to be treated as an annuity contract. Preferred Life believes that the Portfolios are being managed so as to comply with the requirements.

Neither the Code nor the Internal Revenue Service Regulations issued to date provide guidance as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, and not Preferred Life, would be considered the owner of the shares of the Portfolios. If you are considered the owner of the shares, it will result in the loss of the favorable tax treatment for the Contract. It is unknown to what extent under federal tax law Contract Owners are permitted to select Portfolios, to make transfers among the Portfolios or the number and type of Portfolios Contract Owners may select from without being considered the owner of the shares. If any guidance is provided which is considered a new position, then the guidance would generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the owner of the Contract, could be treated as the owner of the Portfolios.

Due to the uncertainty in this area, Preferred Life reserves the right to modify the Contract in an attempt to maintain favorable tax treatment.

ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------

You can have access to the money in your Contract:

1) by making a withdrawal (either a partial or a total withdrawal);

2) by receiving Annuity Payments; or

3) when a death benefit is paid to your Beneficiary.

Withdrawals can only be made during the Accumulation Phase.

When you make a complete withdrawal you will receive the value of the Contract on the day you made the withdrawal, less any applicable contingent deferred sales charge and less any contract maintenance charge. (See "Expenses" for a discussion of the charges.)

Unless you instruct Preferred Life otherwise, a partial withdrawal will be made pro-rata from all the Variable Options you selected.

We will pay the amount of any withdrawal from the Variable  Options within seven
(7) days of when we receive your request in good order unless the Suspension of Payments or Transfers provision is in effect (see below).

INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO ANY WITHDRAWAL YOU MAKE.

There are limits to the amount you can withdraw from a Qualified plan referred to as a 403(b) plan. For a more complete explanation see "Taxes" and the discussion in the SAI.

SYSTEMATIC WITHDRAWAL PROGRAM

If the value of your Contract is at least $25,000, Preferred Life offers a program which provides automatic monthly or quarterly payments to you each year. The total systematic withdrawals which you can make each year without Preferred Life deducting a contingent deferred sales charge are limited to 9% of the value of your Contract. However, we may increase the 9% limit to allow you to make systematic withdrawals to meet the applicable minimum distribution requirements for Qualified Contracts. If you make withdrawals under this program, you may not also use the 15% free withdrawal amount that year. All systematic withdrawals will be made on the 9th day of the month unless it is not a business day. If it is not, then the withdrawal will be made on the previous business day. For a discussion of the contingent deferred sales charge and the 15% free withdrawal amount, see "Expenses." Preferred Life reserves the right to modify the eligibility rules of this program at any time without notice.

INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO SYSTEMATIC WITHDRAWALS.

MINIMUM DISTRIBUTION PROGRAM

If you own a Contract that is an Individual Retirement Annuity (IRA), you may select the Minimum Distribution Program. Under this program, Preferred Life will make payments to you from your Contract that are designed to meet the applicable minimum distribution requirements imposed by the Code for IRAs. If the value of your Contract is at least $25,000, Preferred Life will make payments to you on a monthly or quarterly basis. The payments will not be subject to the contingent deferred sales charge and will be instead of the 15% free withdrawal amount.

SUSPENSION OF PAYMENTS OR TRANSFERS

Preferred Life may be required to suspend or postpone payments for withdrawals or transfers for any period when:

1) the New York Stock Exchange is closed (other than customary weekend and holiday closings);

2) trading on the New York Stock Exchange is restricted;

3) an emergency exists as a result of which disposal of the Portfolio shares is not reasonably practicable or Preferred Life cannot reasonably value the Portfolio shares;

4) during any other period when the Securities and Exchange Commission, by order, so permits for the protection of Contract Owners.

Preferred Life has reserved the right to defer payment for a withdrawal or transfer from the Fixed Account for the period permitted by law but not for more than six months.


PERFORMANCE
--------------------------------------------------------------------------------

Preferred Life periodically advertises performance of the Variable Options. Preferred Life will calculate performance by determining the percentage change in the value of an Accumulation Unit by dividing the increase (decrease) for that unit by the value of the Accumulation Unit at the beginning of the period. This performance number reflects the deduction of the insurance charges and the Portfolio expenses. It does not reflect the deduction of any applicable contingent deferred sales charge and contract maintenance charge. The deduction of any applicable contract maintenance charge and contingent deferred sales charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will also include average annual total return figures which reflect the deduction of the insurance charges, contract maintenance charge, contingent deferred sales charges and the expenses of the Portfolios. Preferred Life may also advertise cumulative total return information. Cumulative total return is determined the same way except that the results are not annualized. Performance information for the underlying Portfolios may also be advertised; see the fund prospectuses for more information.


Certain  Portfolios  have been in  existence  for some time and have  investment performance history. In order to demonstrate how the actual investment experience of the Portfolios may affect your Accumulation Unit Values, Preferred Life has prepared performance information. The performance is based on the historical performance of the Portfolios, modified to reflect the charges and expenses of your Contract as if the Contract had been in existence for the time periods shown. The inception dates of the Portfolios pre-date the inception dates of the corresponding Variable Options. For periods starting prior to the date the Variable Options invested in the Portfolio, the performance is based on the historical performance of the corresponding Portfolio.


Preferred Life may in the future also advertise yield information. If it does, it will provide you with information regarding how yield is calculated. More detailed information regarding how performance is calculated is found in the SAI.

Any performance advertised will be based on historical data. It does not guarantee future results of the Portfolios.


DEATH BENEFIT
--------------------------------------------------------------------------------

DEATH OF CONTRACT OWNER


If you die during the Accumulation Phase, Preferred Life will pay a death benefit to your Beneficiary (see below). No death benefit is paid if you die during the Payout Phase. We will determine the value of the death benefit as of the end of the business day we receive both due proof of death and a payment election at our USAllianz Service Center.


The guaranteed death benefit is:

o on the day we issue your Contract, the guaranteed death benefit is equal to the Purchase Payments you have made.

o after the date we issue your Contract, the guaranteed death benefit will be the sum of all Purchase Payments you have made, less any withdrawals.

The guaranteed death benefit will never be less than the value of your Contract as of the most recent five year Contract anniversary before the earlier of:

o  the date of your death, or

o the date of your 81st birthday, plus subsequent Purchase Payments you have made less withdrawals.

The Beneficiary may, at any time before the end of a sixty (60) day period after Preferred Life receives proof of death, elect the death benefit to be paid under one of the following options:

A. Lump sum payment of the death benefit. The value of the death benefit is equal to the greater of the guaranteed death benefit or the surrender value as of the end of the business day we receive both due proof of death and a payment election.

B. The payment of the entire death benefit within 5 years of the date of the Contract Owner's death. We determine the value of the death benefit under Option B by comparing the guaranteed death benefit to the Contract value as of the end of the business day we receive both due proof of death and a payment election. If the Contract value is greater, it will be the death benefit. We will reduce any distribution of such death benefit by the sum of any contract maintenance charges and contingent deferred sales charges. If the guaranteed death benefit is greater, it will be the death benefit. After the death benefit is calculated, it will be subject to market risk. We will not accept any additional Purchase Payments after the Contract Owner dies.

C. Payment over the lifetime of the designated Beneficiary or over a period not extending beyond the life expectancy of the designated Beneficiary with distribution beginning within one year of the date of death of the Contract Owner (see "Annuity Payments (The Payout Phase) -- Annuity Options"). We determine the value of the death benefit under Option C by comparing the guaranteed death benefit to the Contract value as of the end of the business day we receive both due proof of death and a payment election. If the Contract value is greater, we will treat it as the death benefit. If the guaranteed death benefit is greater, it will be the death benefit.

D. If the Beneficiary is your spouse, he/she can elect to continue the Contract in his/her own name. We deter- mine the value of the death benefit under Option D by comparing the guaranteed death benefit to the Contract value as of the end of the business day we receive both due proof of death and a payment election. If the Contract value is greater, it will remain the Contract value. If the guaranteed death benefit is greater, it will become the new Contract value. Any distribution to the new Contract Owner will be reduced by the sum of any applicable contract maintenance charges and contingent deferred sales charges.

If the Beneficiary does not elect a payment option, we will make a single sum settlement at the end of the sixty (60) day period following the date we receive proof of death. Some states, including New York, require the submission of tax forms in connection with death benefit proceeds under certain circumstances. We may delay paying a death benefit pending receipt of any applicable tax consents and/or forms.

In those Contracts where a Contingent Owner is named, in the event of your death before the Income Date, the Contingent Owner (if any) becomes the designated Beneficiary and we will treat any other Beneficiary as a contingent Beneficiary, unless you indicate otherwise. Only your spouse can be a Contingent Owner. If there is no surviving Contingent Owner, the death benefit is payable to the Beneficiary you designate.

DEATH OF ANNUITANT

If the Annuitant, who is not a Contract Owner, dies on or before the Income Date, you may name a new Annuitant. If you do not designate a new Annuitant, you will become the Annuitant. However, if the Contract Owner is a non-natural person (e.g., a corporation), then for purposes of the death benefit, the death of the Annuitant will be treated as the death of the Contract Owner, and a new Annuitant may not be named.

If the Annuitant dies on or after the Income Date, the remaining amounts payable, if any, will be as provided for in the Annuity Option selected. We will require proof of the Annuitant's death. The remaining amounts payable will be paid at least as rapidly as they were being paid at the Annuitant's death.


OTHER INFORMATION
--------------------------------------------------------------------------------

PREFERRED LIFE


Preferred Life Insurance Company of New York (Preferred Life) is a stock life insurance company organized under the laws of the state of New York. Preferred Life is a wholly-owned subsidiary of Allianz Life Insurance Company of North America (Allianz Life). Allianz Life is headquartered in Minneapolis, Minnesota. Allianz Life is a wholly-owned subsidiary of Allianz Versicherungs-AG Holding. Preferred Life is authorized to do direct business in six states, including New York, and the District of Columbia. Preferred Life offers group life, group accident and health insurance and variable annuity products.




THE SEPARATE ACCOUNT

Preferred  Life  established a separate  account named  Preferred  Life Variable
Account C (Separate Account) to hold the assets that underlie the Contract, except assets allocated to the Fixed Account. The Board of Directors of Preferred Life adopted a resolution to establish the Separate Account on February 26, 1988. Preferred Life has registered the Separate Account with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The Separate Account is divided into Variable Options (also known as sub-accounts). Each Variable Option invests in one Portfolio.

The assets of the Separate Account are held in Preferred Life's name on behalf of the Separate Account and legally belong to Preferred Life. However, those assets that underlie the variable Contract are not chargeable with liabilities arising out of any other business Preferred Life may conduct. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the Contract and not against any other contracts Preferred Life may issue.

DISTRIBUTION

USAllianz Investor Services, LLC (formerly NALAC Financial Plans, LLC), 1750 Hennepin Avenue, Minneapolis, MN 55403, acts as the distributor of the Contracts. USAllianz Investor Services, LLC, is an affiliate of Preferred Life.

Commissions will be paid to broker-dealers who sell the Contracts. Broker-dealers will be paid commissions up to 7.0% of Purchase Payments. The New York Insurance Department permits asset-based compensation. Preferred Life may adopt an asset-based compensation program in - addition to, or instead of, the present compensation program. Commissions may be recovered from broker-dealers if a full or partial withdrawal occurs within 12 months of a Purchase Payment or there is a recission of the Contract within the Free-Look period.

ADMINISTRATION

Preferred Life has hired Delaware Valley Financial Services, Inc., 300 Berwyn Park, Berwyn, Pennsylvania, to perform certain administrative services regarding the Contracts. The administrative services include issuance of the Contracts and maintenance of Contract Owner's records.

FINANCIAL STATEMENTS

The financial statements of Preferred Life and the Separate Account have been included in the Statement of Additional Information.


TABLE OF CONTENTS
OF THE STATEMENT OF
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------


Company                                              2


Experts                                              2

Legal Opinions                                       2

Distribution                                         2

Reduction or Elimination of the
Contingent Deferred Sales Charge                     2

Calculation of Performance Data                      2

Federal Tax Status                                   7

Annuity Provisions                                  12

Financial Statements                                13


                                                                                                                   24

APPENDIX
------------------------------------------------------------------------------------------------------------------------

CONDENSED FINANCIAL INFORMATION

The financial  statements of Preferred Life and the financial  statements of the Separate Account may be found in the
Statement of Additional Information.

The table below includes Accumulation Unit values for the periods indicated.

This  information  should be read in  conjunction  with the  financial  statements  and related notes to the Separate
Account included in the Statement of Additional Information.

(NUMBER OF UNITS IN THOUSANDS)                             ALGER    FRANKLIN   FRANKLIN   FRANKLIN
                                      AIM      ALGER     AMERICAN    GLOBAL     GLOBAL    GROWTH &   FRANKLIN  FRANKLIN
                                      V.I.    AMERICAN   LEVERAGED    COMM    HEALTH CARE  INCOME      HIGH     INCOME
VARIABLE OPTIONS                    GROWTH     GROWTH     ALLCAP   SECURITIES SECURITIES SECURITIES   INCOME  SECURITIES
------------------------------------------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 1999
Unit value at beginning of period   $10.000*  $10.000*   $10.000*   $28.308    $10.610    $26.226     $21.208   $25.122
Unit value at end of period         $11.084   $10.922    $12.160    $38.917     $9.615    $26.147     $20.900   $24.323
Number of units outstanding
  at end of period                       36        36         18      2,088         47      3,184       1,276     2,248
YEAR ENDED DEC. 31, 1998
Unit value at beginning of period        NA        NA         NA    $25.818    $10.000    $24.551     $21.312   $25.065
Unit value at end of period              NA        NA         NA    $28.308    $10.610    $26.226     $21.208   $25.122
Number of units outstanding
  at end of period                       NA        NA         NA      2,843         26      4,289       1,783     3,263
YEAR ENDED DEC. 31, 1997
Unit value at beginning of period        NA        NA         NA    $20.654         NA    $19.490     $19.375   $21.708
Unit value at end of period              NA        NA         NA    $25.818         NA    $24.551     $21.312   $25.065
Number of units outstanding
  at end of period                       NA        NA         NA      3,699         NA      4,952       2,110     3,991
YEAR ENDED DEC. 31, 1996
Unit value at beginning of period        NA        NA         NA    $19.565         NA    $17.310     $17.252   $19.785
Unit value at end of period              NA        NA         NA    $20.654         NA    $19.490     $19.375   $21.708
Number of units outstanding
  at end of period                       NA        NA         NA      4,998         NA      5,070       2,164     4,519
YEAR ENDED DEC. 31, 1995
Unit value at beginning of period        NA        NA         NA    $15.104         NA    $13.215     $14.608   $16.392
Unit value at end of period              NA        NA         NA    $19.565         NA    $17.310     $17.252   $19.785
Number of units outstanding
  at end of period                       NA        NA         NA      5,916         NA      4,346       2,075     4,567
YEAR ENDED DEC. 31, 1994
Unit value at beginning of period        NA        NA         NA    $17.319         NA    $13.677     $15.155   $17.734
Unit value at end of period              NA        NA         NA    $15.104         NA    $13.215     $14.608   $16.392
Number of units outstanding
  at end of period                       NA        NA         NA      6,317         NA      3,452       1,710     4,416
YEAR ENDED DEC. 31, 1993
Unit value at beginning of period        NA        NA         NA    $15.889         NA    $12.574     $13.278   $15.163
Unit value at end of period              NA        NA         NA    $17.319         NA    $13.677     $15.155   $17.734
Number of units outstanding
  at end of period                       NA        NA         NA      7,479         NA      2,402       1,135     2,634
YEAR ENDED DEC. 31, 1992
Unit value at beginning of period        NA        NA         NA    $14.821         NA    $11.949     $11.583   $13.580
Unit value at end of period              NA        NA         NA    $15.889         NA    $12.574     $13.278   $15.163
Number of units outstanding
  at end of period                       NA        NA         NA      2,519         NA      1,227         266       668
PERIOD FROM INCEPTION* TO DEC. 31, 1991
Unit value at beginning of period        NA        NA         NA    $13.234         NA    $11.061     $11.043   $12.811
Unit value at end of period              NA        NA         NA    $14.821         NA    $11.949     $11.583   $13.580
Number of units outstanding
  at end of period                       NA        NA         NA        166         NA        125          37        35


                                                                                         Variable Annuity Prospectus 25

(NUMBER OF UNITS IN THOUSANDS)     FRANKLIN               FRANKLIN            FRANKLIN
                                   LARGE CAP   FRANKLIN    NATURAL  FRANKLIN   RISING    FRANKLIN  FRANKLIN  FRANKLIN
                                    GROWTH       MONEY    RESOURCES   REAL    DIVIDENDS   S&P 500    SMALL     U.S.
VARIABLE OPTIONS                  SECURITIES    MARKET   SECURITIES  ESTATE  SECURITIES    INDEX      CAP   GOVERNMENT
-----------------------------------------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 1999
Unit value at beginning of period  $15.574     $14.386      $8.505    $23.107  $21.165    $10.000*  $14.600   $19.014
Unit value at end of period        $20.218     $14.860     $11.092    $21.386  $18.846    $10.467   $28.353   $18.574
Number of units outstanding
  at end of period                   1,325       1,593         268        466    2,207         47       783     2,761

YEAR ENDED DEC. 31, 1998
Unit value at beginning of period  $13.130     $13.865     $11.559    $28.169  $20.074         NA    $14.952  $17.947
Unit value at end of period        $15.574     $14.386      $8.505    $23.107  $21.165         NA    $14.600  $19.014
Number of units outstanding
  at end of period                   1,016       2,168         415        708    3,176         NA      1,012    3,787
YEAR ENDED DEC. 31, 1997
Unit value at beginning of period  $11.254     $13.359     $14.467    $23.668  $15.303         NA    $12.913  $16.650
Unit value at end of period        $13.130     $13.865     $11.559    $28.169  $20.074         NA    $14.952  $17.947
Number of units outstanding
  at end of period                     622       2,155         458        942    3,489         NA        938    4,844
YEAR ENDED DEC. 31, 1996
Unit value at beginning of period  $10.214*    $12.883     $14.109    $18.073  $12.498         NA    $12.517* $16.298
Unit value at end of period        $11.254     $13.359     $14.467    $23.668  $15.303         NA    $12.913  $16.650
Number of units outstanding
  at end of period                     225       2,433         566        859    3,394         NA        416    6,017
YEAR ENDED DEC. 31, 1995
Unit value at beginning of period       NA     $12.354     $13.979    $15.594   $9.769         NA         NA  $13.835
Unit value at end of period             NA     $12.883     $14.109    $18.073  $12.498         NA         NA  $16.298
Number of units outstanding
  at end of period                      NA       2,218         516        794    3,182         NA         NA    5,089
YEAR ENDED DEC. 31, 1994
Unit value at beginning of period       NA     $12.066     $14.464    $15.369  $10.327         NA         NA  $14.698
Unit value at end of period             NA     $12.354     $13.979    $15.594   $9.769         NA         NA  $13.835
Number of units outstanding
  at end of period                      NA       2,487         647        900    2,936         NA         NA    5,331
YEAR ENDED DEC. 31, 1993
Unit value at beginning of period       NA     $11.932      $9.424    $13.095  $10.848         NA         NA  $13.586
Unit value at end of period             NA     $12.066     $14.464    $15.369  $10.327         NA         NA  $14.698
Number of units outstanding
  at end of period                      NA         627         391        437    2,772         NA         NA    6,108
YEAR ENDED DEC. 31, 1992
Unit value at beginning of period       NA     $11.742     $10.635    $11.848  $9.992*         NA         NA  $12.798
Unit value at end of period             NA     $11.932      $9.424    $13.095  $10.848         NA         NA  $13.586
Number of units outstanding
  at end of period                      NA         301          30         77      617         NA         NA    2,266
PERIOD FROM INCEPTION* TO DEC. 31, 1991
Unit value at beginning of period       NA     $11.623     $10.433    $10.787       NA         NA         NA  $12.036
Unit value at end of period             NA     $11.742     $10.635    $11.848       NA         NA         NA  $12.798
Number of units outstanding
  at end of period                      NA          62           5          8       NA         NA         NA      213


                                                                                                                   26

(NUMBER OF UNITS IN THOUSANDS)                FRANKLIN  FRANKLIN   FRANKLIN                                   TEMPLETON
                                    FRANKLIN    ZERO      ZERO       ZERO     MUTUAL     MUTUAL    TEMPLETON DEVELOPING
                                      VALUE    COUPON    COUPON     COUPON   DISCOVERY   SHARES      ASSET     MARKETS
VARIABLE OPTIONS                   SECURITIES   2000      2005       2010   SECURITIES SECURITIES  STRATEGY  SECURITIES
-----------------------------------------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 1999
Unit value at beginning of period   $7.717    $20.684    $25.003    $27.920   $11.226   $11.837    $13.589     $7.993
Unit value at end of period         $7.736    $21.023    $23.205    $24.164   $13.701   $13.237    $14.408    $12.188
Number of units outstanding
  at end of period                      35        519        259        197       810     1,879        228        615
YEAR ENDED DEC. 31, 1998
Unit value at beginning of period  $10.000    $19.512    $22.532    $24.740   $11.983   $11.993    $13.786    $10.340
Unit value at end of period         $7.717    $20.684    $25.003    $27.920   $11.226   $11.837    $13.589     $7.993
Number of units outstanding
  at end of period                      19        723        349        272     1,127     2,264        318        749
YEAR ENDED DEC. 31, 1997
Unit value at beginning of period       NA    $18.475    $20.517    $21.522   $10.180   $10.330    $12.514    $11.487
Unit value at end of period             NA    $19.512    $22.532    $24.740   $11.983   $11.993    $13.786    $10.340
Number of units outstanding
  at end of period                      NA      1,087        345        292       924     1,823        424      1,160
YEAR ENDED DEC. 31, 1996
Unit value at beginning of period       NA    $18.294    $20.914    $22.431   $10.122*  $10.112*   $10.591     $9.582
Unit value at end of period             NA    $18.475    $20.517    $21.522   $10.180   $10.330    $12.514    $11.487
Number of units outstanding
  at end of period                      NA      1,358        428        348        27        43        300      1,042
YEAR ENDED DEC. 31, 1995
Unit value at beginning of period       NA    $15.373    $16.096    $15.930        NA        NA    $10.322*    $9.454
Unit value at end of period             NA    $18.294    $20.914    $22.431        NA        NA    $10.591     $9.582
Number of units outstanding
  at end of period                      NA      1,416        456        372        NA        NA         36        757
YEAR ENDED DEC. 31, 1994
Unit value at beginning of period       NA    $16.717    $18.050    $18.144        NA        NA         NA     $9.994*
Unit value at end of period             NA    $15.373    $16.096    $15.930        NA        NA         NA     $9.454
Number of units outstanding
  at end of period                      NA      1,158        403        252        NA        NA         NA        591
YEAR ENDED DEC. 31, 1993
Unit value at beginning of period       NA    $14.595    $14.975    $14.670        NA        NA         NA         NA
Unit value at end of period             NA    $16.717    $18.050    $18.144        NA        NA         NA         NA
Number of units outstanding
  at end of period                      NA        795        341        193        NA        NA         NA         NA
YEAR ENDED DEC. 31, 1992
Unit value at beginning of period       NA    $13.570   $13.705     $13.482        NA        NA         NA         NA
Unit value at end of period             NA    $14.595   $14.975     $14.670        NA        NA         NA         NA
Number of units outstanding
  at end of period                      NA        397       108          60        NA        NA         NA         NA
PERIOD FROM INCEPTION* TO DEC. 31, 1991
Unit value at beginning of period       NA    $12.274   $12.369     $12.013        NA        NA         NA         NA
Unit value at end of period             NA    $13.570   $13.705     $13.482        NA        NA         NA         NA
Number of units outstanding
  at end of period                      NA          6         3           1        NA        NA         NA         NA


                                                                                       Variable Annuity Prospectus 27

                                 TEMPLETON                                    TEMPLETON  USALLIANZ  USALLIANZ
                                  GLOBAL    TEMPLETON  TEMPLETON   TEMPLETON   PACIFIC      VIP        VIP     USALLIANZ
                                  INCOME     GROWTH     INTERNT'L  INTERNT'L   GROWTH   DIVERSIFIED   FIXED       VIP
VARIABLE OPTIONS                SECURITIES SECURITIES  SECURITIES SMALLER COS SECURITIES   ASSETS     INCOME     GROWTH
-----------------------------------------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 1999
Unit value at beginning of period $17.905    $16.309    $18.437      $9.364      $8.078   $10.000*   $10.000*  $10.000*
Unit value at end of period       $16.635    $19.466    $23.022     $11.441     $10.915   $10.170    $ 9.751   $10.733
Number of units outstanding
  at end of period                    542      1,859      2,034         101         659         0          0         0
YEAR ENDED DEC. 31, 1998
Unit value at beginning of period $16.957    $15.176    $17.711     $10.825      $9.431         NA        NA        NA
Unit value at end of period       $17.905    $16.309    $18.437      $9.364      $8.078         NA        NA        NA
Number of units outstanding
  at end of period                    787      2,239      2,938         114         821         NA        NA        NA
YEAR ENDED DEC. 31, 1997
Unit value at beginning of period $16.781    $13.560    $16.081     $11.145     $14.932         NA        NA        NA
Unit value at end of period       $16.957    $15.176    $17.711     $10.825      $9.431         NA        NA        NA
Number of units outstanding
  at end of period                  1,072      2,594      4,063         173       1,251         NA        NA        NA
YEAR ENDED DEC. 31, 1996
Unit value at beginning of period $15.522    $11.339    $13.263     $10.174*    $13.630         NA        NA        NA
Unit value at end of period       $16.781    $13.560    $16.081     $11.145     $14.932         NA        NA        NA
Number of units outstanding
  at end of period                  1,354      2,146      4,375          65       1,751         NA        NA        NA
YEAR ENDED DEC. 31, 1995
Unit value at beginning of period $13.726    $10.201    $12.161          NA     $12.802         NA        NA        NA
Unit value at end of period       $15.522    $11.339    $13.263          NA     $13.630         NA        NA        NA
Number of units outstanding
  at end of period                  1,472      1,417      4,073          NA       1,811         NA        NA        NA
YEAR ENDED DEC. 31, 1994
Unit value at beginning of period $14.650     $9.984*   $12.226          NA     $14.233         NA        NA        NA
Unit value at end of period       $13.726    $10.201    $12.161          NA     $12.802         NA        NA        NA
Number of units outstanding
  at end of period                  1,667        921      4,079          NA       2,112         NA        NA        NA
YEAR ENDED DEC. 31, 1993
Unit value at beginning of period $12.733         NA     $9.642          NA      $9.761         NA        NA        NA
Unit value at end of period       $14.650         NA    $12.226          NA     $14.233         NA        NA        NA
Number of units outstanding
  at end of period                  1,045         NA      1,346          NA         915         NA        NA        NA
YEAR ENDED DEC. 31, 1992
Unit value at beginning of period $12.962         NA     $9.992*         NA      $9.992*        NA        NA        NA
Unit value at end of period       $12.733         NA     $9.642          NA      $9.761         NA        NA        NA
Number of units outstanding
  at end of period                    406         NA         88          NA          58         NA        NA        NA
PERIOD FROM INCEPTION*
  TO DEC. 31, 1991
Unit value at beginning of period $12.296         NA         NA          NA          NA         NA        NA        NA
Unit value at end of period       $12.962         NA         NA          NA          NA         NA        NA        NA
Number of units outstanding
  at end of period                     47         NA         NA          NA          NA         NA        NA        NA

* Unit Value at inception

Accumulation  Unit Value at the inception was $10.00 for each Variable  Option.  The inception  date for all Variable
Options,  except those noted  below,  was  September 6, 1991.  Inception  was 3/10/92 for Franklin  Rising  Dividends
Securities,  Templeton  International  Securities  and Templeton  Pacific  Growth  Securities;  4/25/94 for Templeton
Developing  Markets  Securities and Templeton  Growth  Securities;  8/4/95 for Templeton Asset Strategy;  6/10/96 for
Franklin Large Cap Growth Securities,  Franklin Small Cap, and Templeton International Smaller Companies; 12/2/96 for
Mutual  Discovery  Securities and Mutual Shares  Securities;  8/17/98 for Franklin  Global Health Care Securities and
Franklin Value Securities.  The AIM V.I. Growth, Alger American Growth, Alger American Leveraged AllCap, Franklin S&P
500 Index,  USAllianz VIP Diversified  Assets,  USAllianz VIP Fixed Income, and USAllianz VIP Growth Variable Options
commenced operations with the Separate Account November 12, 1999.

There are no accumulation units shown for the Franklin  Aggressive Growth Securities Fund and the Franklin Technology
Securities Fund because they commenced  operations as of the date of this prospectus,  and therefore had no assets as of December 31, 1999.

                                     PART B


                       STATEMENT OF ADDITIONAL INFORMATION
                                  VALUEMARK II
                           INDIVIDUAL FLEXIBLE PAYMENT
                           VARIABLE ANNUITY CONTRACTS
                                    issued by
                        PREFERRED LIFE VARIABLE ACCOUNT C
                                       and
                  PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
                                   May 1, 2000

THIS IS NOT A PROSPECTUS. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS FOR THE INDIVIDUAL FLEXIBLE PAYMENT VARIABLE ANNUITY CONTRACTS WHICH ARE REFERRED TO HEREIN.

THE PROSPECTUS CONCISELY SETS FORTH INFORMATION THAT A PROSPECTIVE INVESTOR OUGHT TO KNOW BEFORE INVESTING.FOR A COPY OF THE PROSPECTUS, CALL OR WRITE THE COMPANY AT: 152 West 57th Street, New York, NY 10019, (800) 542-5427.

THIS STATEMENT OF ADDITIONAL INFORMATION AND THE PROSPECTUS ARE DATED MAY 1, 2000, AND AS MAY BE AMENDED FROM TIME TO TIME.


TABLE OF CONTENTS
Contents                                           Page
-------------------------------------------------------
Company                                               2
Experts                                               2
Legal Opinions                                        2
Distributor                                           2
Reduction or Elimination of the
 Contingent Deferred Sales Charge                     2
Calculation of Performance Data                       2
Federal Tax Status                                    7
Annuity Provisions                                   12
Financial Statements                                 13

Company
--------------------------------------------------------------------------------
Information regarding Preferred Life Insurance Company of New York (the "Company") and its ownership is contained in the Prospectus. The Company is rated A++ (Superior, group rating) by A.M. BEST, an independent analyst of the insurance industry. The financial strength of an insurance company may be relevant in that it may be a reflection as to the ability of a company to make fixed annuity payments from its general account.

Experts
--------------------------------------------------------------------------------

The financial statements of Preferred Life Variable Account C and the consolidated financial statements of the Company as of and for the year ended December 31, 1999 included in this Statement of Additional Information have been audited by KPMG LLP, independent auditors, as indicated in their reports included in this Statement of Additional Information and are included herein in reliance upon such reports and upon the authority of said firm as experts in accounting and auditing.

Legal Opinions
--------------------------------------------------------------------------------

Blazzard, Grodd & Hasenauer, P.C., Westport, Connecticut has provided advice on certain matters relating to the federal securities and income tax laws in connection with the Contracts.

Distributor
--------------------------------------------------------------------------------

USAllianz Investor Services, LLC, (formerly NALAC Financial Plans, LLC), a subsidiary of Allianz Life Insurance Company of North America, the Company's parent, acts as the distributor. The offering is on a continuous basis.

Reduction or Elimination of the
Contingent Deferred Sales Charge
--------------------------------------------------------------------------------

The amount of the contingent deferred sales charge on the Contracts may be reduced or eliminated when sales of the Contracts are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. The entitlement to a reduction of the contingent deferred sales charge will be determined by the Insurance Company after examination of the following factors:
1) the size of the group; 2) the total amount of purchase payments expected to be received from the group; 3) the nature of the group for which the Contracts are purchased, and the persistency expected in that group; 4) the purpose for which the Contracts are purchased and whether that purpose makes it likely that expenses will be reduced; and 5) any other circumstances which the Company believes to be relevant to determining whether reduced sales or administrative expenses may be expected. None of the reductions in charges for sales is contractually guaranteed.

The contingent deferred sales charge may be eliminated when the Contracts are issued to an officer, director or employee of the Company or any of its affiliates. The contingent deferred sales charge may be reduced or eliminated when the Contract is sold by an agent of the Company to any members of his or her immediate family and the commission is waived. In no event will any reduction or elimination of the contingent deferred sales charge be permitted where the reduction or elimination will be unfairly discriminatory to any person.


Calculation of Performance Data
--------------------------------------------------------------------------------

Total Return

From time to time, the Company may advertise the performance data for the Variable Options (also known as Sub-Accounts) in sales literature, advertisements, personalized hypothetical illustrations, and Contract Owner communications. Such data will show the percentage change in the value of an Accumulation Unit based on the performance of a variable option over a stated period of time which is determined by dividing the increase (or decrease) in value for that unit by the Accumulation Unit value at the beginning of the period.

Any such performance data will include total return figures for the one, five, and ten year (or since inception) time periods indicated. Such total return figures will reflect the deduction of a 1.25% Mortality and Expense Risk Charge, a 0.15% Administrative Expense Charge, the operating expenses of the underlying Portfolios and any applicable contingent deferred sales charge and contract maintenance charge ("Standardized Total Return"). The contingent deferred sales charge and contract maintenance charge deductions are calculated assuming a Contract is surrendered at the end of the reporting period.

The hypothetical value of a Contract purchased for the time periods described will be determined by using the actual Accumulation Unit values for an initial $1,000 purchase payment, and deducting any applicable contingent deferred sales charge and contract maintenance charge to arrive at the ending hypothetical value. The average annual total return is then determined by computing the fixed interest rate that a $1,000 purchase payment would have to earn annually, compounded annually, to grow to the hypothetical value at the end of the time periods described. The formula used in these calculations is:

                                P (1 + T)n = ERV

where:

P = a hypothetical initial payment of $1,000;

T = average annual total return;

n = number of years;

ERV = ending redeemable value of a hypothetical $1,000 purchase payment made at the beginning of the period at the end of the period.

The Company may also advertise performance data which will be calculated in the same manner as described above but which will not reflect the deduction of the contingent deferred sales charge and the contract maintenance charge. Cumulative total return is calculated in a similar manner as described above except that the results are not annualized. The Company may also advertise cumulative and total return information over different periods of time. The Company may also present performance information computed on a different basis ("Non-Standardized Total Return").


Yield

The Franklin Money Market Fund. The Company may advertise yield information for the Franklin Money Market Fund. The Franklin Money Market Fund's current yield may vary each day, depending upon, among other things, the average maturity of the underlying Portfolio's investment securities and changes in interest rates, operating expenses, the deduction of the Mortality and Expense Risk Charge, the Administrative Expense Charge and the contract maintenance charge and, in certain instances, the value of the underlying Portfolio's investment securities. The fact that the Fund's current yield will fluctuate and that the principal is not guaranteed should be taken into consideration when using the Fund's current yield as a basis for comparison with savings accounts or other fixed-yield investments. The yield at any particular time is not indicative of what the yield may be at any other time.

The Franklin Money Market Fund's current yield is computed on a base period return of a hypothetical Contract having a beginning balance of one Accumulation Unit for a particular period of time (generally seven days). The return is determined by dividing the net change (exclusive of any capital changes) in such Accumulation Unit by its beginning value, and then multiplying it by 365/7 to get the annualized current yield. The calculation of net change reflects the value of additional shares purchased with the dividends paid by the Portfolio, and the deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and contract maintenance charge.

The effective yield reflects the effects of compounding and represents an annualization of the current return with all dividends reinvested. (Effective yield = [(Base Period Return + 1)365/7] -1.)

For the seven-day period ending on 12/31/1999, the Franklin Money Market Fund had a current yield of 4.31% and an effective yield of 4.40%.

Other Variable Options. The Company may also quote yield in sales literature, advertisements, personalized hypothetical illustrations, and Contract Owner communications for the other Variable Options. Each Variable Option (other than the Franklin Money Market Fund) will publish standardized total return information with any quotation of current yield.

The yield computation is determined by dividing the net investment income per Accumulation Unit earned during the period (minus the deduction for the Mortality and Expense Risk Charge, Administrative Expense Charge and contract maintenance charge) by the Accumulation Unit value on the last day of the period and annualizing the resulting figure, according to the following formula:

                          Yield = 2 [((a-b) + 1)6 - 1]
                                  --------------------
                                          Cd

where:

a = net investment income earned during the period by the Variable Option attributable to shares owned by the Portfolio;

b = expenses accrued for the period (net of reimbursements, if applicable);

c = the average daily number of Accumulation Units outstanding during the period;

d = the maximum offering price per Accumulation Unit on the last day of the period.

The above formula will be used in calculating quotations of yield, based on specified 30-day periods (or one month) identified in the sales literature, advertisement, or communication. Yield calculations assume that no contingent deferred sales charges have been deducted (see the Prospectus for information regarding the contingent deferred sales charge). The Company does not currently advertise yield information for any Variable Option (other than the Franklin Money Market Fund).

Performance Ranking

Total return information for the Variable Options and the Portfolios may be compared to relevant indices, including U.S. domestic and international indices and data from Lipper Analytical Services, Inc., Standard & Poor's Indices, or VARDS(R).

From time to time, evaluation of performance by independent sources may also be used.


Performance Information

Total returns reflect all aspects of a Variable Options's return, including the automatic reinvestment by Preferred Life Variable Account C of all distributions and any change in a Variable Option's value over the period.

The returns reflect the deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and the operating expenses of each Portfolio and are shown both with and without the deduction of the contingent deferred sales charge and contract maintenance charge. The inception dates of the Portfolios pre-date the inception dates of the corresponding Variable Options of the Separate Account. For periods starting prior to the date the Variable Options invested in the Portfolio, the performance is based on the historical performance of the corresponding Portfolio. Past performance does not guarantee future results.

Effective May 1, 2000, the Templeton International Securities Fund (a fund of Templeton Variable Series Fund) merged into the Templeton International Equity Fund. The performance shown in the charts to follow reflects the historical performance of the Templeton International Equity Fund. Effective May 1, 2000, the Templeton Developing Markets Securities Fund (a fund of Templeton Variable Series Fund) merged into the Templeton Developing Markets Equity Fund. The performance shown in the charts to follow reflects the historical performance of the Templeton Developing Markets Equity Fund. Effective May 1, 2000, the Templeton Asset Strategy Fund (a fund of Templeton Variable Series Fund) merged into the Templeton Global Asset Allocation Fund. The performance shown in the charts to follow reflects the historical performance of the Templeton Global Asset Allocation Fund.


Standardized Total Return

Average  Annual Total Return for the period ended  December 31, 1999:  with  contingent  deferred sales charge and Other
Charges

---------------------------------------------------------------------------------------------------------------------------
                                         Sub-Account
                                          Inception        One          Three         Five           Ten           Since
Variable Option                              Date          Year          Year          Year          Year         Inception
---------------------------------------------------------------------------------------------------------------------------
Franklin Global Communications Securities* 1/24/89        33.13%        22.94%        20.73%         12.40%        13.16%
Franklin Global Health Care Securities      5/1/98       -13.73%            NA            NA             NA        -4.60%
Franklin Growth and Income Securities*     1/24/89        -4.65%         9.60%        14.51%          9.82%         9.11%
Franklin High Income                       1/24/89        -5.81%         1.76%         7.29%          7.56%         6.90%
Franklin Income Securities                 1/24/89        -7.53%         3.09%         8.08%          8.41%         8.40%
Franklin Large Cap Growth Securities*       5/1/96        25.47%        20.98%            NA             NA        20.87%
Franklin Money Market                      1/24/89        -1.05%         2.83%         3.61%          3.31%         3.60%
Franklin Natural Resources Securities      1/24/89        26.06%        -9.49%        -4.73%         -1.09%         0.86%
Franklin Real Estate*                      1/24/89       -11.80%        -4.21%         6.39%          7.44%         7.13%
Franklin Rising Dividends Securities*      1/27/92       -15.31%         6.46%        13.93%             NA         8.24%
Franklin Small Cap                         11/1/95        89.85%        29.44%            NA             NA        28.28%
Franklin U.S. Government*                  3/14/89        -6.67%         2.93%         5.93%          5.87%         5.82%
Franklin Value Securities                   5/1/98        -4.11%            NA            NA             NA       -16.74%
Franklin Zero Coupon - 2000                3/14/89        -2.71%         3.63%         6.32%          6.66%         7.05%
Franklin Zero Coupon - 2005                3/14/89       -11.54%         3.42%         7.46%          7.29%         8.03%
Franklin Zero Coupon - 2010                3/14/89       -17.81%         3.16%         8.56%          7.65%         8.44%
Mutual Discovery Securities                11/8/96        17.69%         9.71%            NA             NA        10.10%
Mutual Shares Securities                   11/8/96         7.48%         7.90%            NA             NA         8.90%
Templeton Asset Strategy*                   5/1/95         1.68%         4.05%            NA             NA         7.98%
Templeton Developing Markets Securities*   3/15/94        48.14%         1.16%         5.05%             NA         3.36%
Templeton Global Income Securities         1/24/89       -11.45%        -1.13%         3.77%          4.32%         4.69%
Templeton Growth Securities*               3/15/94        15.01%        12.14%        13.67%             NA        12.09%
Templeton International Securities*        1/27/92        20.52%        12.03%        13.49%             NA        11.01%
Templeton International Smaller Companies   5/1/96        17.83%         0.04%            NA             NA         3.34%
Templeton Pacific Growth Securities*       1/27/92        30.77%       -10.98%        -3.34%             NA         1.02%

*The fund name changed since the last Statement of Additional Information update as of the effective date listed below:

   Current Name                                    Previous Name                               Effective Date
   ----------------------------------------------------------------------------------------------------------
   Franklin Global Communications Securities Fund  Franklin Global Utilities Securities Fund     11-15-1999
   Franklin Growth and Income Securities Fund      Franklin Growth and Income Fund               05-01-2000
   Franklin Large Cap Growth Securities Fund       Franklin Capital Growth Fund                  12-15-1999
   Franklin Real Estate Fund                       Franklin Real Estate Securities Fund          11-15-1999
   Franklin Rising Dividends Securities Fund       Franklin Rising Dividends Fund                11-15-1999
   Franklin U.S. Government Fund                   Franklin U.S. Government Securities Fund      11-15-1999
   Templeton Asset Strategy Fund                   Templeton Global Asset Allocation Fund        05-01-2000
   Templeton Developing Markets Securities Fund    Templeton Developing Markets Equity Fund      05-01-2000
   Templeton Growth Securities Fund                Templeton Global Growth Fund                  05-01-2000
   Templeton International Securities Fund         Templeton International Equity Fund           05-01-2000
   Templeton Pacific Growth Securities Fund        Templeton Pacific Growth Fund                 05-01-2000

There is no performance shown for the AIM V.I. Growth, Alger American Growth, Alger American Leveraged AllCap,  Franklin
S&P 500 Index,  USAllianz VIP  Diversified  Assets,  USAllianz VIP Fixed Income,  and USAllianz VIP Growth  Sub-Accounts
because they were first offered under the Contract on November 12, 1999.

The Franklin Aggressive Growth Securities and Franklin Technology Securities Sub-Accounts commenced operations on May 1,
2000.


Non-Standardized Total Return

Total Return for the period ended December 31, 1999:  Without contingent  deferred sales charge or contract  maintenance charge

                                                                       Annual Total Return
---------------------------------------------------------------------------------------------------------------------------
                                         Sub-Account
                                          Inception         One          Three         Five           Ten           Since
Variable Option                             Date           Year          Year          Year          Year         Inception
---------------------------------------------------------------------------------------------------------------------------
Franklin Global Communications Securities* 1/24/89        37.48%        23.51%        20.84%         12.48%        13.23%
Franklin Global Health Care Securities      5/1/98        -9.38%            NA            NA             NA        -2.32%
Franklin Growth and Income Securities*     1/24/89        -0.30%        10.29%        14.62%          9.89%         9.18%
Franklin High Income                       1/24/89        -1.46%         2.56%         7.43%          7.63%         6.97%
Franklin Income Securities                 1/24/89        -3.18%         3.86%         8.21%          8.47%         8.46%
Franklin Large Cap Growth Securities*       5/1/96        29.82%        21.57%            NA             NA        21.16%
Franklin Money Market                      1/24/89         3.30%         3.61%         3.76%          3.40%         3.69%
Franklin Natural Resources Securities      1/24/89        30.41%        -8.48%        -4.52%         -0.99%         0.95%
Franklin Real Estate*                      1/24/89        -7.45%        -3.32%         6.52%          7.51%         7.20%
Franklin Rising Dividends Securities*      1/27/92       -10.96%         7.19%        14.05%             NA         8.32%
Franklin Small Cap                         11/1/95        94.20%        29.97%            NA             NA        28.41%
Franklin U.S. Government*                  3/14/89        -2.32%         3.71%         6.07%          5.94%         5.90%
Franklin Value Securities                   5/1/98         0.24%            NA            NA             NA       -14.26%
Franklin Zero Coupon - 2000                3/14/89         1.64%         4.40%         6.46%          6.73%         7.12%
Franklin Zero Coupon - 2005                3/14/89        -7.19%         4.19%         7.59%          7.36%         8.10%
Franklin Zero Coupon - 2010                3/14/89       -13.46%         3.93%         8.69%          7.72%         8.51%
Mutual Discovery Securities                11/8/96        22.04%        10.41%            NA             NA        10.53%
Mutual Shares Securities                   11/8/96        11.83%         8.62%            NA             NA         9.33%
Templeton Asset Strategy*                   5/1/95         6.03%         4.81%            NA             NA         8.13%
Templeton Developing Markets Securities*   3/15/94        52.49%         1.99%         5.21%             NA         3.47%
Templeton Global Income Securities         1/24/89        -7.10%        -0.29%         3.92%          4.40%         4.76%
Templeton Growth Securities*               3/15/94        19.36%        12.81%        13.80%             NA        12.17%
Templeton International Securities*        1/27/92        24.87%        12.70%        13.61%             NA        11.09%
Templeton International Smaller Companies   5/1/96        22.18%         0.88%            NA             NA         3.74%
Templeton Pacific Growth Securities*       1/27/92        35.12%        -9.92%        -3.14%             NA         1.11%

*The fund name changed since the last Statement of Additional Information update as of the effective date listed below:

   Current Name                                    Previous Name                               Effective Date
   ----------------------------------------------------------------------------------------------------------
   Franklin Global Communications Securities Fund  Franklin Global Utilities Securities Fund     11-15-1999
   Franklin Growth and Income Securities Fund      Franklin Growth and Income Fund               05-01-2000
   Franklin Large Cap Growth Securities Fund       Franklin Capital Growth Fund                  12-15-1999
   Franklin Real Estate Fund                       Franklin Real Estate Securities Fund          11-15-1999
   Franklin Rising Dividends Securities Fund       Franklin Rising Dividends Fund                11-15-1999
   Franklin U.S. Government Fund                   Franklin U.S. Government Securities Fund      11-15-1999
   Templeton Asset Strategy Fund                   Templeton Global Asset Allocation Fund        05-01-2000
   Templeton Developing Markets Securities Fund    Templeton Developing Markets Equity Fund      05-01-2000
   Templeton Growth Securities Fund                Templeton Global Growth Fund                  05-01-2000
   Templeton International Securities Fund         Templeton International Equity Fund           05-01-2000
   Templeton Pacific Growth Securities Fund        Templeton Pacific Growth Fund                 05-01-2000


There is no performance shown for the AIM V.I. Growth, Alger American Growth, Alger American Leveraged AllCap,  Franklin
S&P 500 Index,  USAllianz VIP  Diversified  Assets,  USAllianz VIP Fixed Income,  and USAllianz VIP Growth  Sub-Accounts
because they were first offered under the Contract on November 12, 1999.

The Franklin Aggressive Growth Securities and Franklin Technology Securities Sub-Accounts commenced operations on May 1,
2000.

You should note that  investment  results will fluctuate over time, and any  presentation of total return for any period should not be considered  as a  representation  of what an  investment  may earn or what your total return may be in any future period.

Federal Tax Status
--------------------------------------------------------------------------------

Note: The following description is based upon the Company's understanding of current federal income tax law applicable to annuities in general. The Company cannot predict the probability that any changes in such laws will be made. Purchasers are cautioned to seek competent tax advice regarding the possibility of such changes. The Company does not guarantee the tax status of the Contracts. Purchasers bear the complete risk that the Contracts may not be treated as "annuity contracts" under federal income tax laws. It should be further understood that the following discussion is not exhaustive and that special rules not described herein may be applicable in certain situations. Moreover, no attempt has been made to consider any applicable state or other tax laws.

General

Section 72 of the Internal Revenue Code of 1986, as amended ("Code") governs taxation of annuities in general. A Contract Owner is not taxed on increases in the value of a Contract until distribution occurs, either in the form of a lump sum payment or as annuity payments under the Annuity Option elected. For a lump sum payment received as a total surrender (total redemption) or death benefit, the recipient is taxed on the portion of the payment that exceeds the cost basis of the Contract. For Non-Qualified Contracts, this cost basis is generally the purchase payments, while for Qualified Contracts there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates.

For annuity payments, a portion of each payment in excess of an exclusion amount is includible in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (adjusted for any period certain or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the Contract has been recovered (i.e. when the total of the excludible amounts equal the investment in the Contract) are fully taxable. The taxable portion is taxed at ordinary income rates. For certain types of Qualified Plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code. Contract Owners, annuitants and beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from the Company, and its operations form a part of the Company.

Diversification

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"). Disqualification of the Contract as an annuity contract would result in imposition of federal income tax to the Contract Owner with respect to earnings allocable to the Contract prior to the receipt of payments under the Contract. The Code contains a safe harbor provision which provides that annuity contracts such as the Contracts meet the diversification requirements if, as of the end of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than fifty-five percent (55%) of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

On March 2, 1989, the Treasury Department issued regulations (Treas. Reg. 1.817-5) which established diversification requirements for the investment portfolios underlying variable contracts such as the Contracts. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the regulations, an investment portfolio will be deemed adequately diversified if: (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments.

The Code provides that for purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

The Company intends that all Portfolios underlying the Contracts will be managed
by  the  investment   advisers  in  such  a  manner  as  to  comply  with  these diversification requirements.

The Treasury Department has indicated that the diversification Regulations do not provide guidance regarding the circumstances in which Contract Owner control of the investments of the Separate Account will cause the Contract Owner to be treated as the owner of the assets of the Separate Account, thereby resulting in the loss of favorable tax treatment for the Contract. At this time it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance.

The amount of Contract Owner control which may be exercised under the Contract is different in some respects from the situations addressed in published rulings issued by the Internal Revenue Service in which it was held that the policy owner was not the owner of the assets of the separate account. It is unknown whether these differences, such as the Contract Owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the Contract Owner to be considered as the owner of the assets of the Separate Account resulting in the imposition of federal income tax to the Contract Owner with respect to earnings allocable to the Contract prior to receipt of payments under the Contract.

In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling will generally be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the Contract Owner being retroactively determined to be the owner of the assets of the Separate Account. Due to the uncertainty in this area, the Company reserves the right to modify the Contract in an attempt to maintain favorable tax treatment.

Multiple Contracts

The Code provides that multiple non-qualified annuity contracts which are issued within a calendar year period to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences, including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a
Section 1035 exchange will be considered issued in the year of the exchange. Contract Owners should consult a tax adviser prior to purchasing more than one non-qualified annuity contract in any calendar year period.

Contracts Owned by Other than Natural Persons

Under Section 72(u) of the Code, the investment earnings on purchase payments for the Contracts will be taxed currently to the Contract Owner if the Owner is a non-natural person, e.g., a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to Contracts held by a trust or other entity as an agent for a natural person nor to Contracts held by qualified plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

Tax Treatment of Assignments

An assignment or pledge of a Contract may be a taxable event. Contract Owners should therefore consult competent tax advisers should they wish to assign or pledge their Contracts.

Death Benefits

Any death benefits paid under the Contract are taxable to the beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments. Estate taxes may also apply.

Income Tax Withholding

All distributions or the portion thereof which is includible in the gross income of the Contract Owner are subject to federal income tax withholding. Generally, amounts are withheld from periodic payments at the same rate as wages and at the rate of 10% from non-periodic payments. However, the Contract Owner, in most cases, may elect not to have taxes withheld or to have withholding done at a different rate.

Certain  distributions  from  retirement  plans  qualified  under Section 401 or
Section 403(b) of the Code, which are not directly rolled over to another eligible retirement plan or individual retirement account or individual retirement annuity, are subject to a mandatory 20% withholding for federal income tax. The 20% withholding requirement generally does not apply to: (a) a series of substantially equal payments made at least annually for the life or life expectancy of the participant or joint and last survivor expectancy of the participant and a designated beneficiary, or for a specified period of 10 years or more; or (b) distributions which are required minimum distributions; or (c) the portion of the distributions not includible in gross income (i.e. returns of after-tax contributions); or (d) hardship withdrawals. Participants should consult their own tax counsel or other tax adviser regarding withholding requirements.

Tax Treatment of Withdrawals -
Non-Qualified Contracts

Section 72 of the Code governs treatment of distributions from annuity contracts. It provides that if the contract value exceeds the aggregate purchase payments made, any amount withdrawn will be treated as coming first from the earnings and then, only after the income portion is exhausted, as coming from the principal. Withdrawn earnings are includible in gross income. It further provides that a ten percent (10%) penalty will apply to the income portion of any distribution. However, the penalty is not imposed on amounts received: (a) after the taxpayer reaches age 591/2; (b) after the death of the Contract Owner;
(c) if the taxpayer is totally disabled (for this purpose disability is as defined in Section 72(m) (7) of the Code); (d) in a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and his Beneficiary; (e) under an immediate annuity; or (f) which are allocable to purchase payments made prior to August 14, 1982.

With respect to (d) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 591/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

The above information does not apply to Qualified Contracts. However, separate tax withdrawal penalties and restrictions may apply to such Qualified Contracts. (See "Tax Treatment of Withdrawals - Qualified Contracts.")

Qualified Plans

The Contracts offered by the Prospectus are designed to be suitable for use under various types of Qualified Plans. Because of the minimum purchase payment requirements, these Contracts may not be appropriate for some periodic payment retirement plans. Taxation of participants in each Qualified Plan varies with the type of plan and terms and conditions of each specific plan. Contract Owners, annuitants and beneficiaries are cautioned that benefits under a Qualified Plan may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into the Company's administrative procedures. The Company is not bound by the terms and conditions of such plans to the extent such terms conflict with the terms of a Contract, unless the Company specifically consents to be bound. Contract Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law.

A Qualified Contract will not provide any necessary or additional tax deferral if it is used to fund a Qualified Plan that is tax deferred. However, the Contract has features and benefits other than tax deferral that may make it an appropriate investment for a Qualified Plan. Following are general descriptions of the types of Qualified Plans with which the Contracts may be used. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding Qualified Plans are very complex and will have differing applications, depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a Contract issued under a Qualified Plan.

On July 6, 1983, the Supreme Court decided in Arizona Governing Committee v. Norris that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The Contracts sold by the Insurance Company in connection with Qualified Plans will utilize annuity tables which do not differentiate on the basis of sex. Such annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.

Contracts issued pursuant to Qualified Plans include special provisions restricting Contract provisions that may otherwise be available and described in this Statement of Additional Information. Generally, Contracts issued pursuant to Qualified Plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to withdrawals from Qualified Contracts. (See "Tax Treatment of Withdrawals - Qualified Contracts.")

A Qualified Contract will not provide any necessary or additional Tax Deferral if it is used to fund a Qualified Plan that is tax deferred. However, the Contract has features and benefits other than Tax Deferral that may make it an appropriate investment for a Qualified Plan. You should consult your tax adviser regarding these features and benefits prior to purchasing a Qualified Contract.

a. Tax-Sheltered Annuities

Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, educational and scientific organizations described in Section 501(c) (3) of the Code. These qualifying employers may make contributions to the Contracts for the benefit of their employees. Such contributions are not includible in the gross income of the employee until the employee receives distributions from the Contract. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. (See "Tax Treatment of Withdrawals - Qualified Contracts" and "Tax-Sheltered Annuities - Withdrawal Limitations.") Employee loans are not allowed under these Contracts. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.

b. Individual Retirement Annuities

Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which may be deductible from the individual's taxable income. These IRAs are subject to limitations on eligibility, contributions, transferability and distributions. (See "Tax Treatment of Withdrawals - Qualified Contracts.") Under certain conditions, distributions from other IRAs and other Qualified Plans may be rolled over or transferred on a tax-deferred basis into an IRA. Sales of Contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of Contracts to be qualified as Individual Retirement Annuities should obtain competent tax advice as to the tax treatment and suitability of such an investment.

Roth IRAs

Section 408A of the Code provides that beginning in 1998, individuals may purchase a new type of non-deductible IRA, known as a Roth IRA. Purchase payments for a Roth IRA are limited to a maximum of $2,000 per year and are not deductible from taxable income. Lower maximum limitations apply to individuals with adjusted gross incomes between $95,000 and $110,000 in the case of single taxpayers, between $150,000 and $160,000 in the case of married taxpayers filing joint returns, and between $0 and $10,000 in the case of married taxpayers filing separately. An overall $2,000 annual limitation continues to apply to all of a taxpayer's IRA contributions, including Roth IRA and non-Roth IRAs.

Qualified distributions from Roth IRAs are free from federal income tax. A qualified distribution requires that an individual has held the Roth IRA for at least five years and, in addition, that the distribution is made either after the individual reaches age 591/2, on the individual's death or disability, or as a qualified first-time home purchase, subject to a $10,000 lifetime maximum, for the individual, a spouse, child, grandchild, or ancestor. Any distribution which is not a qualified distribution is taxable to the extent of earnings in the distribution. Distributions are treated as made from contributions first and therefore no distributions are taxable until distributions exceed the amount of contributions to the Roth IRA. The 10% penalty tax and the regular IRA exceptions to the 10% penalty tax apply to taxable distributions from a Roth IRA.

Amounts may be rolled over from one Roth IRA to another Roth IRA. Furthermore, an individual may make a rollover contribution from a non-Roth IRA to a Roth IRA, unless the individual has adjusted gross income over $100,000 or the individual is a married taxpayer filing a separate return. The individual must pay tax on any portion of the IRA being rolled over that represents income or a previously deductible IRA contribution. However, for rollovers in 1998, the individual may pay that tax ratably over the four taxable year periods beginning with tax year 1998.

Purchasers of Contracts to be qualified as a Roth IRA should obtain competent tax advice as to the tax treatment and suitability of such an investment.

c. Pension and Profit-Sharing Plans

Sections 401(a) and 401(k) of the Code permit employers, including self-employed individuals, to establish various types of retirement plans for employees. These retirement plans may permit the purchase of the Contracts to provide benefits under the Plan. Contributions to the Plan for the benefit of employees will not be includible in the gross income of the employee until distributed from the Plan. The tax consequences to participants may vary, depending upon the particular Plan design. However, the Code places limitations and restrictions on all Plans, including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions and withdrawals. Participant loans are not allowed under the Contracts purchased in connection with these Plans. (See "Tax Treatment of Withdrawals - Qualified Contracts.") Purchasers of Contracts for use with Pension or Profit-Sharing Plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

Tax Treatment of Withdrawals -
Qualified Contracts

In the case of a withdrawal under a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a Qualified Contract. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including Contracts issued and qualified under Code Sections 401 (Pension and Profit-Sharing Plans), 403(b) (Tax-Sheltered Annuities) and 408 and 408A (Individual Retirement Annuities). To the extent amounts are not includible in gross income because they have been properly rolled over to an IRA or to another eligible Qualified Plan, no tax penalty will be imposed. The tax penalty will not apply to the following distributions: (a) if distribution is made on or after the date on which the Contract Owner or Annuitant (as applicable) reaches age 591/2; (b) distributions following the death or disability of the Contract Owner or Annuitant (as applicable) (for this purpose disability is as defined in Section 72(m) (7) of the Code); (c) after separation from service, distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the Contract Owner or Annuitant (as applicable) or the joint lives (or joint life expectancies) of such Contract Owner or Annuitant (as applicable) and his or her designated beneficiary; (d) distributions to a Contract Owner or Annuitant (as applicable) who has separated from service after he or she has attained age 55; (e) distributions made to the Contract Owner or Annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the Contract Owner or Annuitant (as applicable) for amounts paid during the taxable year for medical care; (f) distributions made to an alternate payee pursuant to a qualified domestic relations order; (g) distributions made on account of an IRS levy upon the Qualified Contract; (h) distributions from an Individual Retirement Annuity for the purchase of medical insurance (as described in Section 213(d) (1) (D) of the Code) for the Contract Owner or Annuitant (as applicable) and his or her spouse and dependents if the Contract Owner or Annuitant (as applicable) has received unemployment compensation for at least 12 weeks (this exception no longer applies after the Contract Owner or Annuitant (as applicable) has been re-employed for at least 60 days); (i) distributions from an Individual Retirement Annuity made to the Owner or Annuitant (as applicable) to the extent such distributions do not exceed the qualified higher education expenses (as defined in Section 72 (t) (7) of the Code) of the Owner or Annuitant (as applicable) for the taxable year; and (j) distributions from an Individual Retirement Annuity made to the Owner or Annuitant (as applicable) which are qualified first-time home buyer distributions (as defined in Section 72 (t) (8) of the Code). The exceptions stated in items (d) and (f) above do not apply in the case of an Individual Retirement Annuity. The exception stated in item (c) applies to an Individual Retirement Annuity without the requirement that there be a separation from service.

With respect to (c) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 591/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

Generally, distributions from a Qualified Plan must commence no later than April 1 of the calendar year following the later of: (a) the year in which the employee attains age 701/2, or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to an Individual Retirement Annuity. Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.

Tax-Sheltered Annuities -
Withdrawal Limitations

The Code limits the withdrawal of amounts attributable to contributions made pursuant to a salary reduction agreement (as defined in Section 403 (b) (11) of the Code) to circumstances only when the Contract Owner: (1) attains age 59 1/2;
(2) separates from service; (3) dies; (4) becomes disabled (within the meaning of Section 72 (m) (7) of the Code); or (5) in the case of hardship. However, withdrawals for hardship are restricted to the portion of the Contract Owner's Contract Value which represents contributions by the Contract Owner and does not include any investment results. The limitations on withdrawals became effective on January 1, 1989 and apply only to salary reduction contributions made after December 31, 1988, and to income attributable to such contributions and to income attributable to amounts held as of December 31, 1988. The limitations on withdrawals do not affect rollovers and transfers between certain Qualified Plans. Contract Owners should consult their own tax counsel or other tax adviser regarding any distributions.


Annuity Provisions
--------------------------------------------------------------------------------

Variable Annuity Payout

A variable annuity is an annuity with payments which:

(1) are not predetermined as to dollar amount; and (2) will vary in amount with the net investment results of the applicable Sub-Account(s) of the Variable Account. At the Income Date, the Contract Value in each Sub-Account will be applied to the applicable Annuity Tables. The Annuity Table used will depend upon the Annuity Option chosen. Both sex distinct and unisex Annuity Tables are utilized by the Company, depending on the state and type of Contract. If, as of the Income Date, the then current Annuity Option rates applicable to this class of Contracts provide a larger income than that guaranteed for the same form of annuity under the Contract, the larger amount will be paid. The dollar amount of annuity payments after the first is determined as follows:

1. The dollar amount of the first annuity payment is divided by the value of an Annuity Unit as of the Income Date. This establishes the number of Annuity Units for each monthly payment. The number of Annuity Units remains fixed during the annuity payment period.

2. The fixed number of Annuity Units is multiplied by the Annuity Unit value for the last Valuation Period of the month preceding the month for which the payment is due. This result is the dollar amount of the payment.

3. The total dollar amount of each Variable  Annuity  variable payout is the sum
of  all  Sub-Account   Variable  Annuity  payments,   reduced  by  the  contract
maintenance charge.

Annuity Unit Value
--------------------------------------------------------------------------------

The value of an Annuity Unit for a Sub-Account is determined (see below) by subtracting (2) from (1), dividing the result by (3) and multiplying the result by .999866337248 (.999866337248 is the daily factor to neutralize the assumed net investment rate of 5% per annum which is built into the annuity rate table) where:

1. is the net result of

   a. the assets of the Sub-Account attributable to the Annuity Units; plus or minus

   b. the cumulative charge or credit for taxes reserved which is determined by the Company to have resulted from the operation of the Sub-Account;

2. is the cumulative unpaid charge for the Mortality and Expense Risk Charge and for the Administrative Expense Charge; and

3. is  the  number of  Annuity  Units outstanding  at the end of  the  Valuation
   Period.

The value of an Annuity Unit may increase or decrease from Valuation Period to Valuation Period.


Fixed Annuity Payout

A fixed annuity is an annuity with payments which are guaranteed as to dollar amount by the Company and do not vary with the investment experience of the Variable Account. The Fixed Option value on the day immediately preceding the Annuity Date will be used to determine the Fixed Annuity monthly payment. The monthly Annuity Payment will be based upon the Contract Value at the time of annuitization, the Annuity Option selected, the age of the annuitant and any joint annuitant and the sex of the annuitant and any joint annuitant where allowed.


Financial  Statements
--------------------------------------------------------------------------------

The audited financial statements of the Company as of and for the year ended December 31, 1999, included herein should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts. The audited financial statements of the Separate Account as of and for the year ended December 31, 1999 are also included herein.

                        PREFERRED LIFE VARIABLE ACCOUNT C
                                       of
                  PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
                              Financial Statements
                                December 31, 1999

PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

INDEPENDENT AUDITORS' REPORT


The Board of Directors of Preferred Life Insurance Company of New York and Contract Owners of Preferred Life Variable Account C:



We have audited the accompanying statements of assets and liabilities of the sub-accounts of Preferred Life Variable Account C as of December 31, 1999, the related statements of operations for the year then ended and the statements of changes in net assets for each of the years in the two-years then ended. These financial statements are the responsibility of the Variable Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investment securities held in custody for the benefit of the Variable Account were confirmed to us by AIM Variable Insurance Funds, Inc., The Alger American Fund, Franklin Templeton Variable Insurance Products Trust, and USAllianz Variable Insurance Products Trust. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the assets and liabilities of the sub-accounts of Preferred Life Variable Account C at December 31, 1999, the results of their operations for the year then ended and the changes in their net assets for each of the years in the two-years then ended, in conformity with generally accepted accounting principles.





                                           KPMG LLP





Minneapolis, Minnesota
February 4, 2000

                                                                                                            Variable Life Prospectus
PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

FINANCIAL STATEMENTS

Statements of Assets and Liabilities
December 31, 1999
(In thousands)
                                                               ALGER      ALGER      FRANKLIN GLOBAL FRANKLIN     FRANKLIN  FRANKLIN
                                                     AIM     AMERICAN   AMERICAN     COMMUNICATIONS GLOBAL HEALTH GROWTH AND  HIGH
                                                  VI GROWTH   GROWTH LEVERAGED ALLCAP  SECURITIES  CARE SECURITIES INCOME    INCOME
                                                     FUND      FUND       FUND             FUND        FUND         FUND      FUND
------------------------------------------------------------------------------------------------------------------------------------
Investments at net asset value:
  AIM VI Growth Fund,
   12 shares, cost $389                             $401          -          -                 -           -            -         -
  Alger American Growth Fund,
   7 shares, cost $459                                 -        479          -                 -           -            -         -
  Alger American Leveraged AllCap Fund,
   4 shares, cost $221                                 -          -        225                 -           -            -         -
  Franklin Global Communications Securities Fund,
   3,303 shares, cost $56,564                          -          -          -            82,114           -            -         -
  Franklin Global Health Care Securities Fund,
   66 shares, cost $612                                -          -          -                 -         652            -         -
  Franklin Growth and Income Fund,
   4,791 shares, cost $79,903                          -          -          -                 -           -       85,186         -
  Franklin High Income Fund,
   2,839 shares, cost $36,092                          -          -          -                 -           -            -    27,996
------------------------------------------------------------------------------------------------------------------------------------
       Total assets                                  401        479        225            82,114         652       85,186    27,996
------------------------------------------------------------------------------------------------------------------------------------
Liabilities:
 Accrued mortality and expense risk charges
   - Valuemark II                                      -          -          -              (23)           3            3        3
 Accrued mortality and expense risk charges
   - Valuemark IV                                      -          -          -                5            2            5        5
 Accrued administrative charges - Valuemark II         -          -          -               (3)           -            1        -
 Accrued administrative charges - Valuemark IV         -          -          -                1            -            1        1
------------------------------------------------------------------------------------------------------------------------------------
       Total liabilities                               -          -          -              (20)           5           10        9
------------------------------------------------------------------------------------------------------------------------------------
       Net assets                                   $401        479        225            82,134         647       85,176    27,987
------------------------------------------------------------------------------------------------------------------------------------
Contract owners' equity:
 Contracts in accumulation period - Valuemark II     397        391        225            81,263         450       83,242    26,674
 Contracts in accumulation period - Valuemark IV       4         88          -               792         197        1,929     1,313
 Contracts in annuity payment period (note 2)          -          -          -                79           -            5         -
------------------------------------------------------------------------------------------------------------------------------------
       Total contract owners' equity                $401        479        225             82,134        647       85,176    27,987
------------------------------------------------------------------------------------------------------------------------------------

                                            See accompanying  notes to financial statements.

                                                                                                            Variable Life Prospectus
PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

FINANCIAL STATEMENTS

Statements of Assets and Liabilities (cont.)
December 31, 1999
(In thousands)
                                                  FRANKLIN FRANKLIN LARGE  FRANKLIN   FRANKLIN     FRANKLIN   FRANKLIN      FRANKLIN
                                                   INCOME   CAP GROWTH      MONEY  NATURAL RESOURCES REAL  RISING DIVIDENDS S&P 500
                                                 SECURITIES  SECURITIES     MARKET   SECURITIES     ESTATE    SECURITIES     INDEX
                                                    FUND        FUND         FUND       FUND         FUND        FUND         FUND
------------------------------------------------------------------------------------------------------------------------------------
Investments at net asset value:
  Franklin Income Securities Fund,
   3,816 shares, cost $59,166                       $56,057          -            -         -             -           -          -
  Franklin Large Cap Growth Securities Fund,
   1,341 shares, cost $20,060                             -     28,266            -         -             -           -          -
  Franklin Money Market Fund,
   25,200 shares, cost $25,200                            -          -       25,200         -             -           -          -
  Franklin Natural Resources Securities Fund,
   285 shares, cost $3,684                                -          -            -     3,120             -           -          -
  Franklin Real Estate Fund,
   674 shares, cost $12,103                               -          -            -         -        10,053           -          -
  Franklin Rising Dividends Securities Fund,
   3,159 shares, cost $43,788                             -          -            -         -             -      42,990          -
  Franklin S&P 500 Index Fund,
   46 shares, cost $477                                   -          -            -         -             -           -        487
------------------------------------------------------------------------------------------------------------------------------------
       Total assets                                  56,057     28,266       25,200     3,120        10,053      42,990        487
------------------------------------------------------------------------------------------------------------------------------------
Liabilities:
 Accrued mortality and expense risk charges
   - Valuemark II                                         4          3            2         3             2           4          1
 Accrued mortality and expense risk charges
   - Valuemark IV                                         5          5            5         2             1           5          -
 Accrued administrative charges - Valuemark II            1          -            -         -             -           1          -
 Accrued administrative charges - Valuemark IV            1          1            1         -             -           1          -
------------------------------------------------------------------------------------------------------------------------------------
       Total liabilities                                 11          9            8         5             3          11          1
------------------------------------------------------------------------------------------------------------------------------------
       Net assets                                   $56,046     28,257        25,192    3,115        10,050      42,979        486
------------------------------------------------------------------------------------------------------------------------------------
Contract owners' equity:
 Contracts in accumulation period - Valuemark II     54,683     26,784        23,673    2,983         9,946      41,590        486
 Contracts in accumulation period - Valuemark IV      1,318      1,473         1,519      132           104       1,353          -
 Contracts in annuity payment period (note 2)            45          -             -        -             -          36          -
------------------------------------------------------------------------------------------------------------------------------------
       Total contract owners' equity                $56,046     28,257        25,192    3,115        10,050      42,979        486
------------------------------------------------------------------------------------------------------------------------------------

                                            See accompanying  notes to financial statements.

                                                                                                            Variable Life Prospectus
PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

FINANCIAL STATEMENTS (CONTINUED)

Statements of Assets and Liabilities (cont.)
December 31, 1999
(In thousands)
                                                          FRANKLIN  FRANKLIN                                          MUTUAL
                                                FRANKLIN     U.S.     VALUE     FRANKLIN     FRANKLIN    FRANKLIN    DISCOVERY
                                               SMALL CAP GOVERNMENT SECURITIES ZERO COUPON  ZERO COUPON ZERO COUPON SECURITIES
                                                  FUND      FUND      FUND     FUND - 2000  FUND - 2005 FUND - 2010    FUND
------------------------------------------------------------------------------------------------------------------------------------
Investments at net asset value:
  Franklin Small Cap Fund,
   854 shares, cost $12,635                      $22,945        -        -           -            -           -             -
  Franklin U.S. Government Fund,
   4,546 shares, cost $60,110                          -   53,550        -           -            -           -             -
  Franklin Value Securities Fund,
   85 shares, cost $653                                -        -      674           -            -           -             -
  Franklin Zero Coupon Fund - 2000
   890 shares, cost $12,651                            -        -        -      11,186            -           -             -
  Franklin Zero Coupon Fund - 2005
   420 shares, cost $6,589                             -        -        -           -        6,098           -             -
  Franklin Zero Coupon Fund - 2010
   349 shares, cost $5,685                             -        -        -           -            -       4,932             -
  Mutual Discovery Securities Fund
   854 shares, cost $10,083                            -        -        -           -            -           -        11,587
------------------------------------------------------------------------------------------------------------------------------------
       Total assets                               22,945    53,550      674     11,186        6,098       4,932        11,587
------------------------------------------------------------------------------------------------------------------------------------
Liabilities:
 Accrued mortality and expense risk charges
   - Valuemark II                                      3         3        1          3            3           4             2
 Accrued mortality and expense risk charges
   - Valuemark IV                                      5         5        5          3            1           2             5
 Accrued administrative charges - Valuemark II         -         1        -          -            -           -             -
 Accrued administrative charges - Valuemark IV         1         1        1          -            -           -             1
------------------------------------------------------------------------------------------------------------------------------------
       Total liabilities                               9        10        7          6            4           6             8
------------------------------------------------------------------------------------------------------------------------------------
       Net assets                                 $22,936   53,540      667     11,180        6,094       4,926         11,579
------------------------------------------------------------------------------------------------------------------------------------
Contract owners' equity:
 Contracts in accumulation period
   - Valuemark II                                  22,163   51,251      261     10,887        6,008       4,745         11,073
 Contracts in accumulation period
   - Valuemark IV                                     773    2,289      406        293           86         181            506
 Contracts in annuity payment period (note 2)           -        -        -          -            -           -              -
------------------------------------------------------------------------------------------------------------------------------------
       Total contract owners' equity              $22,936   53,540      667     11,180        6,094       4,926         11,579
------------------------------------------------------------------------------------------------------------------------------------

                                            See accompanying  notes to financial statements.

                                                                 4

PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

FINANCIAL STATEMENTS (CONTINUED)

Statements of Assets and Liabilities (cont.)
December 31, 1999
(In thousands)
                                                                                                                          TEMPLETON
                                                 MUTUAL      TEMPLETON   TEMPLETON  TEMPLETON  TEMPLETON    TEMPLETON  INTERNATIONAL
                                                 SHARES     DEVELOPING  GLOBAL ASSET GLOBAL  GLOBAL INCOME INTERNATIONAL   SMALLER
                                               SECURITIES MARKETS EQUITY ALLOCATION  GROWTH  SECURITIES        EQUITY     COMPANIES
                                                  FUND         FUND         FUND      FUND       FUND           FUND         FUND
------------------------------------------------------------------------------------------------------------------------------------
Investments at net asset value:
  Mutual Shares Securities Fund,
   2,023 shares, cost $23,843                   $26,768          -             -           -          -            -            -
  Templeton Developing Markets Equity Fund,
   728 shares, cost $7,353                            -      7,632             -           -          -            -            -
  Templeton Global Asset Allocation Fund,
   284 shares, cost $3,485                            -          -         3,355           -          -            -            -
  Templeton Global Growth Fund,
   2,430 shares, cost $31,938                         -          -             -      37,987          -            -            -
  Templeton Global Income Securities Fund,
   824 shares, cost $10,459                           -          -             -           -      9,127            -            -
  Templeton International Equity Fund,
   2,628 shares, cost $37,268                         -          -             -           -          -       47,173            -
  Templeton International Smaller Companies Fund,
   109 shares, cost $1,211                            -          -             -           -          -            -        1,206
------------------------------------------------------------------------------------------------------------------------------------
       Total assets                              26,768      7,632         3,355      37,987      9,127       47,173        1,206
------------------------------------------------------------------------------------------------------------------------------------
Liabilities:
 Accrued mortality and expense risk charges
   - Valuemark II                                     2          2             3           2          3            2            3
 Accrued mortality and expense risk charges
   - Valuemark IV                                     5          1             1           5          1            5            1
 Accrued administrative charges
   - Valuemark II                                     -          -             -           -          -            1            -
 Accrued administrative charges
   - Valuemark IV                                     1          -             -           1          -            1            -
------------------------------------------------------------------------------------------------------------------------------------
       Total liabilities                              8          3             4           8          4            9            4
------------------------------------------------------------------------------------------------------------------------------------
       Net assets                               $26,760      7,629         3,351      37,979      9,123       47,164        1,202
------------------------------------------------------------------------------------------------------------------------------------
Contract owners' equity:
 Contracts in accumulation period
   - Valuemark II                                24,866      7,494         3,294      36,188      9,013       46,821        1,155
 Contracts in accumulation period
   - Valuemark IV                                 1,894        135            57       1,791        110          343           47
 Contracts in annuity payment period (note 2)         -          -             -           -          -            -            -
------------------------------------------------------------------------------------------------------------------------------------
       Total contract owners' equity            $26,760      7,629         3,351      37,979      9,123       47,164        1,202
------------------------------------------------------------------------------------------------------------------------------------

                                            See accompanying  notes to financial statements.

                                                                                                         Variable Life Prospectus  5
PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

FINANCIAL STATEMENTS (CONTINUED)

Statements of Assets and Liabilities (cont.)
December 31, 1999
(In thousands)
                                                                                      USALLIANZ     USALLIANZ
                                                                       TEMPLETON   VIP DIVERSIFIED  VIP FIXED   USALLIANZ   TOTAL
                                                                    PACIFIC GROWTH      ASSETS       INCOME    VIP GROWTH    ALL
                                                                         FUND            FUND         FUND        FUND      FUNDS
------------------------------------------------------------------------------------------------------------------------------------
Investments at net asset value:
  Templeton Pacific Growth Fund,
   715 shares, cost $7,735                                              $7,286             -            -         -
  USAllianz VIP Diversified Assets Fund,
   0 shares, cost $2                                                         -             2            -         -
  USAllianz VIP Fixed Income Fund,
   0 shares, cost $0                                                         -             -            -         -
  USAllianz VIP Growth Fund,
   0 shares, cost $0                                                         -             -            -         -
------------------------------------------------------------------------------------------------------------------------------------
        Total assets                                                     7,286             2            -         -       614,734
------------------------------------------------------------------------------------------------------------------------------------
Liabilities:
 Accrued mortality and expense risk charges - Valuemark II                   3             -            -         -            44
 Accrued mortality and expense risk charges - Valuemark IV                   1             -            -         -            86
 Accrued administrative charges - Valuemark II                               -             -            -         -             2
 Accrued administrative charges - Valuemark IV                               -             -            -         -            14
------------------------------------------------------------------------------------------------------------------------------------
        Total liabilities                                                    4             -            -         -           146
------------------------------------------------------------------------------------------------------------------------------------
        Net assets                                                      $7,282             2            -         -       614,588
------------------------------------------------------------------------------------------------------------------------------------
Contract owners' equity:
 Contracts in accumulation period - Valuemark II                         7,191             2            -         -       595,199
 Contracts in accumulation period - Valuemark IV                            82             -            -         -        19,215
 Contracts in annuity payment period (note 2)                                9             -            -         -           174
------------------------------------------------------------------------------------------------------------------------------------
        Total contract owners' equity                                   $7,282             2            -         -       614,588
------------------------------------------------------------------------------------------------------------------------------------

                                            See accompanying  notes to financial statements.


                                                                 6

PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

FINANCIAL STATEMENTS (CONTINUED)

Statements of Operations
For the year ended December 31, 1999
(In thousands)
                                                                        ALGER     FRANKLIN GLOBAL    FRANKLIN   FRANKLIN
                                             AIM VI       ALGER        AMERICAN    COMMUNICATIONS GLOBAL HEALTH GROWTH AND FRANKLIN
                                             GROWTH AMERICAN GROWTH LEVERAGED ALLCAP SECURITIES  CARE SECURITIES INCOME  HIGH INCOME
                                              FUND        FUND           FUND           FUND           FUND       FUND       FUND
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividends reinvested in fund shares           $1          -               -            2,766            2        3,782      7,537
------------------------------------------------------------------------------------------------------------------------------------
Expenses:
 Mortality and expense risk charges
   - Valuemark II                               -          -               -              905            6        1,243        406
 Mortality and expense risk charges
   - Valuemark IV                               -          -               -                5            2           18         14
 Administrative charges - Valuemark II          -          -               -              109            1          149         49
 Administrative charges - Valuemark IV          -          -               -                1            -            2          2
------------------------------------------------------------------------------------------------------------------------------------
Total expenses                                  -          -               -            1,020            9        1,412        471
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss), net                   1          -               -            1,746           (7)       2,370      7,066
Realized gains (losses) and unrealized
 appreciation (depreciation) on investments:
 Realized capital gain distributions on
   mutual funds                                 9          -               -            6,699            -       10,544      1,093
 Realized gains (losses) on sales of
   investments, net                             -          -               9            4,362          (69)       5,107     (1,077)
------------------------------------------------------------------------------------------------------------------------------------
Realized gains (losses) on investments, net     9          -               9           11,061          (69)      15,651         16
------------------------------------------------------------------------------------------------------------------------------------
 Net change in unrealized appreciation
  (depreciation) on investments                13         20               4           10,895            6      (17,772)    (7,480)
------------------------------------------------------------------------------------------------------------------------------------
  Total realized gains (losses) and unrealized
   appreciation (depreciation) on investments,
    net                                        22         20              13           21,956          (63)      (2,121)    (7,464)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
   operations                                 $23         20              13           23,702          (70)         249       (398)
------------------------------------------------------------------------------------------------------------------------------------

                                            See accompanying  notes to financial statements.

                                                                                                         Variable Life Prospectus  7
PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

FINANCIAL STATEMENTS (CONTINUED)

Statements of Operations (cont.)
For the year ended December 31, 1999
(In thousands)
                                                  FRANKLIN FRANKLIN LARGE        FRANKLIN NATURAL FRANKLIN   FRANKLIN     FRANKLIN
                                                   INCOME   CAP GROWTH   FRANKLIN   RESOURCES       REAL RISING DIVIDENDS  S&P 500
                                                 SECURITIES SECURITIES MONEY MARKET SECURITIES     ESTATE   SECURITIES      INDEX
                                                    FUND       FUND        FUND        FUND         FUND       FUND         FUND
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividends reinvested in fund shares              $5,787        103       1,288         49          1,091        882           -
------------------------------------------------------------------------------------------------------------------------------------
Expenses:
 Mortality and expense risk charges - Valuemark II   847        281         340         41            158        671           -
 Mortality and expense risk charges - Valuemark IV    14         14           9          2              1         13           -
 Administrative charges - Valuemark II               102         34          41          5             19         81           -
 Administrative charges - Valuemark IV                 2          2           1          -              -          1           -
------------------------------------------------------------------------------------------------------------------------------------
Total expenses                                       965        331         391         48            178        766           -
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss), net                      4,822      (228)         897          1            913        116           -
Realized gains (losses) and unrealized
 appreciation (depreciation) on investments:
 Realized capital gain distributions on mutual
   funds                                           2,074          -          -           -          1,511      8,832           -
 Realized gains (losses) on sales of investments,
   net                                               847      1,016          -        (770)          (77)      3,058           -
------------------------------------------------------------------------------------------------------------------------------------
Realized gains (losses) on investments, net        2,921      1,016          -        (770)         1,434     11,890           -
------------------------------------------------------------------------------------------------------------------------------------
 Net change in unrealized appreciation
  (depreciation) on investments                  (9,842)      5,588          -        1,633       (3,300)    (18,289)         10
------------------------------------------------------------------------------------------------------------------------------------
  Total realized gains (losses) and unrealized
   appreciation (depreciation) on investments,
   net                                           (6,921)      6,604          -          863       (1,866)     (6,399)         10
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
   operations                                   $(2,099)      6,376        897          864         (953)     (6,283)         10
------------------------------------------------------------------------------------------------------------------------------------

                                            See accompanying  notes to financial statements.


                                                                 8
PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

FINANCIAL STATEMENTS (CONTINUED)

Statements of Operations (cont.)
For the year ended December 31, 1999
(In thousands)
                                                            FRANKLIN   FRANKLIN  FRANKLIN    FRANKLIN    FRANKLIN     MUTUAL
                                                 FRANKLIN     U.S.       VALUE  ZERO COUPON ZERO COUPON ZERO COUPON DISCOVERY
                                                 SMALL CAP GOVERNMENT SECURITIES  - 2000      - 2005      - 2010    SECURITIES
                                                   FUND       FUND       FUND      FUND        FUND        FUND        FUND
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividends reinvested in fund shares                 $68      8,634          1     1,969        859         716         332
------------------------------------------------------------------------------------------------------------------------------------
Expenses:
 Mortality and expense risk charges - Valuemark II   186        770          3       162         92          76         140
 Mortality and expense risk charges - Valuemark IV     7         20          4         3          1           2           5
 Administrative charges - Valuemark II                22         92          -        19         11           9          17
 Administrative charges - Valuemark IV                 1          2          -         -          -           -           1
------------------------------------------------------------------------------------------------------------------------------------
Total expenses                                       216        884          7       184        104          87         163
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss), net                      (148)      7,750        (6)     1,785        755         629         169
Realized gains (losses) and unrealized
 appreciation (depreciation) on investments:
 Realized capital gain distributions
 on mutual funds                                      10          -          -       288         44         176           -
 Realized gains (losses) on sales
 of investments, net                                 478       (66)          4      (65)        106          43          40
------------------------------------------------------------------------------------------------------------------------------------
Realized gains (losses)
 on investments, net                                 488       (66)          4       223        150         219          40
------------------------------------------------------------------------------------------------------------------------------------
 Net change in unrealized appreciation
(depreciation) on investments                     10,634    (9,210)          8   (1,804)    (1,492)     (1,784)       2,050
------------------------------------------------------------------------------------------------------------------------------------
Total realized gains (losses)
 and unrealized appreciation
 (depreciation) on investments, net               11,122    (9,276)         12   (1,581)    (1,342)     (1,565)       2,090
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
 assets from operations                          $10,974    (1,526)          6       204      (587)       (936)       2,259
------------------------------------------------------------------------------------------------------------------------------------

                                            See accompanying  notes to financial statements.


                                                                                                         Variable Life Prospectus  9
PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

FINANCIAL STATEMENTS (CONTINUED)

Statements of Operations (cont.)
For the year ended December 31, 1999
(In thousands)
                                                                                                                         TEMPLETON
                                             MUTUAL      TEMPLETON    TEMPLETON                TEMPLETON    TEMPLETON  INTERNATIONAL
                                             SHARES     DEVELOPING  GLOBAL ASSET TEMPLETON   GLOBAL INCOME INTERNATIONAL  SMALLER
                                           SECURITIES MARKETS EQUITY ALLOCATION GLOBAL GROWTH SECURITIES      EQUITY     COMPANIES
                                              FUND         FUND         FUND        FUND         FUND          FUND        FUND
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividends reinvested in fund shares          $700          137         266         809           942         2,804         32
------------------------------------------------------------------------------------------------------------------------------------
Expenses:
 Mortality and expense risk charges
   - Valuemark II                              324           84          48         443           144           605         14
 Mortality and expense risk charges
   - Valuemark IV                               17            1           1          13             1             4          1
 Administrative charges - Valuemark II          39           10           6          53            17            73          2
 Administrative charges - Valuemark IV           2            -           -           1             -             -          -
------------------------------------------------------------------------------------------------------------------------------------
Total expenses                                 382           95          55         510           162           682         17
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss), net                  318           42         211         299           780         2,122         15
Realized gains (losses) and unrealized
 appreciation (depreciation) on investments:
 Realized capital gain distributions
 on mutual funds                                 -           -          266       3,913             -         1,450          -
 Realized gains (losses) on sales
 of investments, net                           546        (656)         (30)      1,046         (290)         2,715        (47)
------------------------------------------------------------------------------------------------------------------------------------
Realized gains (losses)
 on investments, net                           546        (656)         236       4,959         (290)         4,165        (47)
------------------------------------------------------------------------------------------------------------------------------------
 Net change in unrealized appreciation
(depreciation) on investments                2,130        3,346        (253)      1,167       (1,395)         4,247        245
------------------------------------------------------------------------------------------------------------------------------------
Total realized gains (losses)
 and unrealized appreciation
 (depreciation) on investments, net          2,676        2,690         (17)      6,126       (1,685)         8,412        198
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
 assets from operations                     $2,994        2,732         194       6,425         (905)        10,534        213
------------------------------------------------------------------------------------------------------------------------------------

                                            See accompanying  notes to financial statements.


                                                                10
PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

FINANCIAL STATEMENTS (CONTINUED)

Statements of Operations (cont.)
For the year ended December 31, 1999
(In thousands)
                                                                                   USALLIANZ     USALLIANZ
                                                                      TEMPLETON  VIP DIVERSIFIED VIP FIXED  USALLIANZ   TOTAL
                                                                   PACIFIC GROWTH   ASSETS        INCOME   VIP GROWTH    ALL
                                                                        FUND         FUND          FUND       FUND      FUNDS
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
  Dividends reinvested in fund shares                                      $71         -            -           -      41,628
------------------------------------------------------------------------------------------------------------------------------------
Expenses:
 Mortality and expense risk charges - Valuemark II                          90         -            -           -       8,079
 Mortality and expense risk charges - Valuemark IV                           1         -            -           -         173
 Administrative charges - Valuemark II                                      11         -            -           -         971
 Administrative charges - Valuemark IV                                       -         -            -           -          18
------------------------------------------------------------------------------------------------------------------------------------
Total expenses                                                             102         -            -           -       9,241
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss), net                                             (31)         -            -           -      32,387
Realized gains (losses) and unrealized
 appreciation (depreciation) on investments:
 Realized capital gain distributions
  on mutual funds                                                            -         -            -           -      36,909
 Realized gains (losses) on sales
  of investments, net                                                  (2,409)         -            -         (2)      13,819
------------------------------------------------------------------------------------------------------------------------------------
Realized gains (losses)
 on investments, net                                                   (2,409)         -            -         (2)      50,728
------------------------------------------------------------------------------------------------------------------------------------
 Net change in unrealized appreciation
(depreciation) on investments                                            4,586         -            -           -     (26,039)
------------------------------------------------------------------------------------------------------------------------------------
Total realized gains (losses)
 and unrealized appreciation
 (depreciation) on investments, net                                      2,177         -            -         (2)      24,689
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
 assets from operations                                                 $2,146         -            -         (2)      57,076
------------------------------------------------------------------------------------------------------------------------------------

                                            See accompanying  notes to financial statements.


                                                                                                        Variable Life Prospectus  11
PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

FINANCIAL STATEMENTS (CONTINUED)

Statements of Changes in Net Assets
For the years ended December 31, 1999 and 1998 (In thousands)
                                                                                                        FRANKLIN GLOBAL
                                               AIM VI           ALGER AMERICAN      ALGER AMERICAN      COMMUNICATIONS
                                             GROWTH FUND          GROWTH FUND    LEVERAGED ALLCAP FUND  SECURITIES FUND
------------------------------------------------------------------------------------------------------------------------------------
                                            1999     1998        1999    1998        1999     1998        1999    1998
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net               $1        -           -       -           -        -       1,746   2,287
  Realized gains (losses) on investments, net  9        -           -       -           9        -      11,061   9,083
  Net change in unrealized appreciation
   (depreciation) on investments              13        -          20       -           4        -      10,895  (3,678)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 from operations                              23        -          20       -          13        -      23,702   7,692
------------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark II (note 4):
  Purchase payments                            -        -           -       -           -        -         218   1,613
  Transfers between funds                    396        -         394       -         212        -        (724) (1,689)
  Surrenders and terminations                (22)       -         (22)      -           -        -     (22,559)(22,589)
  Rescissions                                  -        -           -       -           -        -          (8)   (109)
  Other transactions (note 2)                  -        -           -       -           -        -         403      64
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from contract
 transactions - Valuemark II                 374        -         372       -         212        -     (22,670)(22,710)
------------------------------------------------------------------------------------------------------------------------------------
Contract transactions - Valuemark IV (note 4):
  Purchase payments                            -        -           -       -           -        -         504      44
  Transfers between funds                      4        -          87       -           -        -         131      11
  Surrenders and terminations                  -        -           -       -           -        -         (64)     -
  Rescissions                                  -        -           -       -           -        -          (3)     -
  Other transactions (note 2)                  -        -           -       -           -        -           -      -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from contract
 transactions - Valuemark IV                   4        -          87       -           -        -         568      55
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets            401        -         479       -         225        -       1,600 (14,963)
Net assets at beginning of year                -        -           -       -           -        -      80,534  95,497
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                   $401        -         479       -         225        -      82,134  80,534
------------------------------------------------------------------------------------------------------------------------------------

                                            See accompanying  notes to financial statements.


                                                                 12
PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

FINANCIAL STATEMENTS (CONTINUED)

Statements of Changes in Net Assets (cont.)
For the years ended December 31, 1999 and 1998
(In thousands)
                                     FRANKLIN GLOBAL HEALTH CARE FRANKLIN GROWTH AND  FRANKLIN HIGH      FRANKLIN INCOME
                                           SECURITIES FUND         INCOME FUND         INCOME FUND       SECURITIES FUND
------------------------------------------------------------------------------------------------------------------------------------
                                            1999     1998        1999    1998        1999     1998        1999    1998
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net              $(7)       -       2,370   2,168       7,066    3,336       4,822   5,905
  Realized gains (losses) on investments,
    net                                      (69)       1      15,651  13,649          16      314       2,921   3,814
  Net change in unrealized appreciation
   (depreciation) on investments               6       35     (17,772) (8,207)     (7,480)  (3,777)     (9,842) (9,694)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 from operations                             (70)      36         249   7,610        (398)    (127)     (2,099)     25
------------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark II (note 4):
  Purchase payments                            8        1         579   7,159         129    5,061         307   5,484
  Transfers between funds                    376      250        (752)  2,872      (2,280)    (862)     (4,554) (3,061)
  Surrenders and terminations               (158)       -     (29,750)(26,820)     (8,653) (11,159)    (21,120)(20,428)
  Rescissions                                  -        -           -    (167)         (6)     (67)          -    (109)
  Other transactions (note 2)                  -        -         436     253          51       13         190      29
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from contract
 transactions - Valuemark II                 226      251     (29,487)(16,703)    (10,759)  (7,014)    (25,177)(18,085)
------------------------------------------------------------------------------------------------------------------------------------
Contract transactions - Valuemark IV (note 4):
  Purchase payments                          348       77         601     347         366      412         558     257
  Transfers between funds                   (212)       4         983      92         506       91         485      94
  Surrenders and terminations                (13)       -         (88)     (1)        (52)      (1)        (37)     -
  Rescissions                                  -        -           -      (1)          -        -           -      -
  Other transactions (note 2)                  -        -           4       -           -        -           -      -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from contract
 transactions - Valuemark IV                 123       81       1,500     437         820      502       1,006     351
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets            279      368     (27,738) (8,656)    (10,337)  (6,639)    (26,270)(17,709)
Net assets at beginning of year              368        -     112,914 121,570      38,324   44,963      82,316 100,025
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                   $647      368      85,176 112,914      27,987   38,324      56,046  82,316
------------------------------------------------------------------------------------------------------------------------------------

                                           See  accompanying  notes to financial statements.


                                                                                                        Variable Life Prospectus  13
PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

FINANCIAL STATEMENTS (CONTINUED)

Statements of Changes in Net Assets (cont.)
For the years ended December 31, 1999 and 1998
(In thousands)
                                          FRANKLIN LARGE CAP       FRANKLIN    FRANKLIN NATURAL RESOURCES   FRANKLIN
                                        GROWTH SECURITIES FUND MONEY MARKET FUND     SECURITIES FUND    REAL ESTATE FUND
------------------------------------------------------------------------------------------------------------------------------------
                                            1999     1998        1999    1998        1999     1998        1999    1998
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net          $  (228)    (125)        897   1,127           1        4         913     609
  Realized gains (losses) on investments,
   net                                     1,016      287           -       -       (770)     (613)      1,434   1,784
  Net change in unrealized appreciation
   (depreciation) on investments           5,588    1,864           -       -       1,633     (747)     (3,300) (6,791)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 from operations                           6,376    2,026         897   1,127         864   (1,356)       (953) (4,398)
------------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark II (note 4):
  Purchase payments                          360    2,983         393   9,399          12      685          34   1,188
  Transfers between funds                 11,623    4,392       4,341   6,983        (210)    (306)     (2,005) (1,790)
  Surrenders and terminations             (7,116)  (1,877)    (13,569)(15,831)     (1,193)    (787)     (3,480) (5,162)
  Rescissions                                  -      (17)        (39)   (392)          -        -           -     (20)
  Other transactions (note 2)                  5      180         484      22          (1)       1           2     (10)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from contract
 transactions - Valuemark II               4,872    5,661      (8,390)    181      (1,392)    (407)     (5,449) (5,794)
------------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark IV (note 4):
  Purchase payments                          656      206          92     269          61       56          53      30
  Transfers between funds                    338       32       1,256    (104)         (8)       -          24       5
  Surrenders and terminations                (50)       -         (17)      -          (2)       -           -       -
  Rescissions                                (27)       -           -       -           -        -           -       -
  Other transactions (note 2)                  -        -           -       -           -        -           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from contract
 transactions - Valuemark IV                 917      238       1,331     165          51       56          77      35
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets         12,165    7,925      (6,162)  1,473        (477)  (1,707)     (6,325)(10,157)
Net assets at beginning of year           16,092    8,167      31,354  29,881       3,592    5,299      16,375  26,532
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                $28,257   16,092      25,192  31,354       3,115    3,592      10,050  16,375
------------------------------------------------------------------------------------------------------------------------------------

                                            See accompanying  notes to financial statements.

                                                                 14
PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

FINANCIAL STATEMENTS (CONTINUED)

Statements of Changes in Net Assets (cont.)
For the years ended December 31, 1999 and 1998
(In thousands)
                                            FRANKLIN RISING          FRANKLIN            FRANKLIN            FRANKLIN
                                       DIVIDENDS SECURITIES FUND S&P 500 INDEX FUND   SMALL CAP FUND   U.S. GOVERNMENT FUND
------------------------------------------------------------------------------------------------------------------------------------
                                            1999     1998        1999    1998        1999     1998        1999    1998
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net           $  116     (213)          -       -        (148)    (199)      7,750   4,461
  Realized gains (losses) on investments,
   net                                    11,890   12,765           -       -         488      935         (66)    895
  Net change in unrealized appreciation
   depreciation) on investments          (18,289)  (9,268)         10       -      10,634   (1,359)     (9,210)   (812)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 from operations                          (6,283)   3,284          10       -      10,974     (623)     (1,526)  4,544
------------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark II (note 4):
  Purchase payments                          304    7,196           -                 100    2,596         406   3,571
  Transfers between funds                 (3,108)   2,318         521                 962    1,577      (1,792)   (301)
  Surrenders and terminations            (16,637) (15,723)        (45)             (4,320)  (2,847)    (17,946)(22,669)
  Rescissions                                  -     (104)          -                   -      (25)         (2)   (118)
  Other transactions (note 2)                 11      230           -                  10       91          88      31
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from contract
 transactions - Valuemark II             (19,430)  (6,083)        476       -      (3,248)   1,392     (19,246)(19,486)
------------------------------------------------------------------------------------------------------------------------------------
Contract transactions - Valuemark IV (note 4):
  Purchase payments                          778      269           -                 627      106         498     492
  Transfers between funds                    419       58           -                (297)       6       1,403      41
  Surrenders and terminations                (74)       -           -                 (22)      (1)        (97)     -
  Rescissions                                 (3)       -           -                   -        -         (21)     (3)
  Other transactions (note 2)                  3        -           -                   -        -           4      -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from contract
 transactions - Valuemark IV               1,123      327           -       -         308      111       1,787     530
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets        (24,590)  (2,472)        486       -       8,034      880     (18,985)(14,412)
Net assets at beginning of year           67,569   70,041           -       -      14,902   14,022      72,525  86,937
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                $42,979   67,569         486       -      22,936   14,902      53,540  72,525
------------------------------------------------------------------------------------------------------------------------------------

                                            See accompanying  notes to financial statements.


                                                                                                        Variable Life Prospectus  15
PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

FINANCIAL STATEMENTS (CONTINUED)

Statements of Changes in Net Assets (cont.)
For the years ended December 31, 1999 and 1998
(In thousands)
                                            FRANKLIN VALUE  FRANKLIN ZERO COUPON- FRANKLIN ZERO COUPON- FRANKLIN ZERO COUPON-
                                            SECURITIES FUND        2000 FUND            2005 FUND           2010 FUND
------------------------------------------------------------------------------------------------------------------------------------
                                            1999     1998        1999    1998        1999     1998        1999    1998
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net             $ (6)       -       1,785   1,120         755      390         629     327
  Realized gains (losses) on investments, net  4        2         223     502         150      315         219     535
  Net change in unrealized appreciation
   (depreciation) on investments               8       14      (1,804)   (584)     (1,492)     146      (1,784)     23
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 from operations                               6       16         204   1,038        (587)     851        (936)    885
------------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark II (note 4):
  Purchase payments                            7       21          35     345          40    1,287          55     873
  Transfers between funds                    116      115        (565)   (941)       (466)     727        (572)    381
  Surrenders and terminations                 (9)       -      (3,878) (6,689)     (1,788)  (1,750)     (1,422) (1,759)
  Rescissions                                  -        -           -     (10)          -     (180)          -      (7)
  Other transactions (note 2)                  -        -         152      (7)         65       31           9      (4)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from contract
 transactions - Valuemark II                 114      136      (4,256) (7,302)     (2,149)     115      (1,930)   (516)
------------------------------------------------------------------------------------------------------------------------------------
Contract transactions - Valuemark IV (note 4):
  Purchase payments                           72      124          34      27          37       47         157      92
  Transfers between funds                    183       34         208      25           9        4         (40)      -
  Surrenders and terminations                (18)       -          (2)      -          (5)       -          (8)      -
  Rescissions                                  -        -           -       -           -        -           -       -
  Other transactions (note 2)                  -        -           -       -           -        -           2       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from contract
 transactions - Valuemark IV                 237      158         240      52          41       51         111      92
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets            357      310      (3,812) (6,212)     (2,695)   1,017      (2,755)    461
Net assets at beginning of year              310        -      14,992  21,204       8,789    7,772       7,681   7,220
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                   $667      310      11,180  14,992       6,094    8,789       4,926   7,681
------------------------------------------------------------------------------------------------------------------------------------

                                            See accompanying  notes to financial statements.


                                                                 16
PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

FINANCIAL STATEMENTS (CONTINUED)

Statements of Changes in Net Assets (cont.)
For the years ended December 31, 1999 and 1998
(In thousands)
                                           MUTUAL DISCOVERY      MUTUAL SHARES   TEMPLETON DEVELOPING   TEMPLETON GLOBAL
                                            SECURITIES FUND     SECURITIES FUND   MARKETS EQUITY FUND ASSET ALLOCATION FUND
------------------------------------------------------------------------------------------------------------------------------------
                                            1999     1998        1999    1998        1999     1998        1999    1998
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net           $  169       (3)        318     (83)         42      161         211     114
  Realized gains (losses) on investments,
   net                                        40        64        546     303        (656)    (440)        236     370
  Net change in unrealized appreciation
   (depreciation) on investments           2,050   (1,320)      2,130    (929)      3,346   (2,104)       (253)   (572)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 from operations                           2,259   (1,259)      2,994    (709)      2,732   (2,383)        194     (88)
------------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark II (note 4):
  Purchase payments                           72    3,318         193   6,717          49      560          39     667
  Transfers between funds                   (869)   1,746         424   4,383         170   (2,638)       (552) (1,307)
  Surrenders and terminations             (2,956)  (2,175)     (5,418) (5,431)     (1,407)  (1,536)       (733)   (791)
  Rescissions                                  -      (57)         (4)    (84)          -       (5)          -     (13)
  Other transactions (note 2)                 (4)      18          (7)     84           1       (3)         31      -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from contract
 transactions - Valuemark II              (3,757)   2,850      (4,812)  5,669      (1,187)  (3,622)     (1,215) (1,444)
------------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark IV (note 4):
  Purchase payments                          113      153         906     311         185       41          15      13
  Transfers between funds                    142       18         490     107         (94)       -          25       2
  Surrenders and terminations                (10)       -         (54)      -         (35)       -          (5)      -
  Rescissions                                  -        -           -       -           -        -           -       -
  Other transactions (note 2)                  -        -           -       -           -        -           4       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from contract
 transactions - Valuemark IV                 245      171       1,342     418          56       41          39      15
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets         (1,253)   1,762        (476)  5,378       1,601   (5,964)       (982) (1,517)
Net assets at beginning of year           12,832   11,070      27,236  21,858       6,028   11,992       4,333   5,850
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                $11,579   12,832      26,760  27,236       7,629    6,028       3,351   4,333
------------------------------------------------------------------------------------------------------------------------------------

                                            See accompanying  notes to financial statements.


                                                                                                        Variable Life Prospectus  17
PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

FINANCIAL STATEMENTS (CONTINUED)

Statements of Changes in Net Assets (cont.)
For the years ended December 31, 1999 and 1998
(In thousands)
                                           TEMPLETON GLOBAL TEMPLETON GLOBAL INCOME TEMPLETON INTERNATIONAL TEMPLETON INTERNATIONAL
                                              GROWTH FUND       SECURITIES FUND         EQUITY FUND         SMALLER COMPANIES FUND
------------------------------------------------------------------------------------------------------------------------------------
                                            1999     1998        1999    1998         1999     1998              1999    1998
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net           $  299      476         780     955         2,122    1,102                15      15
  Realized gains (losses) on investments,
   net                                     4,959    4,755        (290)     (2)        4,165    7,567               (47)    (33)
  Net change in unrealized appreciation
   (depreciation) on investments           1,167   (2,835)     (1,395)   (103)        4,247   (5,800)              245    (190)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 from operations                           6,425    2,396        (905)    850        10,534    2,869               213    (208)
------------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark II (note 4):
  Purchase payments                          164    3,461          31     547           145    1,430                 4     103
  Transfers between funds                     33   (2,518)       (679) (1,413)       (2,577)  (7,532)               99    (348)
  Surrenders and terminations             (6,764)  (6,107)     (3,553) (4,077)      (15,456) (14,571)             (217)   (357)
  Rescissions                                  -      (56)          -     (15)           (2)     (58)                -       -
  Other transactions (note 2)                 13      (20)         18      25            67       82                (1)      1
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from contract
 transactions - Valuemark II              (6,554)  (5,240)     (4,183) (4,933)      (17,823) (20,649)             (115)   (601)
------------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark IV (note 4):
  Purchase payments                          642       81          58      41           136      127               132      31
  Transfers between funds                    805       85          15       4            10        8              (127)      2
  Surrenders and terminations                (18)       -          (1)      -            (4)       -                 -       -
  Rescissions                                 (9)       -           -       -            (9)       -                 -       -
  Other transactions (note 2)                  2        -           -       -             -        -                 -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from contract
 transactions - Valuemark IV               1,422      166          72      45           133      135                 5      33
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets          1,293   (2,678)     (5,016) (4,038)       (7,156) (17,645)              103    (776)
Net assets at beginning of year           36,686   39,364      14,139  18,177        54,320   71,965             1,099   1,875
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                $37,979   36,686       9,123  14,139        47,164   54,320             1,202   1,099
------------------------------------------------------------------------------------------------------------------------------------

                                            See accompanying  notes to financial statements.


                                                                 18
PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

FINANCIAL STATEMENTS (CONTINUED)

Statements of Changes in Net Assets (cont.)
For the years ended December 31, 1999 and 1998
(In thousands)
                                           TEMPLETON PACIFIC     USALLIANZ VIP        USALLIANZ VIP       USALLIANZ VIP
                                              GROWTH FUND   DIVERSIFIED ASSETS FUND FIXED INCOME FUND      GROWTH FUND
------------------------------------------------------------------------------------------------------------------------------------
                                            1999     1998        1999    1998        1999     1998        1999    1998
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net            $ (31)     254           -       -           -        -           -      -
  Realized gains (losses) on investments,
   net                                    (2,409)  (3,085)          -       -           -        -          (2)     -
  Net change in unrealized appreciation
   (depreciation) on investments           4,586      987           -       -           -        -           -      -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 from operations                           2,146   (1,844)          -       -           -        -          (2)     -
------------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark II
   (note 4):
  Purchase payments                          102      182           -       -           -        -           -      -
  Transfers between funds                    479   (1,806)          2       -          22        -           2      -
  Surrenders and terminations             (2,143)  (1,677)          -       -         (22)       -           -      -
  Rescissions                                  -       (5)          -       -           -        -           -      -
  Other transactions (note 2)                  5       (5)          -       -           -        -           -      -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from contract
 transactions - Valuemark II              (1,557)  (3,311)          2       -           -        -           2      -
------------------------------------------------------------------------------------------------------------------------------------
Contract transactions - Valuemark IV
   (note 4):
  Purchase payments                            8       44           -       -           -        -           -      -
  Transfers between funds                      6       (3)          -       -           -        -           -      -
  Surrenders and terminations                  -        -           -       -           -        -           -      -
  Rescissions                                  -        -           -       -           -        -           -      -
  Other transactions (note 2)                  -        -           -       -           -        -           -      -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from contract
 transactions - Valuemark IV                  14       41           -       -           -        -           -      -
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets            603   (5,114)          2       -           -        -           -      -
Net assets at beginning of year            6,679   11,793           -       -           -        -           -      -
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                 $7,282    6,679           2       -           -        -           -      -
------------------------------------------------------------------------------------------------------------------------------------

                                            See accompanying  notes to financial statements.


                                                                                                        Variable Life Prospectus  19
PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

FINANCIAL STATEMENTS (CONTINUED)

Statements of Changes in Net Assets (cont.)
For the years ended December 31, 1999 and 1998
(In thousands)
                                                                                                         TOTAL ALL FUNDS
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                          1999    1998
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net                                                                       $ 32,387     24,188
  Realized gains (losses) on investments, net                                                           50,728     53,767
  Net change in unrealized appreciation
   (depreciation) on investments                                                                       (26,039)   (55,701)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 from operations                                                                                        57,076     22,254
------------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark II (note 4):
  Purchase payments                                                                                      3,786     66,447
  Transfers between funds                                                                               (1,533)      (768)
  Surrenders and terminations                                                                         (192,356)  (192,812)
  Rescissions                                                                                              (61)    (1,618)
  Other transactions (note 2)                                                                            2,028      1,106
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from contract
 transactions - Valuemark II                                                                          (188,136)  (127,645)
------------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark IV (note 4):
  Purchase payments                                                                                      7,637      3,697
  Transfers between funds                                                                                6,751        616
  Surrenders and terminations                                                                             (676)        (3)
  Rescissions                                                                                              (72)        (4)
  Other transactions (note 2)                                                                               19          -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from contract
 transactions - Valuemark IV                                                                            13,659      4,306
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets                                                                     (117,401)  (101,085)
Net assets at beginning of year                                                                        731,989    833,074
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                                                             $614,588    731,989
------------------------------------------------------------------------------------------------------------------------------------

                                            See accompanying  notes to financial statements.

PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1999


1. ORGANIZATION

Preferred Life Variable Account C (Variable Account) is a segregated investment account of Preferred Life Insurance Company of New York (Preferred Life) and is registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940 (as amended). The Variable Account was established by Preferred Life on February 26,
1988 and commenced operations September 6, 1991. Accordingly, it is an accounting entity wherein all segregated account transactions are reflected.

The Variable Account's assets are the property of Preferred Life and are held for the benefit of the owners and other persons entitled to payments under variable annuity contracts issued through the Variable Account and underwritten by Preferred Life. The assets of the Variable Account, equal to the reserves and other liabilities of the Variable Account, are not chargeable with liabilities that arise from any other business which Preferred Life may conduct.

The Variable Account's sub-accounts may invest, at net asset values, in one or more of select portfolios of AIM Variable Insurance Funds, Inc., The Alger
American Fund,  Franklin  Templeton Variable Insurance Products Trust (formerly,
Franklin Valuemark Funds), and USAllianz Variable Insurance Products Trust, in accordance with the selection made by the contract owner. The investment advisers for each portfolio are listed in the following table.

Portfolio                                                Investment Adviser
------------------------------------------------------------------------------------------
AIM VI Growth Fund                                       AIM Advisors, Inc.
Alger American Growth Fund                               Fred Alger Management, Inc.
Alger American Leveraged AllCap Fund                     Fred Alger Management, Inc.
Franklin Global Communications Securities Fund           Franklin Advisers, Inc.
Franklin Global Health Care Securities Fund              Franklin Advisers, Inc.
Franklin Growth and Income Fund                          Franklin Advisers, Inc.
Franklin High Income Fund                                Franklin Advisers, Inc.
Franklin Income Securities Fund                          Franklin Advisers, Inc.
Franklin Large Cap Growth Securities Fund                Franklin Advisers, Inc.
Franklin Money Market Fund                               Franklin Advisers, Inc.
Franklin Natural Resources Securities Fund               Franklin Advisers, Inc.
Franklin Real Estate Fund                                Franklin Advisers, Inc.
Franklin Rising Dividends Securities Fund                Franklin Advisory Services, LLC
Franklin S&P 500 Index Fund                              Franklin Advisers, Inc.
Franklin Small Cap Fund                                  Franklin Advisers, Inc.
Franklin U.S. Government Fund                            Franklin Advisers, Inc.
Franklin Value Securities Fund                           Franklin Advisory Services, LLC
Franklin Zero Coupon - 2000 Fund                         Franklin Advisers, Inc.
Franklin Zero Coupon - 2005 Fund                         Franklin Advisers, Inc.
Franklin Zero Coupon - 2010 Fund                         Franklin Advisers, Inc.
Mutual Discovery Securities Fund                         Franklin Mutual Advisers, LLC
Mutual Shares Securities Fund                            Franklin Mutual Advisers, LLC
Templeton Developing Markets Equity Fund                 Templeton Asset Management Ltd.
Templeton Global Asset Allocation Fund                   Templeton Global Advisors Limited
Templeton Global Growth Fund                             Templeton Global Advisors Limited
Templeton Global Income Securities Fund                  Franklin Advisers, Inc.
Templeton International Equity Fund                      Franklin Advisers, Inc.
Templeton International Smaller Companies Fund           Templeton Investment Counsel, Inc.
Templeton Pacific Growth Fund                            Franklin Advisers, Inc.
USAllianz VIP Diversified Assets Fund                    Allianz of America, Inc.
USAllianz VIP Fixed Income Fund                          Allianz of America, Inc.
USAllianz VIP Growth Fund                                Allianz of America, Inc.



                                                                                                        Variable Life Prospectus  21
PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

2. SIGNIFICANT ACCOUNTING POLICIES

USE OF ESTIMATES
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.
Actual results could differ from those estimates.


INVESTMENTS
Investments of the Variable Account are valued daily at market value using net asset values provided by AIM Variable Insurance Funds, Inc., The Alger American
Fund,  Franklin  Templeton  Variable Insurance Products Trust, and the USAllianz
Variable Insurance Products Trust.

Realized investment gains include realized gain distributions received from the respective portfolios and gains on the sale of portfolio shares as determined by the average cost method. Realized gain distributions are reinvested in the respective portfolios. Dividend distributions received from the portfolios are reinvested in additional shares of the portfolios and are recorded as income to the Variable Account on the ex-dividend date.

A Flexible Fixed Account  investment  option and a Dollar Cost  Averaging  Fixed
Account  investment  option are available to deferred  annuity  contract owners.
These accounts are comprised of equity and fixed income investments which are part of the general assets of Preferred Life. The liabilities of the Fixed
Accounts are part of the general obligations of Preferred Life and are not included in the Variable Account. The guaranteed minimum rate of return on the Fixed Accounts is 3%.

The Franklin Global Health Care  Securities  Fund and Franklin Value  Securities
Fund were added as available  investment options on August 17, 1998. On November
12, 1999,  the AIM VI Growth Fund,  Alger American  Growth Fund,  Alger American
Leveraged  AllCap Fund,  Franklin S&P 500 Index Fund,  USAllianz VIP Diversified
Assets Fund, USAllianz VIP Fixed Income Fund, and USAllianz VIP Growth Fund were added as available investment options.

During the year ended December 31, 1999, several portfolios changed their name as summarized, with the effective date of the change, in the following table.

Current Portfolio                                    Prior Portfolio Name                      Effective Date
----------------------------------------------------------------------------------------------------------------
Franklin Global Communications Securities Fund       Franklin Global Utilities Securities Fund November 15, 1999
Franklin Real Estate Fund                            Franklin Real Estate Securities Fund      November 15, 1999
Franklin Rising Dividends Securities Fund            Franklin Rising Dividends Fund            November 15, 1999
Franklin U.S. Government Fund                        Franklin U.S. Government Securities Fund  November 15, 1999
Franklin Large Cap Growth Securities Fund            Franklin Capital Growth Fund              December 15, 1999


CONTRACTS IN ANNUITY PAYMENT PERIOD
Annuity reserves are computed for currently payable contracts according to the 1983 Individual Annuity Mortality Table, using an assumed investment return
(AIR) equal to the AIR of the specific contracts, either 3% or 5%. Charges to annuity reserves for mortality and risk expense are reimbursed to Preferred Life if the reserves required are less than originally estimated. If additional reserves are required, Preferred Life reimburses the account.


EXPENSES

ASSET BASED EXPENSES
A mortality and expense risk charge is deducted from the Variable Account on a daily basis. The charge is equal, on an annual basis, to 1.25% of the daily net assets of Valuemark II and 1.34% of the daily net assets of Valuemark IV.

PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

An administrative charge is deducted from the Variable Account on a daily basis equal, on an annual basis, to 0.15% of the daily net assets of all products which comprise the Variable Account.


CONTRACT BASED EXPENSES
A contract maintenance charge is paid by the contract owner annually from each contract by liquidating contract units at the end of the contract year and at the time of full surrender. The amount of the charge is $30 each year. Contract maintenance charges deducted during the years ended December 31, 1999 and 1998 were $443,591 and $487,077, respectively. These contract charges are reflected in the Statements of Changes in Net Assets as other transactions.

 A contingent deferred sales charge is deducted from the contract value at the time of a surrender. This charge applies only to a surrender of purchase payments received within five years of the date of surrender for Valuemark II contracts and within seven years of the date of surrender for Valuemark IV contracts. The amount of the contingent deferred sales charge is shown below.

Years Since                Contingent Deferred Sales Charge
Payment                    Valuemark II     Valuemark IV
-----------------------------------------------------------
0-1                        5%               6%
1-2                        5%               6%
2-3                        4%               6%
3-4                        3%               5%
4-5                        1.5%             4%
5-6                        0%               3%
6-7                        0%               2%

Total contingent deferred sales charges paid by the contract owners during the years ended December 31, 1999 and 1998 were $961,794 and $941,938, respectively.

On Valuemark II deferred annuity contracts, a systematic withdrawal plan is available which allows an owner to withdraw up to nine percent (9%) of purchase payments less prior surrenders annually, paid monthly or quarterly, without incurring a contingent deferred sales charge. The systematic withdrawal plan available to Valuemark IV deferred annuity contract owners allows up to fifteen percent (15%) of the contract value withdrawn annually, paid monthly or quarterly, without incurring a contingent deferred sales charge. The exercise of the systematic withdrawal plan in any contract year replaces the 15% penalty free privilege for that year for all deferred annuity contracts.

Currently, twelve transfers are permitted each contract year. Thereafter, the fee is $25 per transfer, or 2% of the amount transferred, if less. Currently, transfers associated with the dollar cost averaging program are not counted. Total transfer charges during years ended December 31, 1999 and 1998 were $4,250 and $1,945, respectively. Transfer charges are reflected in the Statement of Changes in Net Assets as other transactions. Net transfers from the Fixed Accounts were $5,218,108 for the year ended December 31, 1999. Net transfers to the Fixed Accounts were $152,026 for the year ended December 31, 1998.

Premium taxes or other taxes payable to a state or other governmental entity will be charged against the contract values. Preferred Life may, at its sole discretion, pay taxes when due and deduct that amount from the contract value at a later date. Payment at an earlier date does not waive any right Preferred Life may have to deduct such amounts at a later date.

A rescission is defined as a contract that is returned to the company and canceled within the free-look period, generally within 10 days.


3. FEDERAL INCOME TAXES

Operations of the Variable Account form a part of, and are taxed with, operations of Preferred Life, which is taxed as a life insurance company under the Internal Revenue Code.

Preferred Life does not expect to incur any federal income taxes in the operation of the Variable Account. If, in the future, Preferred Life determines that the Variable Account may incur federal income taxes, it may then assess a charge against the Variable Account for such taxes.


                                                                                                        Variable Life Prospectus  23

PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

4. CONTRACT TRANSACTIONS - ACCUMULATION UNIT ACTIVITY (IN THOUSANDS)

Transactions in units for each fund for the years ended December 31, 1999 and 1998 were as follows:

                                                   ALGER      FRANKLIN      FRANKLIN
                                          ALGER  AMERICAN      GLOBAL        GLOBAL     FRANKLIN             FRANKLIN FRANKLIN LARGE
                                   AIM   AMERICAN LEVERAGED COMMUNICATIONS   HEALTH     GROWTH &  FRANKLIN     INCOME   CAP GROWTH
                                VI GROWTH GROWTH   ALLCAP    SECURITIES  CARE SECURITIES INCOME  HIGH INCOME SECURITIES SECURITIES
                                  FUND     FUND     FUND        FUND          FUND        FUND      FUND        FUND      FUND
------------------------------------------------------------------------------------------------------------------------------------
     VALUEMARK II
Accumulation units outstanding
  at December 31, 1997              -        -         -        3,699             -       4,952     2,110      3,991       622
Contract transactions:
 Purchase payments                  -        -         -           61             -         281       233        219       215
 Transfers between funds            -        -         -          (64)           26         110       (37)      (125)      303
 Surrenders and terminations        -        -         -         (851)            -      (1,058)     (521)      (819)     (135)
 Rescissions                        -        -         -           (4)            -          (6)       (3)        (4)       (1)
 Other transactions                 -        -         -            2             -          10         1          1        12
------------------------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in
  accumulation units resulting
  from contract transactions        -        -         -         (856)           26        (663)      (327)     (728)      394
------------------------------------------------------------------------------------------------------------------------------------

Accumulation units outstanding
  at December 31, 1998              -        -         -        2,843            26       4,289      1,783     3,263     1,016
------------------------------------------------------------------------------------------------------------------------------------

Contract transactions:
 Purchase payments                  -        -         -            8             1          22          6        12        22
 Transfers between funds           38       38        18          (26)           37         (31)      (106)     (185)      710
 Surrenders and terminations       (2)      (2)        -         (750)          (17)     (1,112)      (409)     (850)     (423)
 Rescissions                        -        -         -            -             -           -          -         -         -
 Other transactions                 -        -         -           13             -          16          2         8         -
------------------------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in
  accumulation units resulting
  from contract transactions       36       36        18         (755)           21      (1,105)      (507)   (1,015)      309
------------------------------------------------------------------------------------------------------------------------------------

Accumulation units outstanding
  at December 31, 1999             36       36        18        2,088            47       3,184       1,276    2,248     1,325
------------------------------------------------------------------------------------------------------------------------------------


     VALUEMARK IV
Accumulation units outstanding
  at December 31, 1997              -        -         -           -              -           -           -        -        -
Contract transactions:
 Purchase payments                  -        -         -           2              8          14          21       11       15
 Transfers between funds            -        -         -           -              -           3           4        3        2
 Surrenders and terminations        -        -         -           -              -           -           -        -        -
 Rescissions                        -        -         -           -              -           -           -        -        -
 Other transactions                 -        -         -           -              -           -           -        -        -
------------------------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in
  accumulation units resulting
  from contract transactions        -        -         -           2              8          17          25       14       17
------------------------------------------------------------------------------------------------------------------------------------

Accumulation units outstanding
  at December 31, 1998              -        -         -           2              8          17          25       14       17
------------------------------------------------------------------------------------------------------------------------------------

Contract transactions:
 Purchase payments                  -        -         -          17             38          23          17       23       40
 Transfers between funds            -        8         -           4            (25)         37          24       20       21
 Surrenders and terminations        -        -         -          (2)            (2)         (3)         (3)      (1)      (3)
 Rescissions                        -        -         -           -              -           -           -        -       (2)
 Other transactions                 -        -         -           -              -           -           -        -        -
------------------------------------------------------------------------------------------------------------------------------------

  Net increase (decrease) in
  accumulation units resulting
  from contract transactions        -        8         -          19             11          57          38       42       56
------------------------------------------------------------------------------------------------------------------------------------

Accumulation units outstanding at
 December 31, 1999                  -        8         -          21             19          74          63       56       73
------------------------------------------------------------------------------------------------------------------------------------

                                                                 24

PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

4. CONTRACT TRANSACTIONS - ACCUMULATION UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

                                                   FRANKLIN          FRANKLIN                                          FRANKLIN
                                          FRANKLIN  NATURAL FRANKLIN  RISING   FRANKLIN           FRANKLIN   FRANKLIN    ZERO
                                            MONEY  RESOURCES REAL   DIVIDENDS  S&P 500 FRANKLIN     U.S.      VALUE     COUPON
                                           MARKET SECURITIES ESTATE SECURITIES  INDEX  SMALL CAP GOVERNMENT SECURITIES   -2000
                                            FUND     FUND    FUND     FUND      FUND     FUND       FUND       FUND      FUND
------------------------------------------------------------------------------------------------------------------------------------
     VALUEMARK II
Accumulation units outstanding
  at December 31, 1997                      2,155      458     942    3,489        -      938      4,844         -       1,087
Contract transactions:
 Purchase payments                            657       66      44      345        -      171        194         3          17
 Transfers between funds                      505      (33)    (73)     103        -       96        (20)       16         (47)
 Surrenders and terminations               (1,123)     (76)   (204)    (767)       -     (198)    (1,227)        -        (334)
 Rescissions                                  (28)       -      (1)      (5)       -       (2)        (6)        -           -
 Other transactions                             2        -       -       11        -        7          2         -           -
------------------------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in accumulation
 units resulting from contract transactions    13      (43)   (234)    (313)       -       74     (1,057)       19        (364)
------------------------------------------------------------------------------------------------------------------------------------

Accumulation units outstanding
  at December 31, 1998                      2,168      415     708    3,176        -    1,012      3,787        19         723
------------------------------------------------------------------------------------------------------------------------------------

Contract transactions:
 Purchase payments                             26        1       1       15        -        6         22         1           2
 Transfers between funds                      299      (28)    (90)    (157)      51       27        (96)       16         (27)
 Surrenders and terminations                 (930)    (120)   (153)    (828)      (4)    (263)      (957)       (1)       (186)
 Rescissions                                   (3)       -       -        -        -        -          -         -           -
 Other transactions                            33        -       -        1        -        1          5         -           7
------------------------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in accumulation
 units resulting from contract transactions  (575)    (147)   (242)    (969)      47     (229)    (1,026)       16        (204)
------------------------------------------------------------------------------------------------------------------------------------

Accumulation units outstanding at
 December 31, 1999                          1,593      268     466    2,207       47      783      2,761        35         519
------------------------------------------------------------------------------------------------------------------------------------


     VALUEMARK IV
Accumulation units outstanding
  at December 31, 1997                          -        -       -        -        -        -         -          -           -
Contract transactions:
 Purchase payments                             19        7       1       14        -        9        26         17           1
 Transfers between funds                       (7)       -       -        3        -        -         2          5           1
 Surrenders and terminations                    -        -       -        -        -        -         -          -           -
 Rescissions                                    -        -       -        -        -        -         -          -           -
 Other transactions                             -        -       -        -        -        -         -          -           -
------------------------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in accumulation
 units resulting from contract transactions    12        7       1       17        -        9        28         22           2
------------------------------------------------------------------------------------------------------------------------------------

Accumulation units outstanding
  at December 31, 1998                         12        7       1       17        -        9        28         22           2
------------------------------------------------------------------------------------------------------------------------------------

Contract transactions:
 Purchase payments                              6        6       2       39        -       38        27         10           2
 Transfers between funds                       86       (1)      1       21        -      (18)       76         24          10
 Surrenders and terminations                   (1)       -       -       (4)       -       (1)       (5)        (2)          -
 Rescissions                                    -        -       -        -        -        -        (1)         -           -
 Other transactions                             -        -       -        -        -        -         -          -           -
------------------------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in accumulation
 units resulting from contract transactions    91        5       3       56        -       19         97         32         12
------------------------------------------------------------------------------------------------------------------------------------

Accumulation units outstanding at
 December 31, 1999                            103       12       4       73        -       28        125         54         14
------------------------------------------------------------------------------------------------------------------------------------


                                                                                                        Variable Life Prospectus  25
PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

4. CONTRACT TRANSACTIONS - ACCUMULATION UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

                          FRANKLIN    FRANKLIN    MUTUAL    MUTUAL     TEMPLETON     TEMPLETON  TEMPLETON  TEMPLETON     TEMPLETON
                         ZERO COUPON ZERO COUPON DISCOVERY  SHARES     DEVELOPING   GLOBAL ASSET GLOBAL  GLOBAL INCOME INTERNATIONAL
                           - 2005     - 2010    SECURITIES SECURITIES MARKETS EQUITY ALLOCATION  GROWTH   SECURITIES      EQUITY
                            FUND       FUND         FUND     FUND         FUND          FUND      FUND       FUND          FUND
------------------------------------------------------------------------------------------------------------------------------------
     VALUEMARK II
Accumulation units
  outstanding at
  December 31, 1997         345        292         924       1,823       1,160           424      2,594      1,072        4,063
Contract transactions:
 Purchase payments           55         34         261         541          59            47        213         32           76
 Transfers between funds     30         13         128         349        (295)          (94)      (177)       (82)        (429)
 Surrenders and terminations(74)       (67)       (184)       (450)       (174)          (58)      (387)      (235)        (773)
 Rescissions                 (8)         -          (4)         (6)         (1)           (1)        (3)        (1)          (3)
 Other transactions           1          -           2           7           -             -         (1)         1            4
------------------------------------------------------------------------------------------------------------------------------------

Net increase (decrease
  in accumulation units
  resulting from contract
  transactions                4        (20)        203         441        (411)         (106)      (355)      (285)      (1,125)
------------------------------------------------------------------------------------------------------------------------------------

Accumulation units
  outstanding at
  December 31, 1998         349        272       1,127       2,264         749           318      2,239        787        2,938
------------------------------------------------------------------------------------------------------------------------------------

Contract transactions:
 Purchase payments            2         2           6           15           5             3          9          2            8
 Transfers between funds    (20)      (22)        (76)          28           9           (41)         -        (39)        (136)
 Surrenders and terminations(75)      (55)       (247)        (427)       (148)          (54)      (390)      (209)        (780)
 Rescissions                  -         -           -            -           -             -          -          -            -
 Other transactions           3         -           -           (1)          -             2          1          1            4
------------------------------------------------------------------------------------------------------------------------------------

Net increase (decrease)
  in accumulation units
  resulting from contract
  transactions              (90)      (75)       (317)        (385)       (134)          (90)      (380)      (245)        (904)
------------------------------------------------------------------------------------------------------------------------------------

Accumulation units
  outstanding at
  December 31, 1999         259       197         810        1,879         615           228      1,859        542        2,034
------------------------------------------------------------------------------------------------------------------------------------


     VALUEMARK IV
Accumulation units
  outstanding at
  December 31, 1997           -         -           -            -           -             -          -          -            -
Contract transactions:
 Purchase payments            2         3          15           29           5             1          5          2            8
 Transfers between funds      -         -           2            9           -             -          5          -            -
 Surrenders and terminations  -         -           -            -           -             -          -          -            -
 Rescissions                  -         -           -            -           -             -          -          -            -
 Other transactions           -         -           -            -           -             -          -          -            -
------------------------------------------------------------------------------------------------------------------------------------

Net increase (decrease)
  in accumulation units
  resulting from contract
  transactions                2         3          17           38           5             1         10          2            8
------------------------------------------------------------------------------------------------------------------------------------

Accumulation units
  outstanding at
  December 31, 1998           2         3          17           38           5             1         10          2            8
------------------------------------------------------------------------------------------------------------------------------------

Contract transactions:
 Purchase payments            2         6          10           71          18             1         37          3            7
 Transfers between funds      -        (2)         12           39          (9)            2         46          1            1
 Surrenders and terminations  -         -          (1)          (4)         (4)            -         (1)         -            -
 Rescissions                  -         -           -            -           -             -         (1)         -            -
 Other transactions           -         -           -            -           -             -          -          -            -
------------------------------------------------------------------------------------------------------------------------------------

  Net increase (decrease)
  in accumulation units
  resulting from contract
  transactions                2         4          21           106          5             3          81         4            8
------------------------------------------------------------------------------------------------------------------------------------
Accumulation units
  outstanding at
  December 31, 1999           4          7         38           144         10             4          91         6           16
------------------------------------------------------------------------------------------------------------------------------------


                                                                 26

PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

4. CONTRACT TRANSACTIONS - ACCUMULATION UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

                                                                  TEMPLETON
                                                                INTERNATIONAL TEMPLETON   USALLIANZ     USALLIANZ
                                                                   SMALLER     PACIFIC  VIP DIVERSIFIED VIP FIXED USALLIANZ  TOTAL
                                                                  COMPANIES    GROWTH      ASSETS        INCOME   VIP GROWTH  ALL
                                                                    FUND        FUND        FUND           FUND     FUND     FUNDS
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            C>
     VALUEMARK II
Accumulation units outstanding at December 31, 1997                 173        1,251           -             -        -     43,408
Contract transactions:
 Purchase payments                                                    9           21           -             -        -      3,854
 Transfers between funds                                            (35)        (232)          -             -        -        (64)
 Surrenders and terminations                                        (33)        (217)          -             -        -     (9,965)
 Rescissions                                                          -           (1)          -             -        -        (88)
 Other transactions                                                   -           (1)          -             -        -         61
------------------------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in accumulation
 units resulting from contract transactions                         (59)        (430)          -             -        -     (6,202)
------------------------------------------------------------------------------------------------------------------------------------

Accumulation units outstanding at December 31, 1998                 114          821           -             -        -     37,206
------------------------------------------------------------------------------------------------------------------------------------

 Purchase payments                                                    -           10           -             -        -        207
 Transfers between funds                                              8           52           -             2        -        253
 Surrenders and terminations                                        (21)        (225)          -            (2)       -     (9,640)
 Rescissions                                                          -            -           -             -        -         (3)
 Other transactions                                                   -            1           -             -        -         97
------------------------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in accumulation
 units resulting from contract transactions                         (13)        (162)          -             -        -     (9,086)
------------------------------------------------------------------------------------------------------------------------------------

Accumulation units outstanding at
 December 31, 1999                                                  101          659           -             -        -     28,120
------------------------------------------------------------------------------------------------------------------------------------


     VALUEMARK IV
Accumulation units outstanding at December 31, 1997                   -            -           -             -        -         -
Contract transactions:
 Purchase payments                                                    3            6           -             -        -       244
 Transfers between funds                                              -            -           -             -        -        32
 Surrenders and terminations                                          -            -           -             -        -         -
 Rescissions                                                          -            -           -             -        -         -
 Other transactions                                                   -            -           -             -        -         -
------------------------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in accumulation
 units resulting from contract transactions                           3            6           -             -        -       276
------------------------------------------------------------------------------------------------------------------------------------

Accumulation units outstanding at December 31, 1998                   3            6           -             -        -       276
------------------------------------------------------------------------------------------------------------------------------------

 Purchase payments                                                   12            1           -             -        -       456
 Transfers between funds                                            (12)           1           -             -        -       367
 Surrenders and terminations                                          -            -           -             -        -       (37)
 Rescissions                                                          -            -           -             -        -        (4)
 Other transactions                                                   -            -           -             -        -         -
------------------------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in accumulation
 units resulting from contract transactions                           -            2           -             -        -       782
------------------------------------------------------------------------------------------------------------------------------------

Accumulation units outstanding at
 December 31, 1999                                                    3            8           -             -        -     1,058
------------------------------------------------------------------------------------------------------------------------------------


                                                                                                        Variable Life Prospectus  27
PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

5. UNIT VALUES

A summary of accumulation unit values and accumulation units outstanding for variable annuity contracts and the expense ratios, including expenses of the underlying funds, for each of the five years in the period ended December 31, 1999 follows.

                                        VALUEMARK II                                      VALUEMARK IV
------------------------------------------------------------------------------------------------------------------------------------
                                                                    RATIO OF                                              RATIO OF
                        ACCUMULATION                                EXPENSES    ACCUMULATION                              EXPENSES
                      UNITS OUTSTANDING ACCUMULATION  NET ASSETS   TO AVERAGE UNITS OUTSTANDING ACCUMULATION  NET ASSETS  TO AVERAGE
                       (IN THOUSANDS     UNIT VALUE (IN THOUSANDS) NET ASSETS* (IN THOUSANDS)   UNIT VALUE (IN THOUSANDS)NET ASSETS*
------------------------------------------------------------------------------------------------------------------------------------
AIM VI GROWTH FUND
December 31,
 19991                       36          $11.084         $397         2.13+%         -           $11.083        $4           2.22+%

ALGER AMERICAN GROWTH FUND
December 31,
 19991                       36           10.922          391         2.19+          8            10.921        88           2.28+

ALGER AMERICAN LEVERAGED
  ALLCAP FUND
December 31,
 19991                       18           12.160          225         2.33+          -                 -         -           2.42+

FRANKLIN GLOBAL
  COMMUNICATIONS
  SECURITIES FUND
December 31,
 1999                     2,088           38.917       81,263         1.91          21            38.572       792           2.00
 1998                     2,843           28.308       80,480         1.90           2            28.082        54           1.99
 1997                     3,699           25.818       95,497         1.90           -                 -         -              -
 1996                     4,998           20.654      103,225         1.90           -                 -         -              -
 1995                     5,916           19.555      115,743         1.90           -                 -         -              -

FRANKLIN GLOBAL HEALTH
  CARE SECURITIES FUND
December 31,
 1999                        47            9.615          450         2.22          19             9.601       197           2.31
 19983                       26           10.610          275         2.24+          8            10.604        93           2.33+

FRANKLIN GROWTH AND
  INCOME FUND
December 31,
 1999                     3,184           26.147       83,242         1.89          74            25.891     1,929           1.98
 1998                     4,289           26.226      112,466         1.89          17            25.993       448           1.98
 1997                     4,952           24.551      121,570         1.89           -                 -         -              -
 1996                     5,070           19.490       98,821         1.90           -                 -         -              -
 1995                     4,347           17.310       75,240         1.92           -                 -         -              -

FRANKLIN HIGH INCOME FUND
December 31,
 1999                     1,276           20.900       26,674         1.94          63            20.695     1,313           2.03
 1998                     1,783           21.208       37,806         1.93          25            21.020       518           2.02
 1997                     2,110           21.312       44,963         1.93           -                 -         -              -
 1996                     2,164           19.375       41,921         1.94           -                 -         -              -
 1995                     2,076           17.252       35,808         1.96           -                 -         -              -

FRANKLIN INCOME SECURITIES
  FUND
December 31,
 1999                     2,248           24.323       54,683         1.90          56            24.084     1,318           1.99
 1998                     3,263           25.122       81,970         1.89          14            24.898       346           1.98
 1997                     3,991           25.065      100,025         1.90           -                 -         -              -
 1996                     4,519           21.708       98,109         1.90           -                 -         -              -
 1995                     4,567           19.785       90,364         1.91           -                 -         -              -

                                                                 28

PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

5. UNIT VALUES (CONTINUED)

                                        VALUEMARK II                                      VALUEMARK IV
------------------------------------------------------------------------------------------------------------------------------------
                                                                    RATIO OF                                              RATIO OF
                        ACCUMULATION                                EXPENSES    ACCUMULATION                              EXPENSES
                      UNITS OUTSTANDING ACCUMULATION  NET ASSETS   TO AVERAGE UNITS OUTSTANDING ACCUMULATION  NET ASSETS  TO AVERAGE
                       (IN THOUSANDS     UNIT VALUE (IN THOUSANDS) NET ASSETS* (IN THOUSANDS)   UNIT VALUE (IN THOUSANDS)NET ASSETS*
------------------------------------------------------------------------------------------------------------------------------------
FRANKLIN LARGE CAP GROWTH
  SECURITIES FUND
December 31,
 1999                     1,325          $20.218      $26,784         2.17%         73            $20.152      $1,473        2.26%
 1998                     1,016           15.574       15,825         2.17          17             15.537         267        2.26
 1997                       622           13.130        8,167         2.17           -                  -           -           -
 19962                      225           11.254        2,529         2.17+          -                  -           -           -

FRANKLIN MONEY MARKET FUND
December 31,
 1999                     1,593           14.860       23,673         1.93         103            14.717        1,519        2.02
 1998                     2,168           14.386       31,188         1.85          12            14.260          166        1.94
 1997                     2,155           13.865       29,881         1.85           -                 -            -           -
 1996                     2,433           13.359       32,508         1.83           -                 -            -           -
 1995                     2,218           12.883       28,571         1.80           -                 -            -           -

FRANKLIN NATURAL RESOURCES
  SECURITIES FUND
December 31,
 1999                       268           11.092        2,983         2.06          12            10.983          132        2.15
 1998                       415            8.505        3,536         2.04           7             8.430           56        2.13
 1997                       458           11.559        5,299         2.09           -                 -            -           -
 1996                       566           14.467        8,189         2.05           -                 -            -           -
 1995                       516           14.109        7,278         2.06           -                 -            -           -

FRANKLIN REAL ESTATE FUND
December 31,
 1999                       466           21.386        9,946         1.98           4            21.176          104        2.07
 1998                       708           23.107       16,340         1.94           1            22.901           35        2.03
 1997                       942           28.169       26,532         1.94           -                 -            -           -
 1996                       859           23.668       20,335         1.97           -                 -            -           -
 1995                       794           18.073       14,344         1.99           -                 -            -           -

FRANKLIN RISING DIVIDENDS
  SECURITIES FUND
December 31,
 1999                     2,207          18.846       41,590          2.15          73           18.712         1,353        2.24
 1998                     3,176          21.165       67,223          2.12          17           21.034           346        2.21
 1997                     3,489          20.074       70,041          2.14           -                -             -           -
 1996                     3,394          15.303       51,934          2.16           -                -             -           -
 1995                     3,182          12.498       39,770          2.18           -                -             -           -

FRANKLIN S&P 500 INDEX FUND
December 31,
 19991                       47          10.467          486          1.95+          -                -             -        2.04+

FRANKLIN SMALL CAP FUND
December 31,
 1999                       783          28.353       22,163          2.17          28           28.247           773        2.26
 1998                     1,012          14.600       14,771          2.17           9           14.558           131        2.26
 1997                       938          14.952       14,022          2.17           -                -             -           -
 19962                      416          12.913        5,369          2.17+          -                -             -           -

                                                                                                        Variable Life Prospectus  29
PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

5. UNIT VALUES (CONTINUED)

                                        VALUEMARK II                                      VALUEMARK IV
------------------------------------------------------------------------------------------------------------------------------------
                                                                    RATIO OF                                              RATIO OF
                        ACCUMULATION                                EXPENSES    ACCUMULATION                              EXPENSES
                      UNITS OUTSTANDING ACCUMULATION  NET ASSETS   TO AVERAGE UNITS OUTSTANDING ACCUMULATION  NET ASSETS  TO AVERAGE
                       (IN THOUSANDS     UNIT VALUE (IN THOUSANDS) NET ASSETS* (IN THOUSANDS)   UNIT VALUE (IN THOUSANDS)NET ASSETS*
------------------------------------------------------------------------------------------------------------------------------------
FRANKLIN U.S. GOVERNMENT
  FUND
December 31,
 1999                     2,761          $18.574       $51,251         1.91%        125          $18.394       $2,289       2.00%
 1998                     3,787           19.014        71,990         1.90          28           18.847          535       1.99
 1997                     4,844           17.947        86,937         1.90           -                -            -          -
 1996                     6,017           16.650       100,185         1.91           -                -            -          -
 1995                     5,089           16.298        82,935         1.92           -                -            -          -

FRANKLIN VALUE SECURITIES
  FUND
December 31,
 1999                        35            7.736           261         2.21          54            7.724          406       2.30
 19983                       19            7.717           143         2.52+         22            7.713          167       2.61+

FRANKLIN ZERO COUPON FUND
  - 2000
December 31,
 1999                       519           21.023        10,887         2.05          14           20.819          293       2.14
 1998                       723           20.684        14,941         1.80           2           20.502           51       1.89
 1997                     1,087           19.512        21,204         1.80           -                -            -          -
 1996                     1,358           18.475        25,085         1.80           -                -            -          -
 1995                     1,416           18.294        25,910         1.80           -                -            -          -

FRANKLIN ZERO COUPON FUND
  - 2005
December 31,
 1999                       259           23.205         6,008         2.05           4           22.983           86       2.14
 1998                       349           25.003         8,739         1.80           2           24.786           50       1.89
 1997                       345           22.532         7,772         1.80           -                -            -          -
 1996                       428           20.517         8,777         1.80           -                -            -          -
 1995                       456           20.914         9,531         1.80           -                -            -          -

FRANKLIN ZERO COUPON FUND
  - 2010
December 31,
 1999                       197           24.164         4,745         2.05           7           23.929          181        2.14
 1998                       272           27.920         7,588         1.80           3           27.674           93        1.89
 1997                       292           24.740         7,220         1.80           -                -            -           -
 1996                       348           21.522         7,492         1.80           -                -            -           -
 1995                       371           22.431         8,329         1.80           -                -            -           -

MUTUAL DISCOVERY SECURITIES
  FUND
December 31,
 1999                       810           13.701        11,073         2.41          38           13.662          506        2.50
 1998                     1,127           11.226        12,646         2.40          17           11.205          186        2.49
 1997                       924           11.983        11,070         2.46           -                -            -           -
 19964                       27           10.180           278         2.77+          -                -            -           -

MUTUAL SHARES SECURITIES
  FUND
December 31,
 1999                     1,879           13.237        24,866         2.19         144           13.199        1,894        2.28
 1998                     2,264           11.837        26,789         2.17          38           11.814          447        2.26
 1997                     1,823           11.993        21,858         2.20           -                -            -           -
 19964                       43           10.330           442         2.40+          -                -            -           -

                                                                 30

PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

5. UNIT VALUES (CONTINUED)

                                        VALUEMARK II                                      VALUEMARK IV
------------------------------------------------------------------------------------------------------------------------------------
                                                                    RATIO OF                                              RATIO OF
                        ACCUMULATION                                EXPENSES    ACCUMULATION                              EXPENSES
                      UNITS OUTSTANDING ACCUMULATION  NET ASSETS   TO AVERAGE UNITS OUTSTANDING ACCUMULATION  NET ASSETS  TO AVERAGE
                       (IN THOUSANDS     UNIT VALUE (IN THOUSANDS) NET ASSETS* (IN THOUSANDS)   UNIT VALUE (IN THOUSANDS)NET ASSETS*
------------------------------------------------------------------------------------------------------------------------------------
TEMPLETON DEVELOPING
  MARKETS EQUITY FUND
December 31,
 1999                       615          $12.188        $7,494         2.79%         10          $12.125        $135         2.88%
 1998                       749            7.993         5,983         2.81           5            7.958          45         2.90
 1997                     1,160           10.340        11,992         2.82           -                -           -            -
 1996                     1,042           11.487        11,970         2.89           -                -           -            -
 1995                       757            9.582         7,254         2.81           -                -           -            -

TEMPLETON GLOBAL ASSET
  ALLOCATION FUND
December 31,
 1999                       228           14.408         3,294         2.22           4           14.347          57         2.31
 1998                       318           13.589         4,317         2.24           1           13.543          16         2.33
 1997                       424           13.786         5,850         2.34           -                -           -            -
 1996                       300           12.514         3,759         2.26           -                -           -            -
 19955                       36           10.591           379         2.30+          -                -           -            -

TEMPLETON GLOBAL GROWTH
  FUND
December 31,
 1999                     1,859           19.466        36,188         2.28          91           19.364       1,791         2.37
 1998                     2,239           16.309        36,512         2.28          10           16.238         174         2.37
 1997                     2,594           15.176        39,364         2.28           -                -           -            -
 1996                     2,146           13.560        29,103         2.33           -                -           -            -
 1995                     1,416           11.339        16,061         2.37           -                -           -            -

TEMPLETON GLOBAL INCOME
  SECURITIES FUND
December 31,
 1999                       542           16.635         9,013         2.05           6           16.472         110         2.14
 1998                       787           17.905        14,094         2.03           2           17.746          45         2.12
 1997                     1,072           16.957        18,177         2.02           -                -           -            -
 1996                     1,354           16.781        22,719         2.01           -                -           -            -
 1995                     1,472           15.522        22,851         2.04           -                -           -            -

TEMPLETON INTERNATIONAL
  EQUITY FUND
December 31,
 1999                     2,034           23.022        46,821         2.30          16           22.858         343         2.39
 1998                     2,938           18.437        54,177         2.28           8           18.322         143         2.37
 1997                     4,063           17.711        71,965         2.29           -                -           -            -
 1996                     4,375           16.081        70,362         2.29           -                -           -            -
 1995                     4,073           13.263        54,018         2.32           -                -           -            -

TEMPLETON INTERNATIONAL
  SMALLER COMPANIES FUND
December 31,
 1999                       101           11.441         1,155         2.51           3           11.403          47         2.60
 1998                       114            9.364         1,065         2.50           3            9.342          34         2.59
 1997                       173           10.825         1,875         2.46           -                -           -            -
 19962                       65           11.145           722         2.18+          -                -           -            -

                                                                                                        Variable Life Prospectus  31
PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

5. UNIT VALUES (CONTINUED)

                                        VALUEMARK II                                      VALUEMARK IV
------------------------------------------------------------------------------------------------------------------------------------
                                                                    RATIO OF                                              RATIO OF
                        ACCUMULATION                                EXPENSES    ACCUMULATION                              EXPENSES
                      UNITS OUTSTANDING ACCUMULATION  NET ASSETS   TO AVERAGE UNITS OUTSTANDING ACCUMULATION  NET ASSETS  TO AVERAGE
                       (IN THOUSANDS     UNIT VALUE (IN THOUSANDS) NET ASSETS* (IN THOUSANDS)   UNIT VALUE (IN THOUSANDS)NET ASSETS*
------------------------------------------------------------------------------------------------------------------------------------
TEMPLETON PACIFIC
  GROWTH FUND
December 31,
 1999                       659          $10.915        $7,191         2.48%          8          $10.838         $82         2.57%
 1998                       821            8.078         6,633         2.50           6            8.028          46         2.59
 1997                     1,251            9.431        11,793         2.43           -                -           -            -
 1996                     1,751           14.932        26,148         2.39           -                -           -            -
 1995                     1,812           13.630        24,693         2.41           -                -           -            -

USALLIANZ VIP DIVERSIFIED
  ASSETS FUND
December 31,
 19991                        -           10.170             2         2.40+          -                -           -         2.49+

USALLIANZ VIP FIXED
  INCOME FUND
December 31,
 19991                        -                -             -         2.15+          -                -           -         2.24+

USALLIANZ VIP GROWTH
  FUND
December 31,
 19991                        -                -             -         2.30+          -                -           -         2.39+

* For the year ended December 31, including the effect of the expenses of the underlying funds. + Annualized. 1 Period from November 12, 1999 (fund commencement) to December 31, 1999. 2 Period from June 10, 1996 (fund commencement) to December 31, 1996. 3 Period from August 17, 1998 (fund commencement) to December 31, 1998. 4 Period from December 2, 1996 (fund commencement) to December 31, 1996. 5 Period from August 4, 1995 (fund commencement) to December 31, 1995.










                        PREFERRED LIFE INSURANCE COMPANY
                                   OF NEW YORK
                              Financial Statements
                           December 31, 1999 and 1998

PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
Independent Auditors' Report


THE BOARD OF DIRECTORS
PREFERRED LIFE INSURANCE COMPANY OF NEW YORK:

We have audited the accompanying balance sheets of Preferred Life Insurance Company of New York as of December 31, 1999 and 1998, and the related statements of income, comprehensive (loss) income, stockholder's equity and cash flows for each of the years in the three-year period ended December 31, 1999. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Preferred Life Insurance Company of New York as of December 31, 1999 and 1998, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 1999, in conformity with generally accepted accounting principles.


                                               KPMG LLP



February 7, 2000

                                                                                         Variable Life Prospectus  1

PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

BALANCE SHEETS

December 31, 1999 and 1998
(in thousands except share data)

ASSETS                                                                                      1999              1998
---------------------------------------------------------------------------------------------------------------------
Investments:
   Fixed maturities, at market                                                         $    47,988            38,784
   Equity securities, at market                                                              2,380             1,752
   Certificates of deposit and short-term securities                                         1,947            10,069
   Policy loans                                                                                  3                 0
---------------------------------------------------------------------------------------------------------------------
     Total investments                                                                      52,318            50,605
Cash                                                                                         2,785             6,135
Receivables                                                                                  3,364             3,595
Reinsurance recoverables:
   Recoverable on future benefit reserves                                                      846               156
   Recoverable on unpaid claims                                                              9,815             9,545
   Receivable on paid claims                                                                 2,989             1,935
Deferred acquisition costs                                                                  22,751            33,387
Other assets                                                                                 1,824             4,805
---------------------------------------------------------------------------------------------------------------------
   Assets, exclusive of separate account assets                                             96,692           110,163
Separate account assets                                                                    614,649           732,046
---------------------------------------------------------------------------------------------------------------------
   Total assets                                                                        $   711,341           842,209


                                                                                       ------------------------------


                                            See accompanying  notes to financial statements.

                                                                     2

PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

BALANCE SHEETS (CONTINUED)

December 31, 1999 and 1998
(in thousands except share data)

                                                                                            1999              1998
---------------------------------------------------------------------------------------------------------------------
LIABILITIES AND STOCKHOLDER'S EQUITY
Liabilities:
   Future benefit reserves:
      Life                                                                             $     2,771             1,827
      Annuity                                                                                6,546             7,716
   Policy and contract claims                                                               25,990            27,278
   Unearned premiums                                                                           652               913
   Other policyholder funds                                                                    336             3,551
   Reinsurance payable                                                                       2,148             1,497
   Deferred income taxes                                                                     6,853             9,977
   Accrued expenses and other liabilities                                                      745             3,894
   Commissions due and accrued                                                                 737               622
   Payable to parent                                                                         2,598             3,403
---------------------------------------------------------------------------------------------------------------------
        Liabilities, exclusive of separate account liabilities                              49,376            60,678
   Separate account liabilities                                                            614,649           732,046
---------------------------------------------------------------------------------------------------------------------
        Total liabilities                                                                  664,025           792,724
Stockholder's equity:
   Common stock, $10 par value; 200,000 shares authorized, issued and outstanding            2,000             2,000
   Additional paid-in capital                                                               15,500            15,500
   Retained earnings                                                                        31,115            31,052
   Accumulated other comprehensive (loss) income                                           (1,299)               933
---------------------------------------------------------------------------------------------------------------------
        Total stockholder's equity                                                          47,316            49,485
Commitments and contingencies (notes 6 and 11)
---------------------------------------------------------------------------------------------------------------------
        Total liabilities and stockholder's equity                                     $   711,341           842,209
                                                                                       ------------------------------

                                            See accompanying  notes to financial statements.

                                                                                         Variable Life Prospectus  3

PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

STATEMENTS OF INCOME

Years Ended December 31, 1999, 1998 and 1997
(in thousands)

                                                                           1999             1998              1997
---------------------------------------------------------------------------------------------------------------------
Revenue:
   Life insurance premiums                                            $     4,486            7,115             8,866
   Annuity considerations                                                  11,011           12,643            12,791
   Accident and health premiums                                            23,803           21,148            22,114
---------------------------------------------------------------------------------------------------------------------
     Total premiums and considerations                                     39,300           40,906            43,771
   Premiums ceded                                                          12,357           11,427            12,939
---------------------------------------------------------------------------------------------------------------------
        Net premiums and considerations                                    26,943           29,479            30,832
   Investment income, net                                                   2,739            2,021             1,626
   Realized investment gains (losses)                                          58            1,003               (1)
   Other income                                                               110               62                93
---------------------------------------------------------------------------------------------------------------------
     Total revenue                                                         29,850           32,565            32,550
---------------------------------------------------------------------------------------------------------------------
Benefits and expenses:
   Life insurance benefits                                                  1,039            3,508             5,074
   Annuity benefits                                                           382              351               323
   Accident and health insurance benefits                                  19,462           10,579            14,709
---------------------------------------------------------------------------------------------------------------------
     Total benefits                                                        20,883           14,438            20,106
   Benefit recoveries                                                      11,242            5,770             9,200
---------------------------------------------------------------------------------------------------------------------
        Net benefits                                                        9,641            8,668            10,906
   Commissions and other agent compensation                                 4,590            7,091             8,295
   General and administrative expenses                                      4,089            4,148             4,018
   Taxes, licenses and fees                                                   840              187               654
   Change in deferred acquisition costs, net                               10,636            4,060               798
---------------------------------------------------------------------------------------------------------------------
     Total benefits and expenses                                           29,796           24,154            24,671
---------------------------------------------------------------------------------------------------------------------
     Income from operations before income taxes                                54            8,411             7,879
---------------------------------------------------------------------------------------------------------------------
Income tax (benefit) expense:
   Current                                                                  1,913            3,126             1,573
   Deferred                                                               (1,922)            (312)             1,029
---------------------------------------------------------------------------------------------------------------------
     Total income tax (benefit) expense                                       (9)            2,814             2,602
---------------------------------------------------------------------------------------------------------------------
     Net income                                                       $        63            5,597             5,277
                                                                      -----------------------------------------------


                                            See accompanying  notes to financial statements.

                                                                     4

PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

STATEMENTS OF COMPREHENSIVE (LOSS) INCOME

Years Ended December 31, 1999, 1998 and 1997
(in thousands)

                                                                            1999             1998              1997
---------------------------------------------------------------------------------------------------------------------
Net income                                                            $        63            5,597             5,277
---------------------------------------------------------------------------------------------------------------------
Other comprehensive (loss) income:
   Unrealized (losses) gains on fixed maturities and equity securities:
     Unrealized holding (losses) gains arising during the period net of tax (benefit) expense of $(1,182) in 1999, $468 in 1998,
         and $403 in 1997                                                  (2,194)             869               749
     Less: Reclassification adjustment for realized gains (losses)
         included in net income, net of tax expense of $21 in 1999,
         $351 in 1998, and $0 in 1997                                          38              652               (1)
---------------------------------------------------------------------------------------------------------------------
        Total other comprehensive (loss) income                            (2,232)             217               750
---------------------------------------------------------------------------------------------------------------------
        Total comprehensive (loss) income                             $    (2,169)           5,814             6,027
                                                                      -----------------------------------------------



                                            See accompanying  notes to financial statements.


                                                                                         Variable Life Prospectus  5

PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

STATEMENTS OF STOCKHOLDER'S EQUITY

Years Ended December 31, 1999, 1998 and 1997
(in thousands)

                                                                           1999             1998              1997
---------------------------------------------------------------------------------------------------------------------
Common stock:
   Balance at beginning and end of year                               $     2,000            2,000             2,000
---------------------------------------------------------------------------------------------------------------------
Additional paid-in capital:
   Balance at beginning and end of year                                    15,500           15,500            15,500
---------------------------------------------------------------------------------------------------------------------
Retained earnings:
   Balance at beginning of year                                            31,052           25,455            20,178
   Net income                                                                  63            5,597             5,277
---------------------------------------------------------------------------------------------------------------------
     Balance at end of year                                                31,115           31,052            25,455
---------------------------------------------------------------------------------------------------------------------
Accumulated other comprehensive (loss) income:
     Balance at beginning of year                                             933              716              (34)
     Net unrealized (loss) gain during the year,
        net of deferred federal income taxes                              (2,232)              217               750
---------------------------------------------------------------------------------------------------------------------
     Balance at end of year                                               (1,299)              933               716
---------------------------------------------------------------------------------------------------------------------
     Total stockholder's equity                                       $    47,316           49,485            43,671
                                                                      -----------------------------------------------


                                            See accompanying  notes to financial statements.



PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

STATEMENTS OF CASH FLOWS

Years Ended December 31, 1999, 1998 and 1997
(in thousands)

                                                                           1999             1998              1997
---------------------------------------------------------------------------------------------------------------------
Cash flows (used in) provided by operating activities:
   Net income                                                         $        63            5,597             5,277
---------------------------------------------------------------------------------------------------------------------
   Adjustments  to  reconcile  net  income  to net
     cash provided  by (used  in) operating activities:
        Realized (gains) losses on investments                                (58)          (1,003)                1
        Deferred federal income tax (benefit) expense                      (1,922)            (312)            1,029
        Charges to policy account balances                                   (610)               0                 0
        Interest credited to policyholder account balances                    374               42                 0
        Change in:
          Receivables and other assets                                      1,198            5,149            (4,283)
          Deferred acquisition costs                                       10,636            4,060               798
          Future benefit reserves                                          (4,465)             829               452
          Policy and contract claims                                       (1,288)          (3,480)              847
          Unearned premiums                                                  (261)            (677)             (297)
          Other policyholder funds                                         (3,215)           2,321               551
          Reinsurance payable                                                 651             (619)              (17)
          Accrued expenses and other liabilities                           (3,149)             783               649
          Commissions due and accrued                                         115             (308)              108
          Due to parent                                                      (805)             221             2,080
        Depreciation and amortization                                         228             (275)             (110)
---------------------------------------------------------------------------------------------------------------------
        Total adjustments                                                  (2,571)           6,731             1,808
---------------------------------------------------------------------------------------------------------------------
        Net cash (used in) provided by operating activities                (2,508)          12,328             7,085
---------------------------------------------------------------------------------------------------------------------
Cash flows used in investing activities:
   Purchase of fixed maturities                                           (21,938)         (28,065)           (8,680)
   Purchase of equity securities                                           (1,343)          (2,105)                0
   Sale of fixed maturities                                                 8,735           20,414                81
   Sale of equity securities                                                1,103              553                 0
   Other investments, net                                                   8,126           (8,987)            1,859
---------------------------------------------------------------------------------------------------------------------
   Net cash used in investing activities                                   (5,317)         (18,190)           (6,740)
---------------------------------------------------------------------------------------------------------------------
Cash flows provided by financing activities:
   Policyholders' deposits to account balances                              4,583            6,676                 0
   Policyholders' withdrawals from account balances                         (108)                0                 0
---------------------------------------------------------------------------------------------------------------------
        Net cash provided by financing activities                           4,475            6,676                 0
---------------------------------------------------------------------------------------------------------------------
        Net change in cash                                                 (3,350)             814               345
Cash at beginning of year                                                   6,135            5,321             4,976
---------------------------------------------------------------------------------------------------------------------
Cash at end of year                                                   $     2,785            6,135             5,321
                                                                      -----------------------------------------------


                                            See accompanying  notes to financial statements.

                                                     Variable Life Prospectus  7

PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS
(IN THOUSANDS)


(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Preferred Life Insurance Company of New York (the Company) is a wholly owned subsidiary of Allianz Life Insurance Company of North America (Allianz Life) which, in turn, is a wholly-owned subsidiary of Allianz of America, Inc. (AZOA), a majority-owned subsidiary of Allianz Aktiengesellschaft Holding (Allianz AG), a Federal Republic of Germany company.

The Company is a life insurance company licensed to sell group life and accident and health policies and individual variable annuity contracts in six states and the District of Columbia. Based on 1999 revenue and consideration volume, 12%, 41% and 47% of the Company's business is life, annuity and accident and health, respectively. The Company's primary distribution channels are through strategic alliances with third party marketing organizations. The Company has a significant relationship with The Franklin Templeton Group and its broker/dealer network for marketing its variable annuity products.

Following is a summary of the significant accounting policies reflected in the accompanying financial statements.


BASIS OF PRESENTATION
The financial statements have been prepared in accordance with generally accepted accounting principles (GAAP) which vary in certain respects from accounting rules prescribed or permitted by state insurance regulatory authorities.

The preparation of financial statements in conformity with GAAP requires management to make certain estimates and assumptions that affect reported assets and liabilities including reporting or disclosure of contingent assets and liabilities as of the balance sheet date and the reported amounts of revenues and expenses during the reporting period. Actual results could vary significantly from management's estimates.


TRADITIONAL LIFE, GROUP LIFE AND GROUP ACCIDENT AND HEALTH INSURANCE
Premiums on traditional life and group life products are recognized as income when due. Group accident and health premiums are recognized as earned on a pro rata basis over the risk coverage periods. Benefits and expenses are matched with earned premiums so that profits are recognized over the premium paying periods of the contracts. This matching is accomplished by establishing provisions for future policy benefits and policy and contract claims, and deferring and amortizing related policy acquisition costs.


VARIABLE ANNUITY BUSINESS
Variable annuity contracts do not have significant mortality or morbidity risks and are accounted for in a manner consistent with interest bearing financial instruments. Accordingly, premium receipts are reported as deposits to the contractholder's account, while revenues consist of amounts assessed against contractholders including surrender charges and earned administrative service fees. Benefits consist of claims and benefits incurred in excess of the contractholder's balance.


DEFERRED ACQUISITION COSTS
Acquisition costs, consisting of commissions and other costs, which vary with and are primarily related to production of new business, are deferred. For variable annuity contracts, acquisition costs are amortized in relation to the present value of expected gross profits from investment margins and expense charges. Acquisition costs for group life and group accident and health products are deferred and amortized over the lives of the policies in the same manner as premiums are earned. Deferred acquisition costs amortized during 1999, 1998 and 1997 were $11,687, $8,763, and $10,147, respectively.

PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

(IN THOUSANDS)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

FUTURE BENEFIT RESERVES
Future benefits on life insurance products are computed by net level premium methods and the commissioners reserve valuation method based upon estimated future investment yield and mortality, commensurate with the Company's experience.

Future benefit reserves for variable annuity products are carried at accumulated contract values. Any additional reserves for any death benefits that may exceed the accumulated contract values are carried at an amount greater than or equal to a one year term cost.

POLICY AND CONTRACT CLAIMS

Policy and contract claims represent an estimate of claims and claim adjustment expenses that have been reported but not yet paid or incurred but not yet reported as of December 31.


INVESTMENTS
The Company has classified all of its fixed maturity and equity portfolio as "available-for-sale" and, accordingly, the securities are carried at fair value. Short term investments, which include certificates of deposit, are carried at amortized cost which approximates market.

Realized gains and losses are computed based on the specific identification method.

As of December 31, 1999 and 1998, investments with a carrying value of $1,611 and $1,711, respectively, were pledged to the New York Superintendent of Insurance as required by statutory regulation.

The market values of invested assets are deemed by management to approximate their estimated fair values. Changes in market conditions subsequent to December 31 may cause estimates of fair values to differ from the amounts presented herein.


REINSURANCE
Insurance liabilities are reported before the effects of reinsurance. Amounts paid or deemed to have been paid for claims covered by reinsurance contracts are recorded as reinsurance receivables. Estimated reinsurance receivables are recognized in a manner consistent with the liabilities related to the underlying reinsured contracts.


SEPARATE ACCOUNTS
Separate accounts represent funds for which investment income and investment gains and losses accrue directly to the contractholders. Each account has specific investment objectives and the assets are carried at market value. The assets of each account are legally segregated and are not subject to claims which arise out of any other business of the Company.

Fair values of separate account assets were determined using the market value of the underlying investments held in segregated fund accounts. Fair values of separate account liabilities were determined using the cash surrender values of the contractholders' accounts.


INCOME TAXES
Deferred  tax  assets  and   liabilities  are  recognized  for  the  future  tax
consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the period that includes the enactment date.


RECEIVABLES
Receivable balances approximate estimated fair values. This is based on pertinent information available to management as of year end including the financial condition and credit worthiness of the parties underlying the receivables. Changes in market conditions subsequent to year end may cause estimates of fair values to differ from the amounts presented herein.

                                                     Variable Life Prospectus  9

PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(IN THOUSANDS)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

ACCOUNTING CHANGES
In 1999, the Company adopted Statement of Position (SOP) 97-3, Accounting by Insurance and Other Enterprises for Insurance-Related Assessments. No adjustments were made to the financial statements upon adoption of this statement.


ACCOUNTING PRONOUNCEMENTS TO BE ADOPTED In June 1998, the Financial Accounting Standards Board issued SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities. The statement establishes accounting and reporting standards for derivative financial instruments and other similar financial instruments and for hedging activities. In June 1999, SFAS No. 137, Accounting for Derivative Instruments and Hedging Activities - Deferral of Effective Date of FASB Statement No. 133 was issued. This statement defers the effective date to fiscal years beginning after June 15, 2000. The Company will adopt these statements on January 1, 2001. The impact of adoption of SFAS No. 133 on the financial position of the Company has not been determined.


RECLASSIFICATIONS
Certain  1998   balances  have  been   reclassified   to  conform  to  the  1999
presentation.


(2) INVESTMENTS

Investments at December 31, 1999 consist of:

                                                                                                             AMOUNT
                                                                         AMORTIZED        ESTIMATED         SHOWN ON
                                                                           COST             FAIR             BALANCE
                                                                          OR COST           VALUE             SHEET
---------------------------------------------------------------------------------------------------------------------
Fixed maturities:
   U.S. Government                                                    $    37,183           35,397            35,397
   Foreign government                                                         500              471               471
   Corporate securities                                                    12,520           11,829            11,829
   Public utilities                                                           304              291               291
---------------------------------------------------------------------------------------------------------------------
     Total fixed maturities                                           $    50,507           47,988            47,988
---------------------------------------------------------------------------------------------------------------------
Equity securities:
   Common stocks:
     Banks, trusts and insurance companies                                     89               78                78
     Industrial and miscellaneous                                           1,771            2,302             2,302
---------------------------------------------------------------------------------------------------------------------
     Total equity securities                                          $     1,860            2,380             2,380
---------------------------------------------------------------------------------------------------------------------
Other investments:
   Short-term securities                                                    1,947          XXXXXXX             1,947
   Policy loans                                                                 3          XXXXXXX                 3
---------------------------------------------------------------------------------------------------------------------
     Total investments                                                $    54,317          XXXXXXX            52,318
                                                                      -----------------------------------------------

PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

(IN THOUSANDS)

(2) INVESTMENTS (CONTINUED)

At December 31, 1999 and 1998, the amortized cost, gross unrealized gains, gross unrealized losses and estimated fair values of securities are as follows:


                                                                           GROSS            GROSS           ESTIMATED
                                                          AMORTIZED     UNREALIZED       UNREALIZED           FAIR
                                                            COST           GAINS           LOSSES             VALUE
---------------------------------------------------------------------------------------------------------------------
1999:
   U.S. Government                                     $    37,183            141            1,927            35,397
   Foreign government                                          500              0               29               471
   Corporate securities                                     12,520              0              691            11,829
   Public utilities                                            304              0               13               291
---------------------------------------------------------------------------------------------------------------------
     Total fixed maturities                                 50,507            141            2,660            47,988
   Equity securities                                         1,860            772              252             2,380
---------------------------------------------------------------------------------------------------------------------
     Total                                             $    52,367            913            2,912            50,368
---------------------------------------------------------------------------------------------------------------------
1998:
   U.S. Government                                     $    30,595          1,378              234            31,739
   Foreign government                                          499              0                3               496
   Corporate securities                                      5,227             39                3             5,263
   Mortgage backed securities                                  957             15                0               972
   Public utilities                                            304             10                0               314
---------------------------------------------------------------------------------------------------------------------
     Total fixed maturities                                 37,582          1,442              240            38,784
   Equity securities                                         1,518            337              103             1,752
---------------------------------------------------------------------------------------------------------------------
     Total                                             $    39,100          1,779              343            40,536
                                                       --------------------------------------------------------------

The change in unrealized gains or losses on fixed maturities was $(3,721), $100, and $1,155 for the years ended December 31, 1999, 1998 and 1997, respectively.

The change in unrealized gains from equity securities was $286 and $234 for the years ended December 31, 1999 and 1998, respectively.

The amortized cost and estimated fair value of fixed maturities at December 31, 1999, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                                          AMORTIZED         ESTIMATED
                                                                                            COST           FAIR VALUE
---------------------------------------------------------------------------------------------------------------------
   Due after one year through five years                                               $   23,516             22,774
   Due after five years through ten years                                                  17,359             16,101
   Due after ten years                                                                      9,632              9,113
---------------------------------------------------------------------------------------------------------------------
     Totals                                                                            $   50,507             47,988
                                                                                       ------------------------------

                                                    Variable Life Prospectus  11

PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(IN THOUSANDS)

(2) INVESTMENTS (CONTINUED)

Proceeds from sales of investments in available-for-sale securities during 1999, 1998 and 1997 were $9,838, $20,967, and $81, respectively. Gross gains of $219, $1,080, and $0 and gross losses of $161, $77, and $0 were realized on sales of available-for-sale securities in 1999, 1998 and 1997, respectively.

Major categories of net investment income for the respective years ended December 31 are:


                                                                           1999             1998              1997
---------------------------------------------------------------------------------------------------------------------
Interest:
   Fixed maturities                                                   $     2,515            1,592             1,494
   Short-term investments                                                     289              393               168
Dividends:
   Equity securities                                                           19               12                 0
Other                                                                         (9)               52                11
---------------------------------------------------------------------------------------------------------------------
     Total investment income                                                2,814            2,049             1,673

Investment expenses                                                            75               28                47
---------------------------------------------------------------------------------------------------------------------
     Net investment income                                            $     2,739            2,021             1,626
---------------------------------------------------------------------------------------------------------------------


(3) SUMMARY TABLE OF FAIR VALUE DISCLOSURES



                                                                   1999                               1998
---------------------------------------------------------------------------------------------------------------------
                                                          CARRYING         FAIR           CARRYING            FAIR
                                                           AMOUNT          VALUE           AMOUNT             VALUE
                                                           -------         -----           -------            -----
Financial assets:
   Fixed maturities, at market
     U.S. Government                                   $    35,397         35,397           31,739            31,739
     Foreign government                                        471            471              496               496
     Corporate securities                                   11,829         11,829            5,263             5,263
     Mortgage backed securities                                  0              0              972               972
     Public utilities                                          291            291              314               314
   Equity securities                                         2,380          2,380            1,752             1,752
   Certificates of deposit and other short term securities   1,947          1,947           10,069            10,069
   Receivables                                               3,364          3,364            3,595             3,595
   Separate accounts assets                                614,649        614,649          732,046           732,046

Financial liabilities:
---------------------------------------------------------------------------------------------------------------------
   Separate account liabilities                            614,649        609,915          732,046           723,593
                                                       --------------------------------------------------------------

See Note 1 "Summary of Significant Accounting Policies" for description of the methods and significant assumptions used to estimate fair values.

PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

(IN THOUSANDS)

(4) RECEIVABLES

Receivables at December 31 consist of the following:


                                                                                            1999              1998
---------------------------------------------------------------------------------------------------------------------
Premiums due                                                                           $    2,456             2,747
Reinsurance commission receivable                                                              44               115
Other                                                                                         864               733
---------------------------------------------------------------------------------------------------------------------
        Total receivables                                                              $    3,364             3,595
                                                                                       ------------------------------

(5) ACCIDENT AND HEALTH CLAIMS RESERVES

Accident and health claims reserves are based on estimates which are subject to uncertainty. Uncertainty regarding reserves of a given accident year is gradually reduced as new information emerges each succeeding year, allowing more reliable re-evaluations of such reserves. While management believes that reserves as of December 31, are adequate, uncertainties in the reserving process could cause such reserves to develop favorably or unfavorably in the near term as new or additional information emerges. Any adjustments to reserves are reflected in the operating results of the periods in which they are made. Movements in reserves that are small relative to the amount of such reserves could significantly impact future reported earnings of the Company.

Activity in the accident and health claims reserves, exclusive of hospital indemnity and AIDS reserves of $516, $838, and $662 in 1999, 1998 and 1997, respectively, is summarized as follows:


                                                                           1999             1998              1997
---------------------------------------------------------------------------------------------------------------------
Balance at January 1, net of reinsurance
   recoverables of $6,540, $7,643, and $7,476                             $15,650           17,804            16,126
Incurred related to:
   Current year                                                            11,823           11,203            11,440
   Prior years                                                             (2,752)          (4,946)           (3,199)
---------------------------------------------------------------------------------------------------------------------
Total incurred                                                              9,071            6,257             8,241
---------------------------------------------------------------------------------------------------------------------
Paid related to:
   Current year                                                             2,725            3,697             1,686
   Prior years                                                              6,506            4,714             4,877
---------------------------------------------------------------------------------------------------------------------
Total paid                                                                  9,231            8,411             6,563
---------------------------------------------------------------------------------------------------------------------
Balance at December 31, net of reinsurance
   recoverables of $8,006, $6,540 and $7,643                              $15,490           15,650            17,804
                                                                          -------------------------------------------


In 1999, 1998 and 1997, the provision for prior year claims and claim adjustment expenses decreased due to lower than anticipated losses related to prior years. In 1998, the Company experienced positive development in its HMO reinsurance business which further decreased the provision for prior year claims.

                                                    Variable Life Prospectus  13

PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(IN THOUSANDS)

(6) REINSURANCE

In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding risks under excess coverage and coinsurance contracts. The Company retains a maximum of $50 coverage per individual life.

Reinsurance contracts do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk to minimize its exposure to significant losses from reinsurer insolvencies.

Included in reinsurance recoverables at December 31, 1999 and 1998 are recoverables on paid claims, unpaid claims and future benefit reserves from Allianz Life of $1,884 and $3,043, respectively. A contingent liability exists to the extent that Allianz Life or the Company's unaffiliated reinsurers are unable to meet their contractual obligations under reinsurance contracts. Management is of the opinion that no liability will accrue to the Company with respect to this contingency.

Life insurance, annuities and accident and health business assumed from and ceded to other companies is as follows:

                                                                                                           PERCENTAGE
                                                           ASSUMED         CEDED                            OF AMOUNT
                                            DIRECT       FROM OTHER      TO OTHER            NET             ASSUMED
YEAR ENDED                                  AMOUNT        COMPANIES      COMPANIES         AMOUNT            TO NET
---------------------------------------------------------------------------------------------------------------------
December 31, 1999:
Life insurance in force                $ 1,095,552               0        159,143          936,409              0.0%
---------------------------------------------------------------------------------------------------------------------
Premiums:
   Life insurance                            4,486               0          1,173            3,313              0.0%
   Annuities                                11,011               0              0           11,011              0.0%
   Accident and health insurance            17,074           6,729         11,184           12,619             53.3%
---------------------------------------------------------------------------------------------------------------------
     Total premiums                         32,571           6,729         12,357           26,943             25.0%
---------------------------------------------------------------------------------------------------------------------
December 31, 1998:
Life insurance in force                $   856,149               0        277,168          578,981              0.0%
---------------------------------------------------------------------------------------------------------------------
Premiums:
   Life insurance                            7,115               0          1,568            5,547              0.0%
   Annuities                                12,643               0              0           12,643              0.0%
   Accident and health insurance            15,813           5,335          9,859           11,289             47.3%
---------------------------------------------------------------------------------------------------------------------
     Total premiums                         35,571           5,335         11,427           29,479             18.1%
---------------------------------------------------------------------------------------------------------------------
December 31, 1997:
Life insurance in force                $ 1,591,244               0        484,546        1,106,698              0.0%
---------------------------------------------------------------------------------------------------------------------
Premiums:
   Life insurance                            8,866               0          2,450            6,416              0.0%
   Annuities                                12,791               0              0           12,791              0.0%
   Accident and health insurance            14,823           7,291         10,489           11,625             62.7%
---------------------------------------------------------------------------------------------------------------------
     Total premiums                         36,480           7,291         12,939           30,832             23.6%
                                       ------------------------------------------------------------------------------

PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

(IN THOUSANDS)

(6) REINSURANCE (CONTINUED)

Of the amounts assumed from and ceded to other companies, life and accident and health insurance assumed from and ceded to Allianz Life is as follows:


                                                            ASSUMED                                 CEDED
---------------------------------------------------------------------------------------------------------------------
                                                      1999       1998        1997        1999       1998        1997
---------------------------------------------------------------------------------------------------------------------
Life insurance in force                     $           0          0            0       1,670     1,992        2,032
---------------------------------------------------------------------------------------------------------------------
Premiums:
   Life insurance                           $           0          0            0          50        10           44
   Accident and health insurance                     1,892     1,575        1,566         628       635          841
---------------------------------------------------------------------------------------------------------------------
   Total premiums                           $        1,892     1,575        1,566         678       645          885
                                            -------------------------------------------------------------------------



(7) INCOME TAXES

INCOME TAX EXPENSE
Total income tax expenses for the years ended December 31 are as follows:


                                                                           1999             1998              1997
---------------------------------------------------------------------------------------------------------------------
Income tax expense attributable to operations:
   Current tax expense                                                $    1,913           3,126              1,573
   Deferred tax (benefit) expense                                         (1,922)           (312)             1,029
---------------------------------------------------------------------------------------------------------------------
Total income tax (benefit) expense attributable to operations                 (9)          2,814              2,602
Income tax effect on equity:
     Attributable to unrealized gains and losses for the year             (1,202)            116                404
---------------------------------------------------------------------------------------------------------------------
Total income tax effect on equity                                     $   (1,211)          2,930              3,006
                                                                      -----------------------------------------------


COMPONENTS OF INCOME TAX EXPENSE
Income tax expense computed at the statutory rate of 35% varies from tax expense reported in the Statements of Income for the respective years ended December 31 as follows:


                                                                           1999             1998              1997
---------------------------------------------------------------------------------------------------------------------
Income tax expense computed at the statutory rate                     $       19            2,943             2,758
Other                                                                        (28)           (129)             (156)
---------------------------------------------------------------------------------------------------------------------
        Income tax (benefit) expense as reported                      $       (9)           2,814             2,602
                                                                      -----------------------------------------------

                                                    Variable Life Prospectus  15

PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(IN THOUSANDS)

(7) INCOME TAXES (CONTINUED)

COMPONENTS OF DEFERRED TAX ASSETS AND LIABILITIES ON THE BALANCE SHEET
Tax effects of temporary differences giving rise to the significant components of the net deferred tax liabilities at December 31, 1999 and 1998 are as follows:


                                                                                            1999              1998
---------------------------------------------------------------------------------------------------------------------
Deferred tax assets:
   Future benefit reserves                                                             $      533              1,821
   Unrealized losses on investments                                                           700                  0
---------------------------------------------------------------------------------------------------------------------
     Total deferred tax assets                                                              1,233              1,821
---------------------------------------------------------------------------------------------------------------------
Deferred tax liabilities:
   Deferred acquisition costs                                                               5,637              9,003
   Unrealized gains on investments                                                              0                502
   Other                                                                                    2,449              2,293
---------------------------------------------------------------------------------------------------------------------
     Total deferred tax liabilities                                                         8,086             11,798
---------------------------------------------------------------------------------------------------------------------
Net deferred tax liability                                                             $    6,853              9,977
                                                                                       ------------------------------

Although realization is not assured, the Company believes it is not necessary to establish a valuation allowance for the deferred tax asset as it is more likely than not the deferred tax asset will be realized principally through future reversals of existing taxable temporary differences and future taxable income. The amount of the deferred tax asset considered realizable, however, could be reduced in the near term if estimates of future reversals of existing taxable temporary differences and future taxable income are reduced.

The Company files a consolidated federal income tax return with AZOA and all of its wholly owned subsidiaries. The consolidated tax allocation agreement stipulates that each company participating in the return will bear its share of the tax liability pursuant to United States Treasury Department regulations. The Company accrues income taxes payable to Allianz Life under AZOA intercompany tax allocation agreements. Income taxes paid (recovered) by the Company were $3,149, ($1,998) and $0 in 1999, 1998 and 1997, respectively. The Company's liability for current taxes was $1,968 and $3,047 as of December 31, 1999 and 1998, respectively, and is included in payable to parent in the liability section of the accompanying balance sheet.


(8) RELATED PARTY TRANSACTIONS

Allianz Life performs certain administrative services for the Company. The Company reimbursed Allianz Life $1,496, $1,941, and $1,463 in 1999, 1998 and 1997, respectively, for related administrative expenses incurred. The Company's liability to Allianz Life for incurred but unpaid service fees as of December 31, 1999 and 1998 was $630 and $356, respectively, and is included in payable to parent in the liability section of the accompanying balance sheet.

AZOA's investment division manages the Company's investment portfolio. The Company paid AZOA $35, $18, and $15 in 1999, 1998 and 1997, respectively, for investment advisory fees. The Company had no incurred but unpaid fees to AZOA as of December 31, 1999 and 1998.

PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

(IN THOUSANDS)

(9) EMPLOYEE BENEFIT PLANS

The Company participates in the Allianz Primary Retirement Plan (Primary Retirement Plan), a defined contribution plan. The Company makes contributions to a money purchase pension plan on behalf of eligible participants. All employees are eligible to participate in the Primary Retirement Plan after two years of service. The contributions are based on a percentage of the participant's salary with the participants being 100% vested upon eligibility. It is the Company's policy to fund the plan costs as accrued. Total pension contributions were $60, $30, and $37 in 1999, 1998 and 1997, respectively.

The Company participates in the Allianz Asset Accumulation Plan (Allianz Plan), a defined contribution plan sponsored by AZOA. Under the Allianz Plan provisions, the Company will match 75% of eligible employees' contributions up to a maximum of 6% of a participant's compensation. The plan can also declare a profit sharing allocation of up to 5.0% of base pay at year-end based upon the profitability of AZOA. All employees are eligible to participate after one year of service and are fully vested in the Company's matching contribution after three years of service. The Allianz Plan will accept participants' pretax or after-tax contributions up to 15% of the participant's compensation. It is the Company's policy to fund the Allianz Plan costs as accrued. The Company accrued $35, $18, and $59 in 1999, 1998 and 1997, respectively, toward planned contributions.


(10) STATUTORY FINANCIAL DATA AND DIVIDEND RESTRICTIONS

Statutory accounting is directed toward insurer solvency and protection of policyholders. Accordingly, certain items recorded in financial statements prepared under GAAP are excluded or vary in determining statutory policyholders' surplus and gain from operations. Currently, these items include, among others, deferred acquisition costs, furniture and fixtures, accident and health premiums receivable which are more than 90 days past due, deferred taxes and undeclared dividends to policyholders. Additionally, future life and annuity policy benefit reserves calculated for statutory accounting do not include provisions for withdrawals. The NAIC has completed a project to codify statutory accounting practices, the result of which will constitute the primary source of "prescribed" statutory accounting practices. Accordingly, that project, which is currently in the process of state adoption and expected to be effective January 1, 2001, will change the definition of what comprises prescribed versus permitted statutory accounting practices, and may result in changes to existing accounting policies insurance enterprises use to prepare their statutory financial statements. The Company has not quantified the effects of adopting the NAIC codification on their statutory financial statements.

The differences between stockholder's equity and net income reported in accordance with statutory accounting practices and the accompanying financial statements for the years ended December 31 are as follows:


                                          STOCKHOLDER'S EQUITY                           NET INCOME
---------------------------------------------------------------------------------------------------------------------
                                             1999           1998           1999             1998              1997
                                             -----          -----          -----            -----             -----
Statutory basis                        $    38,136          32,866          5,351            6,891             4,292
Adjustments:
   Change in reserve basis                  (5,680)         (9,216)         3,536            2,147             2,424
   Deferred acquisition costs               22,751          33,387        (10,636)          (4,060)             (798)
   Deferred taxes                           (6,853)         (9,977)         1,922              312            (1,029)
   Nonadmitted assets                           39              75              0                0                 0
   Interest maintenance reserve                513             569            (56)             657               (19)
   Asset valuation reserve                     667             283              0                0                 0
   Liability for unauthorized reinsurers       261             239              0                0                 0
   Unrealized (losses) gains on investments (2,519)          1,202              0                0                 0
   Other                                         1              57            (54)            (350)              407
---------------------------------------------------------------------------------------------------------------------
      As reported in the accompanying
         financial statements          $    47,316          49,485             63            5,597             5,277
                                       ------------------------------------------------------------------------------

                                                    Variable Life Prospectus  17

PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(IN THOUSANDS)

(10) STATUTORY FINANCIAL DATA AND DIVIDEND RESTRICTIONS (CONTINUED)

The Company is required to meet minimum capital and surplus requirements. At December 31, 1999 and 1998, the Company was in compliance with these requirements. In accordance with New York Statutes, the Company may not pay a stockholder dividend without prior approval by the Superintendent of Insurance. The Company paid no dividends in 1999, 1998 and 1997.


REGULATORY RISK BASED CAPITAL
An insurance enterprise's state of domicile imposes minimum risk-based capital requirements that were developed by the National Association of Insurance Commissioners (NAIC). The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of an enterprise's regulatory total adjusted capital to its authorized control level risk-based capital, as defined by the NAIC. Enterprises below specific triggerpoints or ratios are classified within certain levels, each of which requires specified corrective action. The levels and ratios are as follows:

                                  RATIO OF TOTAL ADJUSTED CAPITAL TO
                                  AUTHORIZED CONTROL LEVEL RISK-BASED
      REGULATORY EVENT            CAPITAL (LESS THAN OR EQUAL TO)
      ----------------            -----------------------------------

    Company action level          2 (or 2.5 with negative trends)
   Regulatory action level                     1.5
  Authorized control level                      1
   Mandatory control level                     0.7

The Company's adjusted capital is in excess of the Company action level as of December 31, 1999 and 1998.


PERMITTED STATUTORY ACCOUNTING PRACTICES
The Company is required to file annual statements with insurance regulatory authorities, which are prepared on an accounting basis prescribed or permitted by such authorities. Currently, prescribed statutory accounting practices include state laws, regulations, and general administrative rules, as well as a variety of publications of the NAIC. Permitted statutory accounting practices encompass all accounting practices that are not prescribed; such practices differ from state to state, may differ from company to company within a state, and may change in the future. The Company does not currently use permitted statutory accounting practices that have a significant impact on its statutory financial statements.


(11) COMMITMENTS AND CONTINGENCIES

The Company is subject to claims and lawsuits that arise in the ordinary course of business. In the opinion of management, the ultimate resolution of such litigation will not have a material adverse effect on the financial position of the Company.

The Company is contingently liable for possible future assessments under regulatory requirements pertaining to insolvencies and impairments of unaffiliated insurance companies. Provision has been made for assessments currently received and assessments anticipated for known insolvencies.

PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

(IN THOUSANDS)

(12) SUPPLEMENTARY INSURANCE INFORMATION

The following table summarizes certain financial information by line of business for 1999, 1998 and 1997:


                                                   AS OF DECEMBER 31               FOR THE YEAR ENDED DECEMBER 31
------------------------------------------------------------------------------------------------------------------------------------
                                               FUTURE              OTHER       PREMIUM                BENEFITS,  NET CHANGE
                                  DEFERRED    BENEFITS,            POLICY      REVENUE                 CLAIMS        IN
                                   POLICY      LOSSES,           CLAIMS AND   AND OTHER      NET     LOSSES, AND   POLICY    OTHER
                                 ACQUISITION CLAIMS AND  UNEARNED BENEFITS    CONTRACT   INVESTMENT SETTLEMENT ACQUISITION OPERATING
                                   COSTS    LOSS EXPENSE PREMIUMS  PAYABLE  CONSIDERATIONS  INCOME    EXPENSES    COSTS (A) EXPENSES
------------------------------------------------------------------------------------------------------------------------------------
1999:
Life insurance                      $  25      2,771       156      1,499       3,313        192         411         32        923
Annuities                          22,644      6,546         0        479      11,011        904         381     10,562      2,423
Accident and health insurance          82          0       496     24,012      12,619      1,643       8,849         42      6,173
------------------------------------------------------------------------------------------------------------------------------------
                                 $ 22,751      9,317       652     25,990      26,943      2,739       9,641     10,636      9,519
------------------------------------------------------------------------------------------------------------------------------------
1998:
Life insurance                      $  57      1,827       246      3,424       5,547        303       2,160        165      1,518
Annuities                          33,206      7,716         0        827      12,643        243         351      3,899      6,047
Accident and health insurance         124          0       667     23,027      11,289      1,475       6,157        (4)      3,861
------------------------------------------------------------------------------------------------------------------------------------
                                 $ 33,387      9,543       913     27,278      29,479      2,021       8,668      4,060     11,426
------------------------------------------------------------------------------------------------------------------------------------
1997:
Life insurance                     $  222      1,362       983      4,177       6,416        406       2,587         68      2,075
Annuities                          37,105        634         0        471      12,791          0         323        750      8,023
Accident and health insurance         120          0       607     26,109      11,625      1,220       7,996       (20)      2,869
------------------------------------------------------------------------------------------------------------------------------------
                                 $ 37,447      1,996     1,590     30,757      30,832      1,626      10,906        798     12,967
                                 ---------------------------------------------------------------------------------------------------

(a) See note 1 for aggregate gross amortization.

                                     PART C

                                OTHER INFORMATION


Item 24.  Financial Statements and Exhibits

A.  Financial Statements

    The following financial statements of the Company are included in Part B hereof.

    1.  Independent Auditors' Report.
    2.  Balance Sheets as of December 31, 1999 and 1998.
    3. Statements of Income for the years ended December 31, 1999, 1998 and 1997.
    4.  Statements of Stockholder's Equity for the years ended
        December 31, 1999, 1998 and 1997.
    5. Statements of Cash Flow for the years ended December 31, 1999, 1998 and 1997.
    6.  Notes to Financial Statements - December 31, 1999, 1998 and 1997.

    The following financial statements of the Variable Account are included in Part B hereof.

    1.  Independent Auditors' Report.
    2.  Statements of Assets and Liabilities as of December 31, 1999.
    3.  Statements of Operations for the year ended December 31, 1999.
    4.  Statements of Changes in Net Assets for the years ended
        December 31, 1999 and 1998.
    5.  Notes to Financial Statements - December 31, 1999.


B.  Exhibits

    1. Resolution of Board of Directors of the Company authorizing the establishment of the Variable Account(1)
    2.  Not Applicable
    3.  a. Principal Underwriter Agreement (3)
        b. Selling Agreement
    4.  Individual Variable Annuity Contract(2)
    5.  Application for Individual Variable Annuity Contract(2)
    6.  (i)  Copy of Articles of Incorporation of the Company(1)
        (ii) Copy of the Bylaws of the Company(3)
    7.  Not Applicable
    8.  (i)   Form  of  Fund  Participation  Agreement  between  AIM Variable
              Insurance Funds, Inc., Preferred Life Insurance Company of  New
              York and NALAC Financial Plans LLC(4)
        (ii)  Form of  Fund  Participation  Agreement between  Alger American
              Fund,  Preferred  Life Insurance  Company of New York and  Fred
              Alger and Company(4)
        (iii) Form of Fund Participation Agreement between USAllianz Variable
              Insurance Products Trust,  Preferred Life  Insurance Company of
              New York and BISYS Fund Services Limited Partnership(4)
    9.  Opinion and Consent of Counsel
    10. Independent Auditors' Consent
    11. Not Applicable
    12. Not Applicable
    13. Calculation of Performance Information
    14. Company Organizational Chart
    27. Not Applicable

  (1) Incorporated by reference to Post-Effective Amendment No. 9 to Registrant's Form N-4 as filed electronically on October 27, 1995.
  (2) Incorporated by reference to Post-Effective Amendment No. 10 to Registrants Form N-4 as filed electronically on April 18, 1996.
  (3) Incorporated by reference to Post-Effective Amendment No.14 to Registrants Form N-4 as filed electronically on April 29, 1998.
  (4) Incorporated by reference to Post-Effective Amendment No.19 to Registrants Form N-4 as filed electronically on November 12, 1999.



Item 25.     Directors and Officers of the Depositor

The following are the Officers and Directors of the Company:


Name and Principal              Positions and Offices
Business Address                with Depositor
-----------------               ------------------------------
Edward J. Bonach                Chairman of the Board, President
1750 Hennepin Avenue            and Chief Financial Officer
Minneapolis, MN 55403

Michael T. Westermeyer          Secretary and Director
1750 Hennepin Avenue
Minneapolis, MN 55403

Dennis Marion                   Director
500 Valley Road
Wayne, NJ 07470

Robert S. James                 Director
1750 Hennepin Avenue
Minneapolis, MN  55403

Eugene T. Wilkinson             Director
14 Commerce Drive
Cranford, NJ 07016

Eugene Long                     Vice President of Operations
152 W. 57th Street              and Director
18th Floor
New York, NY 10019

Reinhard W. Obermueller         Director
560 Lexington Ave
New York, NY  10022

Stephen R. Herbert              Director
900 Third Avenue
New York, NY  10022

Jack F. Rockett                 Director
140 East 95th Street, Ste 6A
New York, NY  10129

Kevin Walker                    Treasurer
300 S Hwy 169
Minneapolis, MN 55426

Stephen Blaske                  Actuary
1750 Hennepin Avenue
Minneapolis, MN 55403

Margery G. Hughes               Director
1750 Hennepin Avenue
Minneapolis, MN 55403

Christopher H. Pinkerton        Director
1750 Hennepin Avenue
Minneapolis, MN 55403

Mark Zesbaugh                   Director
1750 Hennepin Avenue
Minneapolis, MN 55403

Charles Kavitsky                Director
300 S Hwy 169
Minneapolis, MN 55426



Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant


The  Company  organizational  chart is included herein.


Item 27.     Number of Contract Owners

As of February 29, 2000, there were 3,760 qualified Contract Owners and 7,835 non-qualified Contract Owners.


Item 28.     Indemnification

The Bylaws of the Company provide that:

Each person (and the heirs, executors, and administrators of such person) made or threatened to be made a party to any action, civil or criminal, by reason of being or having been a Director, officer, or employee of the corporation (or by reason of serving any other organization at the request of the corporation) shall be indemnified to the extent permitted by the laws of the State of New York, and in the manner prescribed therein.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted for directors and officers or controlling persons of the Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.     Principal Underwriters

     a. USAllianz Investor Services, LLC (formerly NALAC Financial Plans, LLC) is the principal underwriter for the Contracts. It also is the principal underwriter for:

        Allianz Life Variable Account A
        Allianz Life Variable Account B

     b. The following are the officers (managers) and directors (Board of Governors) of USAllianz Investor Services, LLC:


Name & Principal          Positions and Offices
Business Address          with Underwriter
----------------          ---------------------
Christopher H. Pinkerton  President and Director
1750 Hennepin Avenue
Minneapolis, MN 55403

Thomas B. Clifford        Vice President and Director
1750 Hennepin Avenue
Minneapolis, MN 55403

Michael T. Westermeyer    Vice President, Secretary and Director
1750 Hennepin Avenue
Minneapolis, MN 55403

Catherine L. Mielke       Compliance Officer
1750 Hennepin Avenue
Minneapolis, MN 55403

Michael M. Ahles          Vice President and Treasurer
1750 Hennepin Avenue
Minneapolis, MN 55403

Lawrance C. Skibo         Executive Vice President
1750 Hennepin Avenue
Minneapolis, MN 55403

Catherine Q. Farley       Vice President
1750 Hennepin Avenue
Minneapolis, MN 55403

Brian A. Jeffs            Regional Vice President
1750 Hennepin Avenue
Minneapolis, MN 55403

Robert S. James           Director
1750 Hennepin Avenue
Minneapolis, MN 55403



c.     Not Applicable

Item 30.     Location of Accounts and Records


Thomas Clifford, whose address is 1750 Hennepin Avenue, Minneapolis, Minnesota, 55403 and Delaware Valley Financial Services, USAllianz Service Center, 300 Berwyn Park, Berwyn, Pennsylvania 19312, maintain physical possession of the accounts, books or documents of the Variable Account required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder.


Item 31.     Management Services

Not Applicable

Item 32.     Undertakings

     a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen
(16) months old for so long as payment under the variable annuity contracts may be accepted.

     b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

     c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

     d. Preferred Life Insurance Company of New York ("Company") hereby represents that the fees and charges deducted under the Contract described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.


                               REPRESENTATIONS

The Company hereby represents that it is relying upon a No-Action Letter issued to the American Council of Life Insurance, dated November 28, 1988 (Commission ref. IP-6-88), and that the following provisions have been complied with:

     1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

     2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

     3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants;

     4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

                                  SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this registration statement and has caused this Registration Statement to be signed on its behalf in the City of Minneapolis and State of Minnesota, on this 17th day of April, 2000.


                                    PREFERRED LIFE
                                    VARIABLE ACCOUNT C
                                    (Registrant)

                               By:  PREFERRED LIFE INSURANCE COMPANY
                                    OF NEW YORK
                                    (Depositor)



                               By:  /s/ Michael T. Westermeyer
                                    --------------------------


                                    PREFERRED LIFE INSURANCE COMPANY
                                    OF NEW YORK
                                    (Depositor)


                               By:  /s/ Michael T. Westermeyer
                                    --------------------------




Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated.


Signature and Title
Edward J. Bonach*         Chairman of the Board
Edward J. Bonach          President & Chief Financial
                          Officer                      04/17/2000

Robert S. James*          Director
Robert S. James                                        04/17/2000

Dennis Marion*            Director
Dennis Marion                                          04/17/2000

Eugene T. Wilkinson*      Director
Eugene T. Wilkinson                                    04/17/2000

Eugene Long*              Director
Eugene Long                                            04/17/2000

Reinhard W. Obermueller*  Director
Reinhard W. Obermueller                                04/17/2000

Stephen R. Herbert*       Director
Stephen R. Herbert                                     04/17/2000

Jack F. Rockett*          Director
Jack F. Rockett                                        04/17/2000

_______________________   Director
Margery G. Hughes                                      04/17/2000

_______________________   Director
Christopher H. Pinkerton                               04/17/2000

_______________________   Director
Mark A. Zesbaugh                                       04/17/2000

_______________________   Director
Charles Kavitsky                                       04/17/2000

_______________________   Director
Kevin Walker                                           04/17/2000




                                 * By /S/ Michael T. Westermeyer
                                      --------------------------
                                           Attorney-in-Fact
                                        Secretary and Director

                                   EXHIBITS

                                      TO

                        POST-EFFECTIVE AMENDMENT NO.   20

                                      TO

                                   FORM N-4

                      PREFERRED LIFE VARIABLE ACCOUNT C

                 PREFERRED LIFE INSURANCE COMPANY OF NEW YORK


                              INDEX TO EXHIBITS


Exhibit                                                             Page
-------                                                             ----

EX-99.B3.b     Selling Agreement

EX-99.B9       Opinion and Consent of Counsel

EX-99.B10      Independent Auditors' Consent

EX-99.B13      Calculation of Performance Information

EX-99.B14      Company Organizational Chart